     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 13, 2007.

                                                            FILE NOS. 333-137892
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 1                          [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 2                                    [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous



It is proposed that this filing will become effective:



[X] immediately upon filing pursuant to paragraph (b)



[ ] on (date) pursuant to paragraph (b)



[ ] 60 days after filing pursuant to paragraph (a)(1)



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:



[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of interest in Variable Separate Account of AIG SunAmerica Life Assurance Company under variable annuity contracts.

Registrant does not intend for this Post-Effective Amendment No. 1 and Amendment No. 2 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT



                              PART A -- PROSPECTUS



Incorporated by reference to the Prospectus filed under Form N-4, Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-137892 and 811-03859 filed on December 18, 2006, Accession No. 0000950124-06-007650.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT

                               SUPPLEMENT TO THE

                 POLARIS CHOICE III VARIABLE ANNUITY (R4180PRO)

                        PROSPECTUS DATED JANUARY 2, 2007

--------------------------------------------------------------------------------

THE DATE OF THE PROSPECTUS IS HEREBY CHANGED TO FEBRUARY 13, 2007.

THE FOLLOWING IS ADDED TO THE FEE TABLES ON PAGE 4 OF THE PROSPECTUS:

OPTIONAL MARKETLOCK FOR LIFE+ FEE
(calculated as the percentage of the greater of (a) Purchase Payments made in the first contract year and Purchase Payments made in contract years 2-5 capped each year at 100% of the Purchase Payments made in the first year, or (b) the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments made after the first five years) during the period in which anniversary values are being considered, each adjusted for excess withdrawals during the applicable period)*

    ALL YEARS IN WHICH THE FEATURE IS IN EFFECT                      ANNUALIZED FEE
    -------------------------------------------                   ---------------------
    For One Covered Person......................................  0.65% of Benefit Base
    For Two Covered Persons.....................................  0.90% of Benefit Base

*MarketLock for Life+ is an optional guaranteed minimum withdrawal benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

THE FOLLOWING REPLACES THE MAXIMUM EXPENSE EXAMPLES LOCATED ON PAGE 5 OF THE
PROSPECTUS:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 2.02% (including the optional Death Benefit and the EstatePlus features), the optional MarketLock For Life+ feature (0.90%), and investment in an Underlying Fund with total expenses of 2.03%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,200            $2,101            $2,502            $5,003
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:(4)

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $358             $1,088            $1,840            $3,818
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $500             $1,501            $2,502            $5,003
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------

(4) You do not pay fees for optional features once you annuitize your contract; therefore, examples reflecting annuitization do not include fees for optional features.

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION UNDER THE OPTIONAL LIVING BENEFITS HEADING IN THE PROSPECTUS:

MARKETLOCK FOR LIFE+

WHAT IS MARKETLOCK FOR LIFE+?

MarketLock For Life+ is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the highest contract anniversary value plus a potential bonus amount. Thus, MarketLock For Life+ may offer protection in the event your contract value declines due to unfavorable investment performance or certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life+ as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received in the contract's first five years are included in the Benefit Base.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see the ACCESS TO YOUR MONEY section in the prospectus.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE+ AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

WHEN AND HOW MAY I ELECT MARKETLOCK FOR LIFE+?

You may elect MarketLock For Life+ at the time of contract issue for immediate effectiveness; if we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons who's lifetime withdrawals are guaranteed under MarketLock For Life+ as the "Covered Person(s)." There are age parameters applicable to this feature which drive whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            COVERED PERSON
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            50             75
-------------------------------------------------
    Joint Owners
(based on the age of      50             75
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          50           75           50           75
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

N/A = Not applicable because second Covered Person is a spousal beneficiary and the contract and feature availability is based on the Owner only. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

HOW DOES MARKETLOCK FOR LIFE+ WORK?

MarketLock For Life+ automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Benefit Base plus a bonus amount, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the bonus amount is only available for the first 10 years following the Effective Date.

MarketLock For Life+ automatically locks-in a new Benefit Base each year based on the greater of the highest

Anniversary Value or the Benefit Base increased by a bonus amount during the first 10 years of your contract. The bonus amount (the "Bonus") is calculated as 6% of the Bonus Base, defined below. The Bonus may only be added to the Benefit Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for a Bonus to be added to your Benefit Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for a Bonus to be added to your Benefit Base on your third contract anniversary. Please see "How are the components of MarketLock For Life+ calculated?" below for details.

WHAT DETERMINES THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE?

The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

-------------------------------------------------------------------------------------
                                                                  MAXIMUM
                                                                   ANNUAL
                                                                 WITHDRAWAL
AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL           PERCENTAGE*
-------------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                           4%
-------------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                           5%
-------------------------------------------------------------------------------------
        On or after 76th birthday                                    6%
-------------------------------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------------
                                                           MAXIMUM
                                                            ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL             PERCENTAGE*
------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                    4%
------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                    5%
------------------------------------------------------------------------------
      On or after 76th birthday                               6%
------------------------------------------------------------------------------

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in any given year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life+?" below.

ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE+?

Yes, as long as the feature is in effect, we require that you allocate your Purchase Payments, subsequent Purchase Payments and transfers of contract value in accordance with the investment requirements listed below.

 --------------------------------------------------------------------------
      INVESTMENT         INVESTMENT            VARIABLE PORTFOLIOS
        GROUP           REQUIREMENT           AND/OR FIXED ACCOUNTS
 --------------------------------------------------------------------------
 A. Bond, Cash and      Minimum 20%    Cash Management
    Fixed Accounts      Maximum 100%   Corporate Bond
                                       Global Bond
                                       Government & Quality Bond
                                       FIXED ACCOUNTS
                                       DCA 6-Month
                                       DCA 12-Month
                                       1-Year Fixed
 --------------------------------------------------------------------------
 B. Equity Maximum       Minimum 0%    Aggressive Growth
                        Maximum 80%    Alliance Growth
                                       American Funds Asset Allocation SAST
                                       American Funds Global Growth SAST
                                       American Funds Growth SAST
                                       American Funds Growth-Income SAST
                                       Asset Allocation
                                       Blue Chip Growth
                                       Capital Appreciation
                                       Columbia High Yield, VS
                                       Columbia Marsico Focused Equities,
                                       VS
                                       Davis Venture Value
                                       "Dogs" of Wall Street
                                       Federated American Leaders
                                       Foreign Value
                                       Global Equities
                                       Growth
                                       Growth-Income
                                       High-Yield Bond
                                       International Diversified Equities
                                       International Growth and Income
                                       Lord Abbett Growth and Income
                                       Marsico Growth
                                       MFS Massachusetts Investors Trust
                                       MFS Total Return
                                       Putnam Growth: Voyager
                                       Small & Mid Cap Value
                                       SunAmerica Balanced
                                       Telecom Utility
                                       Van Kampen LIT Comstock
                                       Van Kampen LIT Growth and Income
                                       Van Kampen LIT Strategic Growth
                                       Worldwide High Income
 --------------------------------------------------------------------------
 C. Limited Equity       Minimum 0%    Emerging Markets
                        Maximum 20%    Goldman Sachs Research
                                       Growth Opportunities
                                       MFS Mid-Cap Growth
                                       Natural Resources
                                       Real Estate
                                       Small Company Value
                                       Technology
 --------------------------------------------------------------------------

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in good order. Please see Allocation of Purchase Payments in the prospectus. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - receipt of a subsequent Purchase Payment; or

     - a transfer or reallocation that causes your contract value to be inconsistent with the investment requirements, whether automatic or directed by you; or

     - a withdrawal that causes your contract value to inconsistent with the investment requirements, whether automatic or directed by you.

We will rebalance your contract in accordance with either your initial allocation instructions or your Automatic Asset Rebalancing Program instructions on file, whichever is consistent with the investment requirements and most current. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and implement those at the next rebalancing. Please see Automatic Asset Rebalancing Program in the prospectus. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE+ CALCULATED?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE THE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS. Total Eligible Purchase Payments are limited to $1 million without our prior Company approval.

Second, we consider the BONUS PERIOD and the BENEFIT BASE EVALUATION PERIOD. The Bonus Period is the period of time over which we calculate the potential Bonus. The Benefit Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Benefit Base plus Bonus during the Bonus Period. The Bonus Period and the Benefit Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Benefit Base Evaluation Period, you may contact us to extend the Benefit Base Evaluation Period. Please see "CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Bonus Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Benefit Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the BENEFIT BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Benefit Base is the contract value on the Effective Date. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?" below. On each contract anniversary, we determine if the Benefit Base should be increased based on the maximum Anniversary Value or any available Bonus. The calculation and components of this determination are detailed below.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS NOT AVAILABLE OR AFTER BONUS
     PERIOD:

     On each contract anniversary occurring during the Benefit Base Evaluation Period, the Benefit Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Benefit Base; and

          (b) is all previous maximum Anniversary Values during the Benefit Base Evaluation Period.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS AVAILABLE:

     The Bonus Base is used to calculate the Bonus during the Bonus Period. The Bonus is calculated as a percentage of the Bonus Base. The Bonus Base is used solely to calculate the Bonus. The initial Bonus Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Bonus Period, we determine the amount by which the Bonus Base and/or the Benefit Base could increase. The components used to determine this amount are:

          (a) the Benefit Base calculated based on the maximum Anniversary Value; and

          (b) the Bonus plus the current Benefit Base.

     If (a) is greater than (b), the Bonus Base and the Benefit Base are increased to the current Anniversary Value. If (b) is greater than (a), the Benefit Base is increased by the Bonus and the Bonus Base remains unchanged.

The Bonus Base is increased each time subsequent Eligible Purchase Payments are made. The Bonus Base also increases when the Benefit Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Benefit Base and all previous maximum Anniversary Values. The Bonus Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the Contract Value is reduced by the Excess Withdrawal. The Bonus Base is not used in the calculation of the Contract Value or any other benefits under the Contract.

The Benefit Base and Bonus Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Benefit Base and Bonus Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Benefit Base Evaluation Period will not result in a lower Benefit Base or lower Bonus Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Benefit Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Benefit Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see What are the Effects of Withdrawals on MarketLock For Life+? below.

WHAT IS THE FEE FOR MARKETLOCK FOR LIFE+?

The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?

The Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Benefit Base or Bonus Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Bonus Period, a Bonus will not be added to your Benefit Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life+ are further explained below:

     BENEFIT BASE AND BONUS BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base are not reduced for those withdrawals.

     Excess Withdrawals as described above reduce the Benefit Base and Bonus Base as follows:

     For each Excess Withdrawal taken, the Benefit Base and Bonus Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Bonus Base, it will result in the reduction of the amount of the Bonus.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased (as described above under "How are the components for MarketLock For Life+ calculated?" ). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is reduced to zero but the Benefit Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Benefit Base Evaluation Period and the Bonus Period end and Bonus Base equals zero.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?

There is an option for extension as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE BENEFIT BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE BENEFIT BASE EVALUATION PERIOD. If you elect to extend the Benefit Base Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new Benefit Base Evaluation Period. See "How are the components for MarketLock For Life+ calculated?" Also, if you extend the Benefit Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, including the fee and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Benefit Base Evaluation Period.

If you do not contact us at the end of each Benefit Base Evaluation Period to extend the Benefit Base Evaluation Period, an extension will no longer be available and the Benefit Base will no longer be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Benefit Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Benefit Base Evaluation Period and you will not be permitted to extend the Benefit Base Evaluation Period in the future.

CAN I EXTEND THE BONUS PERIOD BEYOND 10 YEARS?

No. The Bonus Period may not be extended. However, the Benefit Base Evaluation Period as described above may be extended.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON A SPOUSAL CONTINUATION?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life+ and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life+ and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life+ and the contract; or

     2. Continue the contract with MarketLock For Life+ and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on: (1) the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person; and (2) the Benefit Base at the time of spousal continuation if no withdrawals were taken prior to the continuation.

If spousal continuation occurs during the Benefit Base Evaluation Period and/or Bonus Period, if applicable, the continuing spouse will continue to receive any increases to the Benefit Base during the remaining Benefit Base Evaluation Period and/or Bonus Period. Any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the continuing spouse will be eligible to extend the Benefit Base Evaluation Period upon the expiration of the period. (See "Can I extend the Benefit Base Evaluation Period beyond 10 years?" above).

CAN A NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING BENEFITS UNDER MARKETLOCK FOR LIFE+ UPON THE DEATH OF THE SECOND SPOUSE?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life+. SEE DEATH BENEFITS BELOW.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON THE LATEST ANNUITY DATE?

If the contract value and the Benefit Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in the INCOME OPTIONS section in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

CAN MARKETLOCK FOR LIFE+ BE CANCELLED?

MarketLock For Life+ may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life+ is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life+ will no longer apply to your contract. You may not extend the Benefit Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life+ after cancellation.

ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK FOR LIFE+ WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected

     6. Death of the surviving Covered Persons; or

     7. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life+. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life+. Any ownership change is contingent upon prior review and approval by the Company.

ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?

Under any of the following circumstances, MarketLock For Life+ will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life+ based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life+ be cancelled?"

THE FOLLOWING IS ADDED TO THE EXPENSES SECTION OF THE PROSPECTUS:

MARKETLOCK FOR LIFE+ FEE

The annualized MarketLock for Life+ fee will be assessed as a percentage of the Benefit Base for all years in which the feature is in effect. The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the Benefit Base is adjusted upwards due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payment, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION OF THE OPTIONAL LIVING BENEFIT EXAMPLES APPENDIX OF THE PROSPECTUS:

MARKETLOCK FOR LIFE+ EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life+ feature:

EXAMPLE 1:

Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Benefit Base and Bonus Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Bonus on the first anniversary is calculated as the Bonus Percentage (6%) multiplied by the Bonus Base ($100,000) which equals $6,000. On your first contract anniversary, your Benefit Base is adjusted to $106,000 which equals the greatest of your current Benefit Base ($100,000), your contract value ($103,000), or your Bonus plus your current Benefit Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st contract anniversary is 5% of the Benefit Base (5% X $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

EXAMPLE 2:

Assume you elect MarketLock for Life+, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent policy year, there is effectively 0% growth net of fees in your contract value. Therefore, your Benefit Base and Bonus Base do not increase due to a maximum Anniversary Value. Your contract values, Benefit Bases, Bonus Bases, and Bonuses are given as follows:

----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $223,000    $218,000     $200,000     $12,000
----------------------------------------------------------------------
         3rd           $223,000    $230,000     $200,000     $12,000
----------------------------------------------------------------------
         4th           $223,000    $242,000     $200,000     $12,000
----------------------------------------------------------------------
         5th           $253,000    $285,800     $230,000     $13,800
----------------------------------------------------------------------
         6th           $303,000    $299,600     $230,000     $13,800
----------------------------------------------------------------------

Since the Benefit Base equals the Benefit Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Benefit Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year (100% of $100,000). On your 2nd contract anniversary, your Bonus is $12,000 (6% X $200,000) and your Benefit Base equals $218,000 ($206,000 +
$12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your

Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd contract anniversary (5% of the $218,000 Benefit
Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Benefit Base will increase by your Bonus and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Benefit Base equals $272,000 ($242,000 + $30,000). On your 5th contract anniversary, your Bonus Base is $230,000 and your Bonus equals $13,800 ($230,000 X 6%). Your Benefit Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Benefit Base, Bonus Base, or Bonus. A maximum Anniversary Value is not attained on the 6th contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Benefit Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Benefit Bases, Bonus Bases, and Bonuses are as follows:

----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $115,000    $115,000     $115,000      N/A*
----------------------------------------------------------------------
         3rd           $107,000    $121,900     $115,000     $6,900
----------------------------------------------------------------------
         4th           $110,000    $128,800     $115,000     $6,900
----------------------------------------------------------------------
         5th           $140,000    $140,000     $140,000      N/A*
----------------------------------------------------------------------
         6th           $145,000    $148,400     $140,000     $8,400
----------------------------------------------------------------------

* The Benefit Base calculated based on the maximum anniversary value is greater than the Bonus plus the Benefit Base; therefore, the Bonus Base and Benefit Base are increased to the current anniversary value, and the Benefit Base is not increased by the Bonus.

On your 6th contract anniversary, your contract value is $145,000, and your Benefit Base is stepped-up to $148,400 and Bonus Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Benefit Base). Therefore, if you do not take any excess withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock for Life+, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Benefit Base values, Bonus Base values, and Bonus amounts are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Benefit Base and Bonus Base are unchanged. Next, we recalculate your Benefit Base, Bonus Base and Bonus by reducing the Benefit Base and Bonus Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Benefit Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Bonus Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new
Bonus is 6% of your new Bonus Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional excess withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

THE FOLLOWING CONDENSED FINANCIAL INFORMATION IS HEREBY ADDED TO APPENDIX A TO THE PROSPECTUS:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              NINE MONTHS ENDED
                                                                   9/30/06
-------------------------------------------------------------------------------
 ANCHOR SERIES TRUST -- CLASS 3 SHARES

-------------------------------------------------------------------------------

  Asset Allocation (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$23.880
                                                              (b)$23.860
        Ending AUV..........................................  (a)$23.880
                                                              (b)$23.860
        Ending Number of AUs................................  (a)0
                                                              (b)13

-------------------------------------------------------------------------------
  Capital Appreciation (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$40.687
                                                              (b)$40.268
        Ending AUV..........................................  (a)$40.687
                                                              (b)$40.268
        Ending Number of AUs................................  (a)0
                                                              (b)7

-------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.147
                                                              (b)$16.961
        Ending AUV..........................................  (a)$17.147
                                                              (b)$16.961
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$31.912
                                                              (b)$31.558
        Ending AUV..........................................  (a)$31.912
                                                              (b)$31.558
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  Natural Resources (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$42.399
                                                              (b)$41.972
        Ending AUV..........................................  (a)$42.399
                                                              (b)$41.972
        Ending Number of AUs................................  (a)0
                                                              (b)7

-------------------------------------------------------------------------------
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
-------------------------------------------------------------------------------
  Aggressive Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$15.910
                                                              (b)$15.748
        Ending AUV..........................................  (a)$15.910
                                                              (b)$15.748
        Ending Number of AUs................................  (a)0
                                                              (b)19

-------------------------------------------------------------------------------
  Alliance Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$31.497
                                                              (b)$31.153
        Ending AUV..........................................  (a)$31.497
                                                              (b)$31.153
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  American Funds Asset Allocation SAST (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  American Funds Global Growth SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
American Funds Growth SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  American Funds Growth-Income SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$6.048
                                                              (b)$5.975
        Ending AUV..........................................  (a)$6.048
                                                              (b)$5.975
        Ending Number of AUs................................  (a)0
                                                              (b)50

-------------------------------------------------------------------------------
  Cash Management (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.139
                                                              (b)$12.982
        Ending AUV..........................................  (a)$13.139
                                                              (b)$12.982
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  Corporate Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.455
                                                              (b)$17.291
        Ending AUV..........................................  (a)$17.455
                                                              (b)$17.291
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Davis Venture Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$35.890
                                                              (b)$35.500
        Ending AUV..........................................  (a)$35.890
                                                              (b)$35.500
        Ending Number of AUs................................  (a)0
                                                              (b)8

-------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$12.143
                                                              (b)$12.026
        Ending AUV..........................................  (a)$12.143
                                                              (b)$12.026
        Ending Number of AUs................................  (a)0
                                                              (b)25

-------------------------------------------------------------------------------
  Emerging Markets (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$16.243
                                                              (b)$16.074
        Ending AUV..........................................  (a)$16.243
                                                              (b)$16.074
        Ending Number of AUs................................  (a)0
                                                              (b)19

-------------------------------------------------------------------------------
  Federated American Leaders (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$19.149
                                                              (b)$18.945
        Ending AUV..........................................  (a)$19.149
                                                              (b)$18.945
        Ending Number of AUs................................  (a)0
                                                              (b)16

-------------------------------------------------------------------------------
  Foreign Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.992
                                                              (b)$17.792
        Ending AUV..........................................  (a)$17.992
                                                              (b)$17.792
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  Global Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.581
                                                              (b)$17.332
        Ending AUV..........................................  (a)$17.581
                                                              (b)$17.332
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Global Equities (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$21.582
                                                              (b)$21.273
        Ending AUV..........................................  (a)$21.582
                                                              (b)$21.273
        Ending Number of AUs................................  (a)0
                                                              (b)14

-------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$7.637
                                                              (b)$7.623
        Ending AUV..........................................  (a)$7.637
                                                              (b)$7.623
        Ending Number of AUs................................  (a)0
                                                              (b)39

-------------------------------------------------------------------------------
  Growth-Income (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$29.767
                                                              (b)$29.437
        Ending AUV..........................................  (a)$29.767
                                                              (b)$29.437
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  Growth Opportunities (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$5.310
                                                              (b)$5.259
        Ending AUV..........................................  (a)$5.310
                                                              (b)$5.259
        Ending Number of AUs................................  (a)0
                                                              (b)57

-------------------------------------------------------------------------------
  High-Yield Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$20.152
                                                              (b)$19.924
        Ending AUV..........................................  (a)$20.152
                                                              (b)$19.924
        Ending Number of AUs................................  (a)0
                                                              (b)15

-------------------------------------------------------------------------------
  International Diversified Equities (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.160
                                                              (b)$13.013
        Ending AUV..........................................  (a)$13.160
                                                              (b)$13.013
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  International Growth and Income (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$16.949
                                                              (b)$16.824
        Ending AUV..........................................  (a)$16.949
                                                              (b)$16.824
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Marsico Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$11.112
                                                              (b)$10.993
        Ending AUV..........................................  (a)$11.112
                                                              (b)$10.993
        Ending Number of AUs................................  (a)0
                                                              (b)27

-------------------------------------------------------------------------------
  MFS Massachusetts Investors Trust (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$22.221
                                                              (b)$21.985
        Ending AUV..........................................  (a)$22.221
                                                              (b)$21.985
        Ending Number of AUs................................  (a)0
                                                              (b)14

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.044
                                                              (b)$9.929
        Ending AUV..........................................  (a)$10.044
                                                              (b)$9.929
        Ending Number of AUs................................  (a)0
                                                              (b)31

-------------------------------------------------------------------------------
  MFS Total Return (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$26.567
                                                              (b)$26.268
        Ending AUV..........................................  (a)$26.567
                                                              (b)$26.268
        Ending Number of AUs................................  (a)0
                                                              (b)11

-------------------------------------------------------------------------------
  Putnam Growth: Voyager (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.550
                                                              (b)$17.349
        Ending AUV..........................................  (a)$17.550
                                                              (b)$17.349
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Real Estate (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$28.527
                                                              (b)$28.230
        Ending AUV..........................................  (a)$28.527
                                                              (b)$28.230
        Ending Number of AUs................................  (a)0
                                                              (b)11

-------------------------------------------------------------------------------
  Small & Mid Cap Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.114
                                                              (b)$16.917
        Ending AUV..........................................  (a)$17.114
                                                              (b)$16.917
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Small Company Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$9.359
                                                              (b)$9.344
        Ending AUV..........................................  (a)$9.359
                                                              (b)$9.344
        Ending Number of AUs................................  (a)0
                                                              (b)32

-------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$15.502
                                                              (b)$15.334
        Ending AUV..........................................  (a)$15.502
                                                              (b)$15.334
        Ending Number of AUs................................  (a)0
                                                              (b)20

-------------------------------------------------------------------------------
  Technology (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$2.301
                                                              (b)$2.278
        Ending AUV..........................................  (a)$2.301
                                                              (b)$2.278
        Ending Number of AUs................................  (a)0
                                                              (b)132

-------------------------------------------------------------------------------
  Telecom Utility (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.686
                                                              (b)$13.678
        Ending AUV..........................................  (a)$13.686
                                                              (b)$13.678
        Ending Number of AUs................................  (a)0
                                                              (b)22

-------------------------------------------------------------------------------
  Worldwide High Income (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$20.363
                                                              (b)$20.314
        Ending AUV..........................................  (a)$20.363
                                                              (b)$20.314
        Ending Number of AUs................................  (a)0
                                                              (b)15

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
      LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES             9/30/06
-------------------------------------------------------------------------------
  Lord Abbett Growth and Income (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$13.126
                                                              (b)$12.970
        Ending AUV..........................................  (a)$13.126
                                                              (b)$12.970
        Ending Number of AUs................................  (a)0
                                                              (b)23
-------------------------------------------------------------------------------
 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II SHARES
-------------------------------------------------------------------------------
  Van Kampen LIT Comstock (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.395
                                                              (b)$13.259
        Ending AUV..........................................  (a)$13.395
                                                              (b)$13.259
        Ending Number of AUs................................  (a)0
                                                              (b)23
-------------------------------------------------------------------------------
  Van Kampen LIT Strategic Growth (Inception
    Date -- 9/29/06)
      (formerly Emerging Growth)
        Beginning AUV.......................................  (a)$9.251
                                                              (b)$9.150
        Ending AUV..........................................  (a)$9.251
                                                              (b)$9.150
        Ending Number of AUs................................  (a)0
                                                              (b)33
-------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$14.522
                                                              (b)$14.377
        Ending AUV..........................................  (a)$14.522
                                                              (b)$14.377
        Ending Number of AUs................................  (a)0
                                                              (b)21
-------------------------------------------------------------------------------
 COLUMBIA FUNDS VARIABLE INSURANCE TRUST I -- CLASS A SHARES
  (FORMERLY NATIONS SEPARATE ACCOUNT TRUST)
-------------------------------------------------------------------------------
  Columbia High Yield, Variable Series (Inception
    Date -- 9/29/06)
    (formerly Nations High Yield)
        Beginning AUV.......................................  (a)$15.228
                                                              (b)$15.029
        Ending AUV..........................................  (a)$15.228
                                                              (b)$15.029
        Ending Number of AUs................................  (a)0
                                                              (b)20
-------------------------------------------------------------------------------
  Columbia Marsico Focused Equities, Variable Series
    (Inception Date -- 9/29/06)
    (formerly Nations Marsico Focused Equities)*
        Beginning AUV.......................................  (a)$10.981
                                                              (b)$10.827
        Ending AUV..........................................  (a)$10.981
                                                              (b)$10.827
        Ending Number of AUs................................  (a)0
                                                              (b)28
-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Unit
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.
          * Effective October 2, 2006, the unnamed class of shares of these funds were replaced with Class A shares, which are not subject to 12b-1 distribution fees.

Dated: February 13, 2007

                Please keep this Supplement with your Prospectus

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT

                               SUPPLEMENT TO THE

                 POLARIS CHOICE III VARIABLE ANNUITY (B4221PRO)

                        PROSPECTUS DATED JANUARY 2, 2007

--------------------------------------------------------------------------------

THE DATE OF THE PROSPECTUS IS HEREBY CHANGED TO FEBRUARY 13, 2007.

THE FOLLOWING IS ADDED TO THE FEE TABLES ON PAGE 4 OF THE PROSPECTUS:

OPTIONAL MARKETLOCK FOR LIFE+ FEE
(calculated as the percentage of the greater of (a) Purchase Payments made in the first contract year and Purchase Payments made in contract years 2-5 capped each year at 100% of the Purchase Payments made in the first year, or (b) the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments made after the first five years) during the period in which anniversary values are being considered, each adjusted for excess withdrawals during the applicable period)*

    ALL YEARS IN WHICH THE FEATURE IS IN EFFECT                      ANNUALIZED FEE
    -------------------------------------------                   ---------------------
    For One Covered Person......................................  0.65% of Benefit Base
    For Two Covered Persons.....................................  0.90% of Benefit Base

*MarketLock for Life+ is an optional guaranteed minimum withdrawal benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

THE FOLLOWING REPLACES THE MAXIMUM EXPENSE EXAMPLES LOCATED ON PAGE 5 OF THE
PROSPECTUS:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 2.02% (including the optional Death Benefit and the EstatePlus features), the optional MarketLock For Life+ feature (0.90%), and investment in an Underlying Fund with total expenses of 2.03%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,200            $2,101            $2,502            $5,003
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:(4)

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $358             $1,088            $1,840            $3,818
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $500             $1,501            $2,502            $5,003
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------

(4) You do not pay fees for optional features once you annuitize your contract; therefore, examples reflecting annuitization do not include fees for optional features.

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION UNDER THE OPTIONAL LIVING BENEFITS HEADING IN THE PROSPECTUS:

MARKETLOCK FOR LIFE+

WHAT IS MARKETLOCK FOR LIFE+?

MarketLock For Life+ is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the highest contract anniversary value plus a potential bonus amount. Thus, MarketLock For Life+ may offer protection in the event your contract value declines due to unfavorable investment performance or certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life+ as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received in the contract's first five years are included in the Benefit Base.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see the ACCESS TO YOUR MONEY section in the prospectus.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE+ AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

WHEN AND HOW MAY I ELECT MARKETLOCK FOR LIFE+?

You may elect MarketLock For Life+ at the time of contract issue for immediate effectiveness; if we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons who's lifetime withdrawals are guaranteed under MarketLock For Life+ as the "Covered Person(s)." There are age parameters applicable to this feature which drive whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            COVERED PERSON
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            50             75
-------------------------------------------------
    Joint Owners
(based on the age of      50             75
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          50           75           50           75
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

N/A = Not applicable because second Covered Person is a spousal beneficiary and the contract and feature availability is based on the Owner only. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

HOW DOES MARKETLOCK FOR LIFE+ WORK?

MarketLock For Life+ automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Benefit Base plus a bonus amount, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the bonus amount is only available for the first 10 years following the Effective Date.

MarketLock For Life+ automatically locks-in a new Benefit Base each year based on the greater of the highest

Anniversary Value or the Benefit Base increased by a bonus amount during the first 10 years of your contract. The bonus amount (the "Bonus") is calculated as 6% of the Bonus Base, defined below. The Bonus may only be added to the Benefit Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for a Bonus to be added to your Benefit Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for a Bonus to be added to your Benefit Base on your third contract anniversary. Please see "How are the components of MarketLock For Life+ calculated?" below for details.

WHAT DETERMINES THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE?

The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

-------------------------------------------------------------------------------------
                                                                  MAXIMUM
                                                                   ANNUAL
                                                                 WITHDRAWAL
AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL           PERCENTAGE*
-------------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                           4%
-------------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                           5%
-------------------------------------------------------------------------------------
        On or after 76th birthday                                    6%
-------------------------------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------------
                                                           MAXIMUM
                                                            ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL             PERCENTAGE*
------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                    4%
------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                    5%
------------------------------------------------------------------------------
      On or after 76th birthday                               6%
------------------------------------------------------------------------------

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in any given year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life+?" below.

ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE+?

Yes, as long as the feature is in effect, we require that you allocate your Purchase Payments, subsequent Purchase Payments and transfers of contract value in accordance with the investment requirements listed below.

--------------------------------------------------------------------------
     INVESTMENT          INVESTMENT            VARIABLE PORTFOLIOS
       GROUP            REQUIREMENT           AND/OR FIXED ACCOUNTS
--------------------------------------------------------------------------
A. Bond, Cash and       Minimum 20%     BB&T Total Return Bond
   Fixed Accounts       Maximum 100%    Cash Management
                                        Corporate Bond
                                        Global Bond
                                        Government & Quality Bond
                                        FIXED ACCOUNTS
                                        DCA 6-Month
                                        DCA 12-Month
                                        1-Year Fixed
--------------------------------------------------------------------------
B. Equity Maximum        Minimum 0%     Aggressive Growth
                        Maximum 80%     Alliance Growth
                                        American Funds Asset Allocation
                                        SAST
                                        American Funds Global Growth SAST
                                        American Funds Growth SAST
                                        American Funds Growth-Income SAST
                                        Asset Allocation
                                        BB&T Capital Manager Equity Fund
                                        BB&T Large Cap
                                        BB&T Special Opportunities Equity
                                        Blue Chip Growth
                                        Capital Appreciation
                                        Columbia High Yield, VS
                                        Columbia Marsico Focused Equities,
                                        VS
                                        Davis Venture Value
                                        "Dogs" of Wall Street
                                        Federated American Leaders
                                        Foreign Value
                                        Global Equities
                                        Growth
                                        Growth-Income
                                        High-Yield Bond
                                        International Diversified Equities
                                        International Growth and Income
                                        Lord Abbett Growth and Income
                                        Marsico Growth
                                        MFS Massachusetts Investors Trust
                                        MFS Total Return
                                        Putnam Growth: Voyager
                                        Small & Mid Cap Value
                                        SunAmerica Balanced
                                        Telecom Utility
                                        Van Kampen LIT Comstock
                                        Van Kampen LIT Growth and Income
                                        Van Kampen LIT Strategic Growth
                                        Worldwide High Income
--------------------------------------------------------------------------
C. Limited Equity        Minimum 0%     BB&T Mid Cap Growth
                        Maximum 20%     Emerging Markets
                                        Goldman Sachs Research
                                        Growth Opportunities
                                        MFS Mid-Cap Growth
                                        Natural Resources
                                        Real Estate
                                        Small Company Value
                                        Technology
--------------------------------------------------------------------------

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in good order. Please see

Allocation of Purchase Payments in the prospectus. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - receipt of a subsequent Purchase Payment; or

     - a transfer or reallocation that causes your contract value to be inconsistent with the investment requirements, whether automatic or directed by you; or

     - a withdrawal that causes your contract value to inconsistent with the investment requirements, whether automatic or directed by you.

We will rebalance your contract in accordance with either your initial allocation instructions or your Automatic Asset Rebalancing Program instructions on file, whichever is consistent with the investment requirements and most current. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and implement those at the next rebalancing. Please see Automatic Asset Rebalancing Program in the prospectus. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE+ CALCULATED?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE THE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS. Total Eligible Purchase Payments are limited to $1 million without our prior Company approval.

Second, we consider the BONUS PERIOD and the BENEFIT BASE EVALUATION PERIOD. The Bonus Period is the period of time over which we calculate the potential Bonus. The Benefit Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Benefit Base plus Bonus during the Bonus Period. The Bonus Period and the Benefit Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Benefit Base Evaluation Period, you may contact us to extend the Benefit Base Evaluation Period. Please see "CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Bonus Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Benefit Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the BENEFIT BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Benefit Base is the contract value on the Effective Date. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?" below. On each contract anniversary, we determine if the Benefit Base should be increased based on the maximum Anniversary Value or any available Bonus. The calculation and components of this determination are detailed below.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS NOT AVAILABLE OR AFTER BONUS
     PERIOD:

     On each contract anniversary occurring during the Benefit Base Evaluation Period, the Benefit Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Benefit Base; and

          (b) is all previous maximum Anniversary Values during the Benefit Base Evaluation Period.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS AVAILABLE:

     The Bonus Base is used to calculate the Bonus during the Bonus Period. The Bonus is calculated as a percentage of the Bonus Base. The Bonus Base is used solely to calculate the Bonus. The initial Bonus Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Bonus Period, we determine the amount by which the Bonus Base and/or the Benefit Base could increase. The components used to determine this amount are:

          (a) the Benefit Base calculated based on the maximum Anniversary Value; and

          (b) the Bonus plus the current Benefit Base.

     If (a) is greater than (b), the Bonus Base and the Benefit Base are increased to the current Anniversary Value. If (b) is greater than (a), the Benefit Base is increased by the Bonus and the Bonus Base remains unchanged.

The Bonus Base is increased each time subsequent Eligible Purchase Payments are made. The Bonus Base also increases when the Benefit Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Benefit Base and all previous maximum Anniversary Values. The Bonus Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the Contract Value is reduced by the Excess Withdrawal. The Bonus Base is not used in the calculation of the Contract Value or any other benefits under the Contract.

The Benefit Base and Bonus Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Benefit Base and Bonus Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Benefit Base Evaluation Period will not result in a lower Benefit Base or lower Bonus Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Benefit Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Benefit Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see What are the Effects of Withdrawals on MarketLock For Life+? below.

WHAT IS THE FEE FOR MARKETLOCK FOR LIFE+?

The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?

The Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Benefit Base or Bonus Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Bonus Period, a Bonus will not be added to your Benefit Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life+ are further explained below:

     BENEFIT BASE AND BONUS BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base are not reduced for those withdrawals. Excess Withdrawals as described above reduce the Benefit Base and Bonus Base as follows:

     For each Excess Withdrawal taken, the Benefit Base and Bonus Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Bonus Base, it will result in the reduction of the amount of the Bonus.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased (as described above under "How are the components for MarketLock For Life+ calculated?" ). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is reduced to zero but the Benefit Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Benefit Base Evaluation Period and the Bonus Period end and Bonus Base equals zero.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?

There is an option for extension as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE BENEFIT BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE BENEFIT BASE EVALUATION PERIOD. If you elect to extend the Benefit Base Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new Benefit Base Evaluation Period. See "How are the components for MarketLock For Life+ calculated?" Also, if you extend the Benefit Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, including the fee and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Benefit Base Evaluation Period.

If you do not contact us at the end of each Benefit Base Evaluation Period to extend the Benefit Base Evaluation Period, an extension will no longer be available and the Benefit Base will no longer be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Benefit Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Benefit Base Evaluation Period and you will not be permitted to extend the Benefit Base Evaluation Period in the future.

CAN I EXTEND THE BONUS PERIOD BEYOND 10 YEARS?

No. The Bonus Period may not be extended. However, the Benefit Base Evaluation Period as described above may be extended.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON A SPOUSAL CONTINUATION?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life+ and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life+ and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life+ and the contract; or

     2. Continue the contract with MarketLock For Life+ and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on: (1) the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person; and (2) the Benefit Base at the time of spousal continuation if no withdrawals were taken prior to the continuation.

If spousal continuation occurs during the Benefit Base Evaluation Period and/or Bonus Period, if applicable, the continuing spouse will continue to receive any increases to the Benefit Base during the remaining Benefit Base Evaluation Period and/or Bonus Period. Any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the continuing spouse will be eligible to extend the Benefit Base Evaluation Period upon the expiration of the period. (See "Can I extend the Benefit Base Evaluation Period beyond 10 years?" above).

CAN A NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING BENEFITS UNDER MARKETLOCK FOR LIFE+ UPON THE DEATH OF THE SECOND SPOUSE?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life+. SEE DEATH BENEFITS BELOW.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON THE LATEST ANNUITY DATE?

If the contract value and the Benefit Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in the INCOME OPTIONS section in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

CAN MARKETLOCK FOR LIFE+ BE CANCELLED?

MarketLock For Life+ may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life+ is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life+ will no longer apply to your contract. You may not extend the Benefit Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life+ after cancellation.

ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK FOR LIFE+ WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected

     6. Death of the surviving Covered Persons; or

     7. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life+. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life+. Any ownership change is contingent upon prior review and approval by the Company.

ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?

Under any of the following circumstances, MarketLock For Life+ will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life+ based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life+ be cancelled?"

THE FOLLOWING IS ADDED TO THE EXPENSES SECTION OF THE PROSPECTUS:

MARKETLOCK FOR LIFE+ FEE

The annualized MarketLock for Life+ fee will be assessed as a percentage of the Benefit Base for all years in which the feature is in effect. The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the Benefit Base is adjusted upwards due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payment, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION OF THE OPTIONAL LIVING BENEFIT EXAMPLES APPENDIX OF THE PROSPECTUS:

MARKETLOCK FOR LIFE+ EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life+ feature:

EXAMPLE 1:

Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Benefit Base and Bonus Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Bonus on the first anniversary is calculated as the Bonus Percentage (6%) multiplied by the Bonus Base ($100,000) which equals $6,000. On your first contract anniversary, your Benefit Base is adjusted to $106,000 which equals the greatest of your current Benefit Base ($100,000), your contract value ($103,000), or your Bonus plus your current Benefit Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st contract anniversary is 5% of the Benefit Base (5% X $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

EXAMPLE 2:

Assume you elect MarketLock for Life+, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent policy year, there is effectively 0% growth net of fees in your contract value. Therefore, your Benefit Base and Bonus Base do not increase due to a maximum Anniversary Value. Your contract values,

Benefit Bases, Bonus Bases, and Bonuses are given as follows:

----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $223,000    $218,000     $200,000     $12,000
----------------------------------------------------------------------
         3rd           $223,000    $230,000     $200,000     $12,000
----------------------------------------------------------------------
         4th           $223,000    $242,000     $200,000     $12,000
----------------------------------------------------------------------
         5th           $253,000    $285,800     $230,000     $13,800
----------------------------------------------------------------------
         6th           $303,000    $299,600     $230,000     $13,800
----------------------------------------------------------------------

Since the Benefit Base equals the Benefit Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Benefit Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year (100% of $100,000). On your 2nd contract anniversary, your Bonus is $12,000 (6% X $200,000) and your Benefit Base equals $218,000 ($206,000 +
$12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd contract anniversary (5% of the $218,000 Benefit Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Benefit Base will increase by your Bonus and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Benefit Base equals $272,000 ($242,000 + $30,000). On your 5th contract anniversary, your Bonus Base is $230,000 and your Bonus equals $13,800 ($230,000 X 6%). Your Benefit Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Benefit Base, Bonus Base, or Bonus. A maximum Anniversary Value is not attained on the 6th contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Benefit Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Benefit Bases, Bonus Bases, and Bonuses are as follows:

----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $115,000    $115,000     $115,000      N/A*
----------------------------------------------------------------------
         3rd           $107,000    $121,900     $115,000     $6,900
----------------------------------------------------------------------
         4th           $110,000    $128,800     $115,000     $6,900
----------------------------------------------------------------------
         5th           $140,000    $140,000     $140,000      N/A*
----------------------------------------------------------------------
         6th           $145,000    $148,400     $140,000     $8,400
----------------------------------------------------------------------

* The Benefit Base calculated based on the maximum anniversary value is greater than the Bonus plus the Benefit Base; therefore, the Bonus Base and Benefit Base are increased to the current anniversary value, and the Benefit Base is not increased by the Bonus.

On your 6th contract anniversary, your contract value is $145,000, and your Benefit Base is stepped-up to $148,400 and Bonus Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Benefit Base). Therefore, if you do not take any excess withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock for Life+, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Benefit Base values, Bonus Base values, and Bonus amounts are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Benefit Base and Bonus Base are unchanged. Next, we recalculate your Benefit Base, Bonus Base and Bonus by reducing the Benefit Base and Bonus Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Benefit Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Bonus Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new
Bonus is 6% of your new Bonus Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional excess withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

THE FOLLOWING CONDENSED FINANCIAL INFORMATION IS HEREBY ADDED TO APPENDIX A TO THE PROSPECTUS:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              NINE MONTHS ENDED
                                                                   9/30/06
                                                              -----------------
-------------------------------------------------------------------------------
 ANCHOR SERIES TRUST -- CLASS 3 SHARES

-------------------------------------------------------------------------------
  Asset Allocation (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$23.880
                                                              (b)$23.860
        Ending AUV..........................................  (a)$23.880
                                                              (b)$23.860
        Ending Number of AUs................................  (a)0
                                                              (b)13

-------------------------------------------------------------------------------
  Capital Appreciation (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$40.687
                                                              (b)$40.268
        Ending AUV..........................................  (a)$40.687
                                                              (b)$40.268
        Ending Number of AUs................................  (a)0
                                                              (b)7

-------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.147
                                                              (b)$16.961
        Ending AUV..........................................  (a)$17.147
                                                              (b)$16.961
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$31.912
                                                              (b)$31.558
        Ending AUV..........................................  (a)$31.912
                                                              (b)$31.558
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  Natural Resources (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$42.399
                                                              (b)$41.972
        Ending AUV..........................................  (a)$42.399
                                                              (b)$41.972
        Ending Number of AUs................................  (a)0
                                                              (b)7

-------------------------------------------------------------------------------
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
-------------------------------------------------------------------------------
  Aggressive Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$15.910
                                                              (b)$15.748
        Ending AUV..........................................  (a)$15.910
                                                              (b)$15.748
        Ending Number of AUs................................  (a)0
                                                              (b)19

-------------------------------------------------------------------------------
  Alliance Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$31.497
                                                              (b)$31.153
        Ending AUV..........................................  (a)$31.497
                                                              (b)$31.153
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  American Funds Asset Allocation SAST (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  American Funds Global Growth SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
American Funds Growth SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  American Funds Growth-Income SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$6.048
                                                              (b)$5.975
        Ending AUV..........................................  (a)$6.048
                                                              (b)$5.975
        Ending Number of AUs................................  (a)0
                                                              (b)50

-------------------------------------------------------------------------------
  Cash Management (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.139
                                                              (b)$12.982
        Ending AUV..........................................  (a)$13.139
                                                              (b)$12.982
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  Corporate Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.455
                                                              (b)$17.291
        Ending AUV..........................................  (a)$17.455
                                                              (b)$17.291
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Davis Venture Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$35.890
                                                              (b)$35.500
        Ending AUV..........................................  (a)$35.890
                                                              (b)$35.500
        Ending Number of AUs................................  (a)0
                                                              (b)8

-------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$12.143
                                                              (b)$12.026
        Ending AUV..........................................  (a)$12.143
                                                              (b)$12.026
        Ending Number of AUs................................  (a)0
                                                              (b)25

-------------------------------------------------------------------------------
  Emerging Markets (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$16.243
                                                              (b)$16.074
        Ending AUV..........................................  (a)$16.243
                                                              (b)$16.074
        Ending Number of AUs................................  (a)0
                                                              (b)19

-------------------------------------------------------------------------------
  Federated American Leaders (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$19.149
                                                              (b)$18.945
        Ending AUV..........................................  (a)$19.149
                                                              (b)$18.945
        Ending Number of AUs................................  (a)0
                                                              (b)16

-------------------------------------------------------------------------------
  Foreign Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.992
                                                              (b)$17.792
        Ending AUV..........................................  (a)$17.992
                                                              (b)$17.792
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  Global Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.581
                                                              (b)$17.332
        Ending AUV..........................................  (a)$17.581
                                                              (b)$17.332
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Global Equities (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$21.582
                                                              (b)$21.273
        Ending AUV..........................................  (a)$21.582
                                                              (b)$21.273
        Ending Number of AUs................................  (a)0
                                                              (b)14

-------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$7.637
                                                              (b)$7.623
        Ending AUV..........................................  (a)$7.637
                                                              (b)$7.623
        Ending Number of AUs................................  (a)0
                                                              (b)39

-------------------------------------------------------------------------------
  Growth-Income (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$29.767
                                                              (b)$29.437
        Ending AUV..........................................  (a)$29.767
                                                              (b)$29.437
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  Growth Opportunities (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$5.310
                                                              (b)$5.259
        Ending AUV..........................................  (a)$5.310
                                                              (b)$5.259
        Ending Number of AUs................................  (a)0
                                                              (b)57

-------------------------------------------------------------------------------
  High-Yield Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$20.152
                                                              (b)$19.924
        Ending AUV..........................................  (a)$20.152
                                                              (b)$19.924
        Ending Number of AUs................................  (a)0
                                                              (b)15

-------------------------------------------------------------------------------
  International Diversified Equities (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.160
                                                              (b)$13.013
        Ending AUV..........................................  (a)$13.160
                                                              (b)$13.013
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  International Growth and Income (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$16.949
                                                              (b)$16.824
        Ending AUV..........................................  (a)$16.949
                                                              (b)$16.824
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Marsico Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$11.112
                                                              (b)$10.993
        Ending AUV..........................................  (a)$11.112
                                                              (b)$10.993
        Ending Number of AUs................................  (a)0
                                                              (b)27

-------------------------------------------------------------------------------
  MFS Massachusetts Investors Trust (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$22.221
                                                              (b)$21.985
        Ending AUV..........................................  (a)$22.221
                                                              (b)$21.985
        Ending Number of AUs................................  (a)0
                                                              (b)14

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.044
                                                              (b)$9.929
        Ending AUV..........................................  (a)$10.044
                                                              (b)$9.929
        Ending Number of AUs................................  (a)0
                                                              (b)31

-------------------------------------------------------------------------------
  MFS Total Return (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$26.567
                                                              (b)$26.268
        Ending AUV..........................................  (a)$26.567
                                                              (b)$26.268
        Ending Number of AUs................................  (a)0
                                                              (b)11

-------------------------------------------------------------------------------
  Putnam Growth: Voyager (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.550
                                                              (b)$17.349
        Ending AUV..........................................  (a)$17.550
                                                              (b)$17.349
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Real Estate (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$28.527
                                                              (b)$28.230
        Ending AUV..........................................  (a)$28.527
                                                              (b)$28.230
        Ending Number of AUs................................  (a)0
                                                              (b)11

-------------------------------------------------------------------------------
  Small & Mid Cap Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.114
                                                              (b)$16.917
        Ending AUV..........................................  (a)$17.114
                                                              (b)$16.917
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Small Company Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$9.359
                                                              (b)$9.344
        Ending AUV..........................................  (a)$9.359
                                                              (b)$9.344
        Ending Number of AUs................................  (a)0
                                                              (b)32

-------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$15.502
                                                              (b)$15.334
        Ending AUV..........................................  (a)$15.502
                                                              (b)$15.334
        Ending Number of AUs................................  (a)0
                                                              (b)20

-------------------------------------------------------------------------------
  Technology (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$2.301
                                                              (b)$2.278
        Ending AUV..........................................  (a)$2.301
                                                              (b)$2.278
        Ending Number of AUs................................  (a)0
                                                              (b)132

-------------------------------------------------------------------------------
  Telecom Utility (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.686
                                                              (b)$13.678
        Ending AUV..........................................  (a)$13.686
                                                              (b)$13.678
        Ending Number of AUs................................  (a)0
                                                              (b)22

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  Worldwide High Income (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$20.363
                                                              (b)$20.314
        Ending AUV..........................................  (a)$20.363
                                                              (b)$20.314
        Ending Number of AUs................................  (a)0
                                                              (b)15

-------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

-------------------------------------------------------------------------------
  Lord Abbett Growth and Income (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$13.126
                                                              (b)$12.970
        Ending AUV..........................................  (a)$13.126
                                                              (b)$12.970
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II SHARES

-------------------------------------------------------------------------------
  Van Kampen LIT Comstock (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.395
                                                              (b)$13.259
        Ending AUV..........................................  (a)$13.395
                                                              (b)$13.259
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  Van Kampen LIT Strategic Growth (Inception
    Date -- 9/29/06)
      (formerly Emerging Growth)
        Beginning AUV.......................................  (a)$9.251
                                                              (b)$9.150
        Ending AUV..........................................  (a)$9.251
                                                              (b)$9.150
        Ending Number of AUs................................  (a)0
                                                              (b)33

-------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$14.522
                                                              (b)$14.377
        Ending AUV..........................................  (a)$14.522
                                                              (b)$14.377
        Ending Number of AUs................................  (a)0
                                                              (b)21

-------------------------------------------------------------------------------
 COLUMBIA FUNDS VARIABLE INSURANCE TRUST I -- CLASS A SHARES
  (FORMERLY NATIONS SEPARATE ACCOUNT TRUST)

-------------------------------------------------------------------------------
  Columbia High Yield, Variable Series (Inception
    Date -- 9/29/06)
    (formerly Nations High Yield)
        Beginning AUV.......................................  (a)$15.228
                                                              (b)$15.029
        Ending AUV..........................................  (a)$15.228
                                                              (b)$15.029
        Ending Number of AUs................................  (a)0
                                                              (b)20

-------------------------------------------------------------------------------
  Columbia Marsico Focused Equities, Variable Series
    (Inception Date -- 9/29/06)
    (formerly Nations Marsico Focused Equities)*
        Beginning AUV.......................................  (a)$10.981
                                                              (b)$10.827
        Ending AUV..........................................  (a)$10.981
                                                              (b)$10.827
        Ending Number of AUs................................  (a)0
                                                              (b)28

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.
          * Effective October 2, 2006, the unnamed class of shares of these funds were replaced with Class A shares, which are not subject to 12b-1 distribution fees.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
               BB&T VARIABLE INSURANCE FUNDS                       9/30/06
-------------------------------------------------------------------------------
  BB&T Capital Manager Equity VIF Fund (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$11.169
                                                              (b)$11.098
        Ending AUV..........................................  (a)$11.169
                                                              (b)$11.098
        Ending Number of AUs................................  (a)0
                                                              (b)27
-------------------------------------------------------------------------------
  BB&T Large Cap VIF Fund (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$11.691
                                                              (b)$11.628
        Ending AUV..........................................  (a)$11.691
                                                              (b)$11.628
        Ending Number of AUs................................  (a)0
                                                              (b)26
-------------------------------------------------------------------------------
  BB&T Mid Cap Growth VIF Fund (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.283
                                                              (b)$10.237
        Ending AUV..........................................  (a)$10.283
                                                              (b)$10.237
        Ending Number of AUs................................  (a)0
                                                              (b)29
-------------------------------------------------------------------------------
  BB&T Special Opportunities Equity VIF Fund (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$11.728
                                                              (b)$11.684
        Ending AUV..........................................  (a)$11.728
                                                              (b)$11.684
        Ending Number of AUs................................  (a)0
                                                              (b)26
-------------------------------------------------------------------------------
  BB&T Total Return Bond VIF Fund (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.158
                                                              (b)$10.128
        Ending AUV..........................................  (a)$10.158
                                                              (b)$10.128
        Ending Number of AUs................................  (a)0
                                                              (b)30
-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

Dated: February 13, 2007

                Please keep this Supplement with your Prospectus

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT

                               SUPPLEMENT TO THE

                 POLARIS CHOICE III VARIABLE ANNUITY (B4307PRO)

                       PROSPECTUS DATED JANUARY 29, 2007

--------------------------------------------------------------------------------

THE DATE OF THE PROSPECTUS IS HEREBY CHANGED TO FEBRUARY 13, 2007.

THE FOLLOWING IS ADDED TO THE FEE TABLES ON PAGE 4 OF THE PROSPECTUS:

OPTIONAL MARKETLOCK FOR LIFE+ FEE
(calculated as the percentage of the greater of (a) Purchase Payments made in the first contract year and Purchase Payments made in contract years 2-5 capped each year at 100% of the Purchase Payments made in the first year, or (b) the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments made after the first five years) during the period in which anniversary values are being considered, each adjusted for excess withdrawals during the applicable period)*

    ALL YEARS IN WHICH THE FEATURE IS IN EFFECT                      ANNUALIZED FEE
    -------------------------------------------                   ---------------------
    For One Covered Person......................................  0.65% of Benefit Base
    For Two Covered Persons.....................................  0.90% of Benefit Base

*MarketLock for Life+ is an optional guaranteed minimum withdrawal benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

THE FOLLOWING REPLACES THE MAXIMUM EXPENSE EXAMPLES LOCATED ON PAGE 5 OF THE
PROSPECTUS:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 2.02% (including the optional Death Benefit and the EstatePlus features), the optional MarketLock For Life+ feature (0.90%), and investment in an Underlying Fund with total expenses of 2.03%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,200            $2,101            $2,502            $5,003
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:(4)

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $358             $1,088            $1,840            $3,818
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $500             $1,501            $2,502            $5,003
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------

(4) You do not pay fees for optional features once you annuitize your contract; therefore, examples reflecting annuitization do not include fees for optional features.

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION UNDER THE OPTIONAL LIVING BENEFITS HEADING IN THE PROSPECTUS:

MARKETLOCK FOR LIFE+

WHAT IS MARKETLOCK FOR LIFE+?

MarketLock For Life+ is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the highest contract anniversary value plus a potential bonus amount. Thus, MarketLock For Life+ may offer protection in the event your contract value declines due to unfavorable investment performance or certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life+ as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received in the contract's first five years are included in the Benefit Base.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see the ACCESS TO YOUR MONEY section in the prospectus.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE+ AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

WHEN AND HOW MAY I ELECT MARKETLOCK FOR LIFE+?

You may elect MarketLock For Life+ at the time of contract issue for immediate effectiveness; if we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons who's lifetime withdrawals are guaranteed under MarketLock For Life+ as the "Covered Person(s)." There are age parameters applicable to this feature which drive whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            COVERED PERSON
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            50             75
-------------------------------------------------
    Joint Owners
(based on the age of      50             75
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          50           75           50           75
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

N/A = Not applicable because second Covered Person is a spousal beneficiary and the contract and feature availability is based on the Owner only. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

HOW DOES MARKETLOCK FOR LIFE+ WORK?

MarketLock For Life+ automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Benefit Base plus a bonus amount, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the bonus amount is only available for the first 10 years following the Effective Date.

MarketLock For Life+ automatically locks-in a new Benefit Base each year based on the greater of the highest

Anniversary Value or the Benefit Base increased by a bonus amount during the first 10 years of your contract. The bonus amount (the "Bonus") is calculated as 6% of the Bonus Base, defined below. The Bonus may only be added to the Benefit Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for a Bonus to be added to your Benefit Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for a Bonus to be added to your Benefit Base on your third contract anniversary. Please see "How are the components of MarketLock For Life+ calculated?" below for details.

WHAT DETERMINES THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE?

The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

-------------------------------------------------------------------------------------
                                                                  MAXIMUM
                                                                   ANNUAL
                                                                 WITHDRAWAL
AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL           PERCENTAGE*
-------------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                           4%
-------------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                           5%
-------------------------------------------------------------------------------------
        On or after 76th birthday                                    6%
-------------------------------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------------
                                                           MAXIMUM
                                                            ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL             PERCENTAGE*
------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                    4%
------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                    5%
------------------------------------------------------------------------------
      On or after 76th birthday                               6%
------------------------------------------------------------------------------

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in any given year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life+?" below.

ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE+?

Yes, as long as the feature is in effect, we require that you allocate your Purchase Payments, subsequent Purchase Payments and transfers of contract value in accordance with the investment requirements listed below.

 --------------------------------------------------------------------------
      INVESTMENT         INVESTMENT            VARIABLE PORTFOLIOS
        GROUP           REQUIREMENT           AND/OR FIXED ACCOUNTS
 --------------------------------------------------------------------------
 A. Bond, Cash and      Minimum 20%    Cash Management
    Fixed Accounts      Maximum 100%   Corporate Bond
                                       Global Bond
                                       Government & Quality Bond
                                       FIXED ACCOUNTS
                                       DCA 6-Month
                                       DCA 12-Month
                                       1-Year Fixed
 --------------------------------------------------------------------------
 B. Equity Maximum       Minimum 0%    Aggressive Growth
                        Maximum 80%    Alliance Growth
                                       American Funds Asset Allocation SAST
                                       American Funds Global Growth SAST
                                       American Funds Growth SAST
                                       American Funds Growth-Income SAST
                                       Balanced
                                       Blue Chip Growth
                                       Capital Appreciation
                                       Conservative Balanced
                                       Conservative Growth
                                       Davis Venture Value
                                       "Dogs" of Wall Street
                                       Equity Income Account 1
                                       Federated American Leaders
                                       Flexible Income
                                       Foreign Value
                                       Global Equities
                                       Growth
                                       Growth-Income
                                       High-Yield Bond
                                       International Diversified Equities
                                       International Growth and Income
                                       Lord Abbett Growth and Income
                                       Marsico Growth
                                       MFS Massachusetts Investors Trust
                                       MFS Total Return
                                       Putnam Growth: Voyager
                                       Small & Mid Cap Value
                                       Strategic Growth
                                       SunAmerica Balanced
                                       Telecom Utility
                                       Van Kampen LIT Comstock
                                       Van Kampen LIT Growth and Income
                                       Van Kampen LIT Strategic Growth
                                       Worldwide High Income
 --------------------------------------------------------------------------
 C. Limited Equity       Minimum 0%    Emerging Markets
                        Maximum 20%    Goldman Sachs Research
                                       Growth Opportunities
                                       MFS Mid-Cap Growth
                                       Natural Resources
                                       Real Estate
                                       Small Company Value
                                       Technology
 --------------------------------------------------------------------------

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in good order. Please see Allocation of Purchase Payments in the prospectus. We will automatically enroll you in the Automatic Asset Rebalancing

Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - receipt of a subsequent Purchase Payment; or

     - a transfer or reallocation that causes your contract value to be inconsistent with the investment requirements, whether automatic or directed by you; or

     - a withdrawal that causes your contract value to inconsistent with the investment requirements, whether automatic or directed by you.

We will rebalance your contract in accordance with either your initial allocation instructions or your Automatic Asset Rebalancing Program instructions on file, whichever is consistent with the investment requirements and most current. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and implement those at the next rebalancing. Please see Automatic Asset Rebalancing Program in the prospectus. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE+ CALCULATED?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE THE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS. Total Eligible Purchase Payments are limited to $1 million without our prior Company approval.

Second, we consider the BONUS PERIOD and the BENEFIT BASE EVALUATION PERIOD. The Bonus Period is the period of time over which we calculate the potential Bonus. The Benefit Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Benefit Base plus Bonus during the Bonus Period. The Bonus Period and the Benefit Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Benefit Base Evaluation Period, you may contact us to extend the Benefit Base Evaluation Period. Please see "CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Bonus Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Benefit Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the BENEFIT BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Benefit Base is the contract value on the Effective Date. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?" below. On each contract anniversary, we determine if the Benefit Base should be increased based on the maximum Anniversary Value or any available Bonus. The calculation and components of this determination are detailed below.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS NOT AVAILABLE OR AFTER BONUS
     PERIOD:

     On each contract anniversary occurring during the Benefit Base Evaluation Period, the Benefit Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Benefit Base; and

          (b) is all previous maximum Anniversary Values during the Benefit Base Evaluation Period.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS AVAILABLE:

     The Bonus Base is used to calculate the Bonus during the Bonus Period. The Bonus is calculated as a percentage of the Bonus Base. The Bonus Base is used solely to calculate the Bonus. The initial Bonus Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Bonus Period, we determine the amount by which the Bonus Base and/or the Benefit Base could increase. The components used to determine this amount are:

          (a) the Benefit Base calculated based on the maximum Anniversary Value; and

          (b) the Bonus plus the current Benefit Base.

     If (a) is greater than (b), the Bonus Base and the Benefit Base are increased to the current Anniversary Value. If (b) is greater than (a), the Benefit Base is increased by the Bonus and the Bonus Base remains unchanged.

The Bonus Base is increased each time subsequent Eligible Purchase Payments are made. The Bonus Base also increases when the Benefit Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Benefit Base and all previous maximum Anniversary Values. The Bonus Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the Contract Value is reduced by the Excess Withdrawal. The Bonus Base is not used in the calculation of the Contract Value or any other benefits under the Contract.

The Benefit Base and Bonus Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Benefit Base and Bonus Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Benefit Base Evaluation Period will not result in a lower Benefit Base or lower Bonus Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Benefit Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Benefit Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see What are the Effects of Withdrawals on MarketLock For Life+? below.

WHAT IS THE FEE FOR MARKETLOCK FOR LIFE+?

The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?

The Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Benefit Base or Bonus Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Bonus Period, a Bonus will not be added to your Benefit Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life+ are further explained below:

     BENEFIT BASE AND BONUS BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base are not reduced for those withdrawals. Excess Withdrawals as described above reduce the Benefit Base and Bonus Base as follows:

     For each Excess Withdrawal taken, the Benefit Base and Bonus Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Bonus Base, it will result in the reduction of the amount of the Bonus.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased (as described above under "How are the components for MarketLock For Life+ calculated?" ). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is reduced to zero but the Benefit Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Benefit Base Evaluation Period and the Bonus Period end and Bonus Base equals zero.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?

There is an option for extension as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE BENEFIT BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE BENEFIT BASE EVALUATION PERIOD. If you elect to extend the Benefit Base Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new Benefit Base Evaluation Period. See "How are the components for MarketLock For Life+ calculated?" Also, if you extend the Benefit Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, including the fee and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Benefit Base Evaluation Period.

If you do not contact us at the end of each Benefit Base Evaluation Period to extend the Benefit Base Evaluation Period, an extension will no longer be available and the Benefit Base will no longer be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Benefit Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Benefit Base Evaluation Period and you will not be permitted to extend the Benefit Base Evaluation Period in the future.

CAN I EXTEND THE BONUS PERIOD BEYOND 10 YEARS?

No. The Bonus Period may not be extended. However, the Benefit Base Evaluation Period as described above may be extended.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON A SPOUSAL CONTINUATION?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life+ and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life+ and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life+ and the contract; or

     2. Continue the contract with MarketLock For Life+ and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on: (1) the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person; and (2) the Benefit Base at the time of spousal continuation if no withdrawals were taken prior to the continuation.

If spousal continuation occurs during the Benefit Base Evaluation Period and/or Bonus Period, if applicable, the continuing spouse will continue to receive any increases to the Benefit Base during the remaining Benefit Base Evaluation Period and/or Bonus Period. Any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the continuing spouse will be eligible to extend the Benefit Base Evaluation Period upon the expiration of the period. (See "Can I extend the Benefit Base Evaluation Period beyond 10 years?" above).

CAN A NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING BENEFITS UNDER MARKETLOCK FOR LIFE+ UPON THE DEATH OF THE SECOND SPOUSE?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life+. SEE DEATH BENEFITS BELOW.

WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON THE LATEST ANNUITY DATE?

If the contract value and the Benefit Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in the INCOME OPTIONS section in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

CAN MARKETLOCK FOR LIFE+ BE CANCELLED?

MarketLock For Life+ may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life+ is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life+ will no longer apply to your contract. You may not extend the Benefit Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life+ after cancellation.

ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK FOR LIFE+ WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected

     6. Death of the surviving Covered Persons; or

     7. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life+. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life+. Any ownership change is contingent upon prior review and approval by the Company.

ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?

Under any of the following circumstances, MarketLock For Life+ will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life+ based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life+ be cancelled?"

THE FOLLOWING IS ADDED TO THE EXPENSES SECTION OF THE PROSPECTUS:

MARKETLOCK FOR LIFE+ FEE

The annualized MarketLock for Life+ fee will be assessed as a percentage of the Benefit Base for all years in which the feature is in effect. The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the Benefit Base is adjusted upwards due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payment, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION OF THE OPTIONAL LIVING BENEFIT EXAMPLES APPENDIX OF THE PROSPECTUS:

MARKETLOCK FOR LIFE+ EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life+ feature:

EXAMPLE 1:

Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Benefit Base and Bonus Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Bonus on the first anniversary is calculated as the Bonus Percentage (6%) multiplied by the Bonus Base ($100,000) which equals $6,000. On your first contract anniversary, your Benefit Base is adjusted to $106,000 which equals the greatest of your current Benefit Base ($100,000), your contract value ($103,000), or your Bonus plus your current Benefit Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st contract anniversary is 5% of the Benefit Base (5% X $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

EXAMPLE 2:

Assume you elect MarketLock for Life+, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent policy year, there is effectively 0% growth net of fees in your contract value. Therefore, your Benefit Base and Bonus Base do not increase due to a maximum Anniversary Value. Your contract values,

Benefit Bases, Bonus Bases, and Bonuses are given as follows:

----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $223,000    $218,000     $200,000     $12,000
----------------------------------------------------------------------
         3rd           $223,000    $230,000     $200,000     $12,000
----------------------------------------------------------------------
         4th           $223,000    $242,000     $200,000     $12,000
----------------------------------------------------------------------
         5th           $253,000    $285,800     $230,000     $13,800
----------------------------------------------------------------------
         6th           $303,000    $299,600     $230,000     $13,800
----------------------------------------------------------------------

Since the Benefit Base equals the Benefit Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Benefit Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year (100% of $100,000). On your 2nd contract anniversary, your Bonus is $12,000 (6% X $200,000) and your Benefit Base equals $218,000 ($206,000 +
$12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd contract anniversary (5% of the $218,000 Benefit Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Benefit Base will increase by your Bonus and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Benefit Base equals $272,000 ($242,000 + $30,000). On your 5th contract anniversary, your Bonus Base is $230,000 and your Bonus equals $13,800 ($230,000 X 6%). Your Benefit Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Benefit Base, Bonus Base, or Bonus. A maximum Anniversary Value is not attained on the 6th contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Benefit Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Benefit Bases, Bonus Bases, and Bonuses are as follows:

----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $115,000    $115,000     $115,000      N/A*
----------------------------------------------------------------------
         3rd           $107,000    $121,900     $115,000     $6,900
----------------------------------------------------------------------
         4th           $110,000    $128,800     $115,000     $6,900
----------------------------------------------------------------------
         5th           $140,000    $140,000     $140,000      N/A*
----------------------------------------------------------------------
         6th           $145,000    $148,400     $140,000     $8,400
----------------------------------------------------------------------

* The Benefit Base calculated based on the maximum anniversary value is greater than the Bonus plus the Benefit Base; therefore, the Bonus Base and Benefit Base are increased to the current anniversary value, and the Benefit Base is not increased by the Bonus.

On your 6th contract anniversary, your contract value is $145,000, and your Benefit Base is stepped-up to $148,400 and Bonus Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Benefit Base). Therefore, if you do not take any excess withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock for Life+, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Benefit Base values, Bonus Base values, and Bonus amounts are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Benefit Base and Bonus Base are unchanged. Next, we recalculate your Benefit Base, Bonus Base and Bonus by reducing the Benefit Base and Bonus Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Benefit Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Bonus Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new
Bonus is 6% of your new Bonus Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional excess withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

THE FOLLOWING CONDENSED FINANCIAL INFORMATION IS HEREBY ADDED TO APPENDIX A TO THE PROSPECTUS:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              NINE MONTHS ENDED
                                                                   9/30/06
-------------------------------------------------------------------------------
 ANCHOR SERIES TRUST -- CLASS 3 SHARES

-------------------------------------------------------------------------------
  Capital Appreciation (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$40.687
                                                              (b)$40.268
        Ending AUV..........................................  (a)$40.687
                                                              (b)$40.268
        Ending Number of AUs................................  (a)0
                                                              (b)7

-------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.147
                                                              (b)$16.961
        Ending AUV..........................................  (a)$17.147
                                                              (b)$16.961
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$31.912
                                                              (b)$31.558
        Ending AUV..........................................  (a)$31.912
                                                              (b)$31.558
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  Natural Resources (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$42.399
                                                              (b)$41.972
        Ending AUV..........................................  (a)$42.399
                                                              (b)$41.972
        Ending Number of AUs................................  (a)0
                                                              (b)7

-------------------------------------------------------------------------------
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES
-------------------------------------------------------------------------------
  Aggressive Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$15.910
                                                              (b)$15.748
        Ending AUV..........................................  (a)$15.910
                                                              (b)$15.748
        Ending Number of AUs................................  (a)0
                                                              (b)19

-------------------------------------------------------------------------------
  Alliance Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$31.497
                                                              (b)$31.153
        Ending AUV..........................................  (a)$31.497
                                                              (b)$31.153
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  American Funds Asset Allocation SAST (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  American Funds Global Growth SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  American Funds Growth SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
American Funds Growth-Income SAST (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$10.000
                                                              (b)$10.000
        Ending AUV..........................................  (a)$10.000
                                                              (b)$10.000
        Ending Number of AUs................................  (a)30
                                                              (b)30

-------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$6.048
                                                              (b)$5.975
        Ending AUV..........................................  (a)$6.048
                                                              (b)$5.975
        Ending Number of AUs................................  (a)0
                                                              (b)50

-------------------------------------------------------------------------------
  Cash Management (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.139
                                                              (b)$12.982
        Ending AUV..........................................  (a)$13.139
                                                              (b)$12.982
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  Corporate Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.455
                                                              (b)$17.291
        Ending AUV..........................................  (a)$17.455
                                                              (b)$17.291
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Davis Venture Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$35.890
                                                              (b)$35.500
        Ending AUV..........................................  (a)$35.890
                                                              (b)$35.500
        Ending Number of AUs................................  (a)0
                                                              (b)8

-------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$12.143
                                                              (b)$12.026
        Ending AUV..........................................  (a)$12.143
                                                              (b)$12.026
        Ending Number of AUs................................  (a)0
                                                              (b)25

-------------------------------------------------------------------------------
  Emerging Markets (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$16.243
                                                              (b)$16.074
        Ending AUV..........................................  (a)$16.243
                                                              (b)$16.074
        Ending Number of AUs................................  (a)0
                                                              (b)19

-------------------------------------------------------------------------------
  Federated American Leaders (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$19.149
                                                              (b)$18.945
        Ending AUV..........................................  (a)$19.149
                                                              (b)$18.945
        Ending Number of AUs................................  (a)0
                                                              (b)16

-------------------------------------------------------------------------------
  Foreign Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.992
                                                              (b)$17.792
        Ending AUV..........................................  (a)$17.992
                                                              (b)$17.792
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Global Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.581
                                                              (b)$17.332
        Ending AUV..........................................  (a)$17.581
                                                              (b)$17.332
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  Global Equities (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$21.582
                                                              (b)$21.273
        Ending AUV..........................................  (a)$21.582
                                                              (b)$21.273
        Ending Number of AUs................................  (a)0
                                                              (b)14

-------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$7.637
                                                              (b)$7.623
        Ending AUV..........................................  (a)$7.637
                                                              (b)$7.623
        Ending Number of AUs................................  (a)0
                                                              (b)39

-------------------------------------------------------------------------------
  Growth-Income (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$29.767
                                                              (b)$29.437
        Ending AUV..........................................  (a)$29.767
                                                              (b)$29.437
        Ending Number of AUs................................  (a)0
                                                              (b)10

-------------------------------------------------------------------------------
  Growth Opportunities (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$5.310
                                                              (b)$5.259
        Ending AUV..........................................  (a)$5.310
                                                              (b)$5.259
        Ending Number of AUs................................  (a)0
                                                              (b)57

-------------------------------------------------------------------------------
  High-Yield Bond (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$20.152
                                                              (b)$19.924
        Ending AUV..........................................  (a)$20.152
                                                              (b)$19.924
        Ending Number of AUs................................  (a)0
                                                              (b)15

-------------------------------------------------------------------------------
  International Diversified Equities (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.160
                                                              (b)$13.013
        Ending AUV..........................................  (a)$13.160
                                                              (b)$13.013
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------
  International Growth and Income (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$16.949
                                                              (b)$16.824
        Ending AUV..........................................  (a)$16.949
                                                              (b)$16.824
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Marsico Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$11.112
                                                              (b)$10.993
        Ending AUV..........................................  (a)$11.112
                                                              (b)$10.993
        Ending Number of AUs................................  (a)0
                                                              (b)27

-------------------------------------------------------------------------------
  MFS Massachusetts Investors Trust (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$22.221
                                                              (b)$21.985
        Ending AUV..........................................  (a)$22.221
                                                              (b)$21.985
        Ending Number of AUs................................  (a)0
                                                              (b)14

-------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$10.044
                                                              (b)$9.929
        Ending AUV..........................................  (a)$10.044
                                                              (b)$9.929
        Ending Number of AUs................................  (a)0
                                                              (b)31

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
         SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                 9/30/06
-------------------------------------------------------------------------------
  MFS Total Return (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$26.567
                                                              (b)$26.268
        Ending AUV..........................................  (a)$26.567
                                                              (b)$26.268
        Ending Number of AUs................................  (a)0
                                                              (b)11

-------------------------------------------------------------------------------
  Putnam Growth: Voyager (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.550
                                                              (b)$17.349
        Ending AUV..........................................  (a)$17.550
                                                              (b)$17.349
        Ending Number of AUs................................  (a)0
                                                              (b)17

-------------------------------------------------------------------------------
  Real Estate (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$28.527
                                                              (b)$28.230
        Ending AUV..........................................  (a)$28.527
                                                              (b)$28.230
        Ending Number of AUs................................  (a)0
                                                              (b)11

-------------------------------------------------------------------------------
  Small & Mid Cap Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$17.114
                                                              (b)$16.917
        Ending AUV..........................................  (a)$17.114
                                                              (b)$16.917
        Ending Number of AUs................................  (a)0
                                                              (b)18

-------------------------------------------------------------------------------
  Small Company Value (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$9.359
                                                              (b)$9.344
        Ending AUV..........................................  (a)$9.359
                                                              (b)$9.344
        Ending Number of AUs................................  (a)0
                                                              (b)32

-------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$15.502
                                                              (b)$15.334
        Ending AUV..........................................  (a)$15.502
                                                              (b)$15.334
        Ending Number of AUs................................  (a)0
                                                              (b)20

-------------------------------------------------------------------------------
  Technology (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$2.301
                                                              (b)$2.278
        Ending AUV..........................................  (a)$2.301
                                                              (b)$2.278
        Ending Number of AUs................................  (a)0
                                                              (b)132

-------------------------------------------------------------------------------
  Telecom Utility (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.686
                                                              (b)$13.678
        Ending AUV..........................................  (a)$13.686
                                                              (b)$13.678
        Ending Number of AUs................................  (a)0
                                                              (b)22

-------------------------------------------------------------------------------
  Worldwide High Income (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$20.363
                                                              (b)$20.314
        Ending AUV..........................................  (a)$20.363
                                                              (b)$20.314
        Ending Number of AUs................................  (a)0
                                                              (b)15

-------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

-------------------------------------------------------------------------------
  Lord Abbett Growth and Income (Inception Date - 9/29/06)
        Beginning AUV.......................................  (a)$13.126
                                                              (b)$12.970
        Ending AUV..........................................  (a)$13.126
                                                              (b)$12.970
        Ending Number of AUs................................  (a)0
                                                              (b)23

-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

-------------------------------------------------------------------------------
                                                              NINE MONTHS ENDED
    VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II SHARES            9/30/06
-------------------------------------------------------------------------------
  Van Kampen LIT Comstock (Inception Date -- 9/29/06)
        Beginning AUV.......................................  (a)$13.395
                                                              (b)$13.259
        Ending AUV..........................................  (a)$13.395
                                                              (b)$13.259
        Ending Number of AUs................................  (a)0
                                                              (b)23
-------------------------------------------------------------------------------
  Van Kampen LIT Strategic Growth (Inception
    Date -- 9/29/06)
      (formerly Emerging Growth)
        Beginning AUV.......................................  (a)$9.251
                                                              (b)$9.150
        Ending AUV..........................................  (a)$9.251
                                                              (b)$9.150
        Ending Number of AUs................................  (a)0
                                                              (b)33
-------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income (Inception
    Date -- 9/29/06)
        Beginning AUV.......................................  (a)$14.522
                                                              (b)$14.377
        Ending AUV..........................................  (a)$14.522
                                                              (b)$14.377
        Ending Number of AUs................................  (a)0
                                                              (b)21
-------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

Dated: February 13, 2007

                Please keep this Supplement with your Prospectus

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION



Incorporated by reference to the Statement of Additional Information filed under Form 497(c), Definitive Materials under the Securities Act of 1933, File No. 333-137892 filed on January 4, 2007, Accession No. 0000950124-07-000105.



                                     PART C



Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
     POLARIS CHOICE III (R4180PRO, B4221PRO AND B4307PRO) VARIABLE ANNUITIES
            STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 2, 2007

--------------------------------------------------------------------------------


THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY CHANGED TO FEBRUARY 13, 2007.

THE FOLLOWING PARAGRAPH AND INTERIM FINANCIAL STATEMENTS ARE HEREBY ADDED TO THE FINANCIAL STATEMENTS SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION:

Consolidated financial statements (unaudited) of AIG SunAmerica Life Assurance Company at September 30, 2006 and December 31, 2005, and for the nine months ended September 30, 2006 and 2005, and financial statements (unaudited) for Variable Separate Account at September 30, 2006 and for the nine months ended September 30, 2006, are included herein.





Dated: February 13, 2007



    Please keep this Supplement with your Statement of Additional Information

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                          Page
                                                                       Number(s)
                                                                       ---------
Consolidated Balance Sheet (Unaudited) - September 30, 2006 and
December 31, 2005                                                        1 to 2

Consolidated Statement of Income and Comprehensive Income
(Unaudited) - Nine Months Ended September 30, 2006 and 2005              3 to 4

Consolidated Statement of Cash Flows (Unaudited) -Nine Months Ended
September 30, 2006 and 2005                                              5 to 6

Notes to Consolidated Financial Statements (Unaudited)                   7 to 9

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                   (Unaudited)

                                                                              September 30,   December 31,
                                                                                   2006           2005
                                                                              -------------   ------------
                                                                                     (in thousands)
ASSETS

Investments and cash:
   Cash and short-term investments                                             $   214,391     $   190,066
   Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost:  September 30, 2006, $4,180,958;
      December 31, 2005, $4,821,973)                                             4,189,314       4,870,876
   Mortgage loans                                                                  584,086         490,876
   Policy loans                                                                    162,846         170,353
   Mutual funds                                                                     28,307          24,380
   Common stocks available for sale, at fair value
      (cost: September 30, 2006, $21,979; December 31, 2005, $25,015)               22,249          26,341
   Securities lending collateral, at market value (which approximates cost)      2,275,266       1,278,694
   Other invested assets                                                            64,644          65,310
                                                                               ------------    -----------
   Total investments and cash                                                    7,541,103       7,116,896

Variable annuity assets held in separate accounts                               26,068,352      24,379,389
Accrued investment income                                                           65,945          67,911
Deferred acquisition costs                                                       1,448,129       1,378,018
Other deferred expenses                                                            264,578         255,601
Income taxes currently receivable from Parent                                       22,483           4,833
Goodwill                                                                            14,038          14,038
Other assets                                                                        71,237          56,327
                                                                               ------------    -----------
TOTAL ASSETS                                                                   $35,495,865     $33,273,013
                                                                               ============    ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                   (Unaudited)

                                                                              September 30,   December 31,
                                                                                   2006           2005
                                                                              -------------   ------------
                                                                                     (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed accounts of variable annuity
   contracts                                                                   $ 3,129,297     $ 3,548,441
   Reserves for universal life insurance contracts                               1,424,598       1,472,956
   Reserves for guaranteed investment contracts                                     43,515         117,556
   Reserves for guaranteed benefits                                                 81,538          65,895
   Securities lending payable                                                    2,275,266       1,278,694
   Due to affiliates                                                                 7,229          11,914
   Other liabilities                                                               214,981         227,793
                                                                               -----------     -----------
   Total reserves, payables and accrued liabilities                              7,176,424       6,723,249

Variable annuity liabilities related to separate accounts                       26,068,352      24,379,389
Deferred income taxes                                                              335,276         316,578
                                                                               -----------     -----------
Total liabilities                                                               33,580,052      31,419,216
                                                                               -----------     -----------
Shareholder's equity:
   Common stock                                                                      3,511           3,511
   Additional paid-in capital                                                      761,563         761,259
   Retained earnings                                                             1,147,515       1,074,953
   Accumulated other comprehensive income                                            3,224          14,074
                                                                               -----------     -----------
   Total shareholder's equity                                                    1,915,813       1,853,797
                                                                               -----------     -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                     $35,495,865     $33,273,013
                                                                               ===========     ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
              For the nine months ended September 30, 2006 and 2005
                                   (Unaudited)

                                                                              2006       2005
                                                                            --------   --------
                                                                               (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees, net of reinsurance                      $360,012   $316,457
      Asset management fees                                                   59,144     61,727
      Universal life insurance policy fees, net of reinsurance                26,706     25,025
      Surrender charges                                                       20,314     20,881
      Other fees                                                              10,628     11,740
                                                                            --------   --------
   Total fee income                                                          476,804    435,830
   Investment income                                                         246,736    263,873
   Net realized investment gains                                               1,757     21,653
                                                                            --------   --------
Total revenues                                                               725,297    721,356
                                                                            --------   --------

BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable annuity contracts          82,868     94,529
      Universal life insurance contracts                                      49,977     52,945
      Guaranteed investment contracts                                          3,732      4,952
                                                                            --------   --------
   Total interest expense                                                    136,577    152,426

   Amortization of bonus interest                                             15,473     13,093
   Claims on universal life insurance contracts, net of reinsurance
      recoveries                                                              15,783     13,891
   Guaranteed benefits, net of reinsurance recoveries                         42,050     20,739
   General and administrative expenses                                       109,495    102,323
   Amortization of deferred acquisition costs and other deferred expenses    154,392    165,943
   Annual commissions                                                         66,998     56,127
                                                                            --------   --------
Total benefits and expenses                                                  540,768    524,542
                                                                            --------   --------
PRETAX INCOME                                                                184,529    196,814

Income tax expense                                                            31,967     54,550
                                                                            --------   --------
NET INCOME                                                                  $152,562   $142,264
                                                                            --------   --------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
              For the nine months ended September 30, 2006 and 2005
                                   (Unaudited)

                                                                            2006       2005
                                                                          --------   --------
                                                                             (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Net unrealized losses on debt and equity securities available for sale identified in the current period, less related amortization of
   deferred acquisition costs and other deferred expenses                 $ (8,646)  $(48,920)
Less reclassification adjustment for net realized gains included in net
   income                                                                   (9,686)   (17,361)
Net unrealized gains (losses) on foreign currency                            1,638     (1,360)
Income tax benefit                                                           5,844     23,675
                                                                          --------   --------
OTHER COMPREHENSIVE LOSS                                                   (10,850)   (43,966)
                                                                          --------   --------
COMPREHENSIVE INCOME                                                      $141,712   $ 98,298
                                                                          ========   ========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
              For the nine months ended September 30, 2006 and 2005
                                   (Unaudited)

                                                                           2006         2005
                                                                        ---------   -----------
                                                                             (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                              $ 152,562   $   142,264
Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to:
       Fixed annuity and fixed accounts of variable annuity contracts      82,868        94,529
       Universal life insurance contracts                                  49,977        52,945
       Guaranteed investment contracts                                      3,732         4,952
   Net realized investment gains                                           (1,757)      (21,653)
   Amortization of net premium on investments                               1,957         6,380
   Amortization of deferred acquisition costs and other expenses          169,865       179,036
   Acquisition costs deferred                                            (182,044)     (149,187)
   Other expenses deferred                                                (18,716)      (14,084)
   Provision for deferred income taxes                                     24,540        78,233
   Change in:
       Accrued investment income                                            1,966         2,474
       Income taxes currently receivable from Parent                      (17,650)      (34,165)
       Other assets                                                       (14,910)       (8,367)
       Due from/to affiliates                                              (4,685)       (8,090)
       Other liabilities                                                   (6,291)        2,550
   Other, net                                                             (11,795)      (12,154)
                                                                        ---------   -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                 229,619       315,663
                                                                        ---------   -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Bonds, notes and redeemable preferred stocks                          (531,880)   (1,510,343)
   Mortgage loans                                                        (159,922)      (71,307)
   Other investments, excluding short-term investments                    (14,723)      (35,191)
Sales of:
   Bonds, notes and redeemable preferred stocks                           557,687     1,166,975
   Other investments, excluding short-term investments                      6,162        56,523
Redemptions and maturities of:
   Bonds, notes and redeemable preferred stocks                           614,386       657,189
   Mortgage loans                                                          66,729       171,905
   Other investments, excluding short-term investments                      7,626        13,188
Change in securities lending collateral                                  (996,572)      (90,587)
                                                                        ---------   -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                     $(450,507)  $   358,352
                                                                        ---------   -----------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
              For the nine months ended September 30, 2006 and 2005
                                   (Unaudited)

                                                                          2006         2005
                                                                      -----------   ---------
                                                                           (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity and fixed accounts of variable annuity contracts     $ 1,233,841   $ 981,372
   Universal life insurance contracts                                      28,475      31,122
Net exchanges from the fixed accounts of variable annuity contracts    (1,116,929)   (822,367)
Withdrawal payments on:
   Fixed annuity and fixed accounts of variable annuity contracts        (561,537)   (435,145)
   Universal life insurance contracts                                     (38,539)    (46,044)
   Guaranteed investment contracts                                        (77,668)   (103,420)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity and fixed accounts of variable annuity contracts         (62,726)    (77,425)
   Universal life insurance contracts                                     (76,276)    (75,083)
Changes in securities lending payable                                     996,572      90,587
Dividend paid to Parent                                                   (80,000)    (25,000)
                                                                      -----------   ---------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                       245,213    (481,403)
                                                                      -----------   ---------
NET INCREASE IN CASH AND SHORT-TERM INVESTMENTS                            24,325     192,612

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                                                 190,066     201,117
                                                                      -----------   ---------
CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                                                   $   214,391   $ 393,729
                                                                      ===========   =========

SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid to Parent                                           $    25,077   $  11,097
                                                                      ===========   =========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (Unaudited)

1.   BASIS OF PRESENTATION

     AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG").

     The Company owns 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS").

     These unaudited condensed financial statements do not include certain financial information required by U.S. generally accepted accounting principles ("GAAP") for complete financial statements and should be read in conjunction with the audited financial statements and the related notes for the year ended December 31, 2005. In the opinion of management, all normal recurring adjustments have been made for a fair statement of the results presented herein. Certain amounts have been reclassified in the 2005 financial statements to conform to their 2006 presentation.

2.   RECENTLY ISSUED ACCOUNTING STANDARDS

     In September 2005, the American Institute of Certified Public Accountants issued SOP 05-1,"Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). This statement provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is evaluating the provisions of SOP 05-1. Based on current practices, management believes the adoption of SOP 05-1 will not have a material impact on the consolidated financial position, results of operations or cash flows of the Company.

     In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. Management is currently assessing the effect of implementing this guidance.

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently assessing the effect of implementing this guidance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                   (Unaudited)

3.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has four agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, pursuant to these agreements the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at September 30, 2006 is $108,562,000. These commitments expire in 2006 and 2007. Related to each of these agreements are participation agreements under which the Parent will share $39,377,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

     Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

     Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and concluded negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. These settlements did not, however, resolve litigations by regulators from other states into insurance brokerage practices related to contingent commissions and other broker-related conduct, such as alleged bid rigging. Nor did the settlements resolve any obligations that AIG may have to state guarantee funds in connection with any of these matters.

     As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

4.   RELATED PARTY TRANSACTION

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                   (Unaudited)

4.   RELATED PARTY TRANSACTION (Continued)

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting, although variable accounting will continue to be applied where SICO makes cash payments pursuant to elections made prior to March 2005. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

     As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the consolidated balance sheet of $1,562,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $304,000 and $982,000 and for the nine months ended September 30, 2006 and 2005, respectively, and is included in general and administrative expenses in the consolidated statement of income and comprehensive income with a corresponding increase to additional paid-in capital.

     The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. American Home's statutory financial statements are contained in the Company's variable annuity registration statements filed with the SEC. Additionally, American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

5.   SUBSEQUENT EVENT

     On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

                            VARIABLE SEPARATE ACCOUNT

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                               SEPTEMBER 30, 2006

                                    UNAUDITED

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2006
                                    UNAUDITED

                                    CONTENTS

Statement of Assets and Liabilities, September 30, 2006 ..................    1
Schedule of Portfolio Investments, September 30, 2006 ....................   23
Statement of Operations, for the nine months ended
   September 30, 2006 ....................................................   25
Statement of Changes in Net Assets, for the nine months ended
   September 30, 2006 ....................................................   47
Notes to Financial Statements ............................................   69

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)

                                                                               Government
                                                    Asset         Capital         and
                                                 Allocation    Appreciation   Quality Bond      Growth
                                                  Portfolio      Portfolio      Portfolio      Portfolio
                                                  (Class 1)     (Class 1)       (Class 1)      (Class 1)
                                                ------------   ------------   ------------   ------------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $281,211,226   $670,344,857   $271,789,194   $287,756,524
   Dividend receivable                                     0              0              0              0
                                                ------------   ------------   ------------   ------------
Total assets:                                    281,211,226    670,344,857    271,789,194    287,756,524
Liabilities:                                               0              0              0              0
                                                ------------   ------------   ------------   ------------
Net assets:                                     $281,211,226   $670,344,857   $271,789,194   $287,756,524
                                                ============   ============   ============   ============
   Accumulation units                           $278,180,020   $668,089,882   $269,508,229   $286,539,073
   Contracts in payout (annuitization) period      3,031,206      2,254,975      2,280,965      1,217,451
                                                ------------   ------------   ------------   ------------
      Total net assets:                         $281,211,226   $670,344,857   $271,789,194   $287,756,524
                                                ============   ============   ============   ============
Accumulation units outstanding:                   11,624,704     16,743,252     15,833,199      8,932,668
                                                ============   ============   ============   ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                 11,557,343     15,866,886     14,961,351      8,755,383
   Unit value of accumulation units             $      24.19   $      41.05   $      17.34   $      32.22
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --        415,967        312,284             --
   Unit value of accumulation units             $         --   $      10.61   $      11.84   $         --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                     67,361        325,309        384,300        177,285
   Unit value of accumulation units             $      23.87   $      40.46   $      17.10   $      31.77
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --        135,090        175,264             --
   Unit value of accumulation units             $         --   $      10.95   $      11.68   $         --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --   $         --   $         --   $         --

                                                                                             Government
                                                   Natural        Asset         Capital         and
                                                  Resources     Allocation   Appreciation   Quality Bond
                                                  Portfolio     Portfolio      Portfolio      Portfolio
                                                  (Class 1)     (Class 2)      (Class 2)     (Class 2)
                                                ------------   -----------   ------------   ------------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $173,882,073   $17,253,534   $120,783,121   $116,813,446
   Dividend receivable                                     0             0              0              0
                                                ------------   -----------   ------------   ------------
Total assets:                                    173,882,073    17,253,534    120,783,121    116,813,446
Liabilities:                                               0             0              0              0
                                                ------------   -----------   ------------   ------------
Net assets:                                     $173,882,073   $17,253,534   $120,783,121   $116,813,446
                                                ============   ===========   ============   ============
   Accumulation units                           $173,038,299   $17,202,381   $120,625,132   $116,357,971
   Contracts in payout (annuitization) period        843,774        51,153        157,989        455,475
                                                ------------   -----------   ------------   ------------
      Total net assets:                         $173,882,073   $17,253,534   $120,783,121   $116,813,446
                                                ============   ===========   ============   ============
Accumulation units outstanding:                    4,058,601       721,081      2,960,721      6,800,655
                                                ============   ===========   ============   ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                         --            --        118,894             --
   Unit value of accumulation units             $         --   $        --   $      40.95   $         --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                         --       493,452      2,185,497      5,438,418
   Unit value of accumulation units             $         --   $     24.01   $      40.81   $      17.21
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                  3,982,772            --             --             --
   Unit value of accumulation units             $      42.85   $        --   $         --   $         --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                         --        26,054         57,261        179,623
   Unit value of accumulation units             $         --   $     24.01   $      41.17   $      17.24
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         --            --         35,103             --
   Unit value of accumulation units             $         --   $        --   $      40.72   $         --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --            --         68,609             --
   Unit value of accumulation units             $         --   $        --   $      41.81   $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --            --         20,141             --
   Unit value of accumulation units             $         --   $        --   $      41.55   $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                         --        54,974        112,707        219,211
   Unit value of accumulation units             $         --   $     23.82   $      40.87   $      17.07
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                         --       105,421        312,030        881,733
   Unit value of accumulation units             $         --   $     23.73   $      40.31   $      17.00
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                     75,829            --             --             --
   Unit value of accumulation units             $      42.24   $        --   $         --   $         --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                         --            --         20,439             --
   Unit value of accumulation units             $         --   $        --   $      40.13   $         --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --            --          3,954             --
   Unit value of accumulation units             $         --   $        --   $      41.09   $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                         --        41,180         26,086         81,670
   Unit value of accumulation units             $         --   $     23.51   $      40.44   $      16.89
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in Polaris America product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)


                                                                  Natural         Asset         Capital
                                                    Growth       Resources     Allocation     Appreciation
                                                 Portfolio       Portfolio      Portfolio      Portfolio
                                                  (Class 2)      (Class 2)      (Class 3)       (Class 3)
                                                ------------   ------------   ------------   -------------
Assets:
   Investments in shares of Trusts,
      at net asset value                         $73,704,884    $35,810,636    $25,417,338    $353,670,765
   Dividend receivable                                     0              0              0               0
                                                 -----------    -----------    -----------    ------------
Total assets:                                     73,704,884     35,810,636     25,417,338     353,670,765
Liabilities:                                               0              0              0               0
                                                 -----------    -----------    -----------    ------------
Net assets:                                      $73,704,884    $35,810,636    $25,417,338    $353,670,765
                                                 ===========    ===========    ===========    ============
   Accumulation units                            $73,695,257    $35,805,634    $25,414,118    $353,615,357
   Contracts in payout (annuitization) period          9,627          5,002          3,220          55,408
                                                 -----------    -----------    -----------    ------------
      Total net assets:                          $73,704,884    $35,810,636    $25,417,338    $353,670,765
                                                 ===========    ===========    ===========    ============
Accumulation units outstanding:                    2,305,676        843,523      1,070,242       8,723,135
                                                 ===========    ===========    ===========    ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                         --             --             30           1,407
   Unit value of accumulation units              $        --    $        --    $     10.20    $      10.28
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units              $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                         --             --             30           2,270
   Unit value of accumulation units              $        --    $        --    $     10.20    $      10.27
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  1,914,802        595,371          2,323       4,184,191
   Unit value of accumulation units              $     32.03    $     42.62    $     23.88    $      40.69
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units              $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units              $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                     38,966         16,089        273,969       1,587,283
   Unit value of accumulation units              $     32.03    $     42.70    $     23.88    $      40.69
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         --             --             31              31
   Unit value of accumulation units              $        --    $        --    $     10.20    $      10.27
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units              $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         --             --             30              30
   Unit value of accumulation units              $        --    $        --    $     10.19    $      10.28
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units              $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                     60,969         20,831        771,244       2,378,360
   Unit value of accumulation units              $     31.76    $     42.24    $     23.71    $      40.38
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                    277,777        204,713             13         331,806
   Unit value of accumulation units              $     31.63    $     41.99    $     23.86    $      40.27
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units              $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units              $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                         --             --             31           1,141
   Unit value of accumulation units              $        --    $        --    $     10.19    $      10.27
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units              $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                     13,162          6,519         22,497         234,929
   Unit value of accumulation units              $     31.44    $     41.82    $     23.48    $      39.95
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         --             --             13               7
   Unit value of accumulation units              $        --    $        --    $     23.86    $      40.27
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         --             --             31           1,680
   Unit value of accumulation units              $        --    $        --    $     10.19    $      10.27

                                                  Government
                                                     and                           Natural      Aggressive
                                                 Quality Bond       Growth        Resources        Growth
                                                  Portfolio       Portfolio       Portfolio      Portfolio
                                                   (Class 3)       (Class 3)      (Class 3)      (Class 1)
                                                -------------   -------------   ------------   ------------
Assets:
   Investments in shares of Trusts,
      at net asset value                         $366,646,463    $178,851,542    $96,509,479    $97,759,986
   Dividend receivable                                      0               0              0              0
                                                 ------------    ------------    -----------    -----------
Total assets:                                     366,646,463     178,851,542     96,509,479     97,759,986
Liabilities:                                                0               0              0              0
                                                 ------------    ------------    -----------    -----------
Net assets:                                      $366,646,463    $178,851,542    $96,509,479    $97,759,986
                                                 ============    ============    ===========    ===========
   Accumulation units                            $366,561,131    $178,814,719    $96,509,479    $97,260,815
   Contracts in payout (annuitization) period          85,332          36,823              0        499,171
                                                 ------------    ------------    -----------    -----------
      Total net assets:                          $366,646,463    $178,851,542    $96,509,479    $97,759,986
                                                 ============    ============    ===========    ===========
Accumulation units outstanding:                    21,455,511       5,623,863      2,290,030      6,087,602
                                                 ============    ============    ===========    ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                       9,114           2,207          2,429             --
   Unit value of accumulation units              $      10.09    $      10.23    $      9.26    $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                          --              --             --             --
   Unit value of accumulation units              $         --    $         --    $        --    $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                       6,529             945             30             --
   Unit value of accumulation units              $      10.09    $      10.23    $      9.27    $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   9,905,622       2,909,971      1,111,682             --
   Unit value of accumulation units              $      17.15    $      31.91    $     42.40    $        --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                          --              --             --      5,955,269
   Unit value of accumulation units              $         --    $         --    $        --    $     16.13
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                          --              --             --         38,178
   Unit value of accumulation units              $         --    $         --    $        --    $      8.53
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                   4,148,290         879,259        393,191             --
   Unit value of accumulation units              $      17.15    $      31.91    $     42.40    $        --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                          31              30             32             --
   Unit value of accumulation units              $      10.09    $      10.23    $      9.26    $        --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                          --              --             --             --
   Unit value of accumulation units              $         --    $         --    $        --    $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                          30              30             30             --
   Unit value of accumulation units              $      10.08    $      10.22    $      9.25    $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                          --              --             --             --
   Unit value of accumulation units              $         --    $         --    $        --    $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                   6,005,778       1,471,180        610,445             --
   Unit value of accumulation units              $      17.01    $      31.66    $     41.99    $        --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                     893,096         244,011        106,660             --
   Unit value of accumulation units              $      16.96    $      31.56    $     41.97    $        --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                          --              --             --         77,878
   Unit value of accumulation units              $         --    $         --    $        --    $     15.91
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                          --              --             --         16,277
   Unit value of accumulation units              $         --    $         --    $        --    $      8.42
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                       1,985             898          4,799             --
   Unit value of accumulation units              $      10.08    $      10.22    $      9.26    $        --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                          --              --             --             --
   Unit value of accumulation units              $         --    $         --    $        --    $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                     484,987         115,291         60,694             --
   Unit value of accumulation units              $      16.83    $      31.33    $     41.60    $        --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                          18              10              7             --
   Unit value of accumulation units              $      16.96    $      31.56    $     41.97    $        --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                          31              31             31             --
   Unit value of accumulation units              $      10.08    $      10.22    $      9.26    $        --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)


                                                  Alliance      Blue Chip        Cash         Corporate
                                                   Growth         Growth      Management        Bond
                                                  Portfolio     Portfolio      Portfolio      Portfolio
                                                  (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                                ------------   -----------   ------------   ------------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $529,607,057   $17,300,820   $154,171,746   $159,832,960
   Dividend receivable                                     0             0              0              0
                                                ------------   -----------   ------------   ------------
Total assets:                                    529,607,057    17,300,820    154,171,746    159,832,960
Liabilities:                                               0             0              0              0
                                                ------------   -----------   ------------   ------------
Net assets:                                     $529,607,057   $17,300,820   $154,171,746   $159,832,960
                                                ============   ===========   ============   ============
   Accumulation units                           $526,781,342   $17,242,257   $153,214,003   $158,429,538
   Contracts in payout (annuitization) period      2,825,715        58,563        957,743      1,403,422
                                                ------------   -----------   ------------   ------------
      Total net assets:                         $529,607,057   $17,300,820   $154,171,746   $159,832,960
                                                ============   ===========   ============   ============
Accumulation units outstanding:                   16,730,964     2,811,104     11,638,664      9,025,813
                                                ============   ===========   ============   ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                 16,308,321     2,561,300     11,311,917      8,750,357
   Unit value of accumulation units             $      31.98   $      6.11   $      13.28   $      17.72
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                    157,661        93,384         43,999             --
   Unit value of accumulation units             $       8.96   $      7.43   $      10.26   $         --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                    187,164       135,811        203,387        275,456
   Unit value of accumulation units             $      31.53   $      6.02   $      13.09   $      17.46
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                     77,818        20,609         79,361             --
   Unit value of accumulation units             $       8.63   $      7.32   $      10.20   $         --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         --            --             --             --
   Unit value of accumulation units             $         --   $        --   $         --   $         --

                                                     Davis                                      Federated
                                                    Venture       "Dogs" of      Emerging       American
                                                     Value       Wall Street      Markets        Leaders
                                                   Portfolio      Portfolio      Portfolio      Portfolio
                                                   (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                --------------   -----------   ------------   ------------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $1,346,932,819   $54,769,490   $111,242,889   $107,649,092
   Dividend receivable                                       0             0              0              0
                                                --------------   -----------   ------------   ------------
Total assets:                                    1,346,932,819    54,769,490    111,242,889    107,649,092
Liabilities:                                                 0             0              0              0
                                                --------------   -----------   ------------   ------------
Net assets:                                     $1,346,932,819   $54,769,490   $111,242,889   $107,649,092
                                                ==============   ===========   ============   ============
   Accumulation units                           $1,341,978,867   $54,414,053   $111,148,797   $106,889,447
   Contracts in payout (annuitization) period        4,953,952       355,437         94,092        759,645
                                                --------------   -----------   ------------   ------------
      Total net assets:                         $1,346,932,819   $54,769,490   $111,242,889   $107,649,092
                                                ==============   ===========   ============   ============
Accumulation units outstanding:                     37,461,163     4,462,028      6,751,456      5,558,230
                                                ==============   ===========   ============   ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   36,201,683     4,376,727      6,619,454      5,424,408
   Unit value of accumulation units             $        36.33   $     12.28   $      16.45   $      19.37
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                      400,912            --         21,298             --
   Unit value of accumulation units             $        12.64   $        --   $      24.63   $         --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                      688,583        85,301        105,843        133,822
   Unit value of accumulation units             $        35.81   $     12.10   $      16.22   $      19.09
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                      169,985            --          4,861             --
   Unit value of accumulation units             $        12.35   $        --   $      24.30   $         --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                           --            --             --             --
   Unit value of accumulation units             $           --   $        --   $         --   $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                               Goldman
                                                   Global        Global         Sachs         Growth-
                                                    Bond        Equities       Research       Income
                                                 Portfolio      Portfolio     Portfolio      Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)      (Class 1)
                                                -----------   ------------   -----------   ------------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $68,805,542   $169,201,589   $13,216,282   $461,058,921
   Dividend receivable                                    0              0             0              0
                                                -----------   ------------   -----------   ------------
Total assets:                                    68,805,542    169,201,589    13,216,282    461,058,921
Liabilities:                                              0              0             0              0
                                                -----------   ------------   -----------   ------------
Net assets:                                     $68,805,542   $169,201,589   $13,216,282   $461,058,921
                                                ===========   ============   ===========   ============
   Accumulation units                           $68,575,408   $168,397,815   $13,154,537   $457,760,589
   Contracts in payout (annuitization) period       230,134        803,774        61,745      3,298,332
                                                -----------   ------------   -----------   ------------
      Total net assets:                         $68,805,542   $169,201,589   $13,216,282   $461,058,921
                                                ===========   ============   ===========   ============
Accumulation units outstanding:                   3,904,298      7,772,556     1,708,786     15,534,184
                                                ===========   ============   ===========   ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                 3,704,686      7,642,585     1,593,421     14,988,840
   Unit value of accumulation units             $     17.78   $      21.87   $      7.74   $      30.14
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                    58,753         21,922            --        256,743
   Unit value of accumulation units             $     11.67   $      10.05   $        --   $       9.56
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                   103,377         63,516       115,365        205,377
   Unit value of accumulation units             $     17.53   $      21.56   $      7.63   $      29.71
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                    37,482         44,533            --         83,224
   Unit value of accumulation units             $     11.51   $       9.91   $        --   $       9.43
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                        --             --            --             --
   Unit value of accumulation units             $        --   $         --   $        --   $         --


                                                                               International   International
                                                    Growth       High-Yield     Diversified        Growth
                                                Opportunities       Bond          Equities        & Income
                                                  Portfolio       Portfolio      Portfolio       Portfolio
                                                  (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                                -------------   ------------   -------------   -------------
Assets:
   Investments in shares of Trusts,
      at net asset value                         $20,650,486    $182,639,728    $143,616,240    $216,400,633
   Dividend receivable                                     0               0               0               0
                                                 -----------    ------------    ------------    ------------
Total assets:                                     20,650,486     182,639,728     143,616,240     216,400,633
Liabilities:                                               0               0               0               0
                                                 -----------    ------------    ------------    ------------
Net assets:                                      $20,650,486    $182,639,728    $143,616,240    $216,400,633
                                                 ===========    ============    ============    ============
   Accumulation units                            $20,632,345    $181,642,331    $142,963,088    $215,317,824
   Contracts in payout (annuitization) period         18,141         997,397         653,152       1,082,809
                                                 -----------    ------------    ------------    ------------
      Total net assets:                          $20,650,486    $182,639,728    $143,616,240    $216,400,633
                                                 ===========    ============    ============    ============
Accumulation units outstanding:                    3,847,362       8,965,316      10,811,291      12,688,116
                                                 ===========    ============    ============    ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                  3,685,848       8,826,214      10,664,401      12,111,341
   Unit value of accumulation units              $      5.37    $      20.38    $      13.29    $      17.18
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --              --              --         236,396
   Unit value of accumulation units              $        --    $         --    $         --    $      12.32
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                    161,514         139,102         146,890         255,306
   Unit value of accumulation units              $      5.30    $      20.11    $      13.10    $      16.93
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --              --              --          85,073
   Unit value of accumulation units              $        --    $         --    $         --    $      12.15
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         --              --              --              --
   Unit value of accumulation units              $        --    $         --    $         --    $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                   MFS
                                                              Massachusetts       MFS
                                                  Marsico       Investors       Mid-Cap          MFS
                                                   Growth         Trust          Growth     Total Return
                                                 Portfolio      Portfolio      Portfolio      Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                -----------   -------------   -----------   ------------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $61,728,662    $146,922,075   $96,880,272   $432,684,742
   Dividend receivable                                    0               0             0              0
                                                -----------    ------------   -----------   ------------
Total assets:                                    61,728,662     146,922,075    96,880,272    432,684,742
Liabilities:                                              0               0             0              0
                                                -----------    ------------   -----------   ------------
Net assets:                                     $61,728,662    $146,922,075   $96,880,272   $432,684,742
                                                ===========    ============   ===========   ============
   Accumulation units                           $61,660,479    $146,320,335   $96,344,086   $431,398,393
   Contracts in payout (annuitization) period        68,183         601,740       536,186      1,286,349
                                                -----------    ------------   -----------   ------------
      Total net assets:                         $61,728,662    $146,922,075   $96,880,272   $432,684,742
                                                ===========    ============   ===========   ============
Accumulation units outstanding:                   5,497,773       6,578,650     9,641,356     16,316,835
                                                ===========    ============   ===========   ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                 5,035,059       6,380,509     8,856,988     15,261,873
   Unit value of accumulation units             $     11.24    $      22.45   $     10.16   $      26.86
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                        --          51,860       177,595        287,005
   Unit value of accumulation units             $        --    $      10.85   $      6.05   $      12.52
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                   462,714         138,371       537,660        682,299
   Unit value of accumulation units             $     11.08    $      22.13   $     10.02   $      26.49
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                        --           7,910        69,113         85,658
   Unit value of accumulation units             $        --    $      10.15   $      5.97   $      12.35
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                        --              --            --             --
   Unit value of accumulation units             $        --    $         --   $        --   $         --


                                                   Putnam
                                                   Growth:         Real        SunAmerica
                                                   Voyager        Estate        Balanced      Technology
                                                  Portfolio      Portfolio      Portfolio     Portfolio
                                                  (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                                ------------   ------------   ------------   -----------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $124,927,382   $145,738,977   $119,326,941   $17,102,736
   Dividend receivable                                     0              0              0             0
                                                ------------   ------------   ------------   -----------
Total assets:                                    124,927,382    145,738,977    119,326,941    17,102,736
Liabilities:                                               0              0              0             0
                                                ------------   ------------   ------------   -----------
Net assets:                                     $124,927,382   $145,738,977   $119,326,941   $17,102,736
                                                ============   ============   ============   ===========
   Accumulation units                           $124,276,373   $145,208,101   $118,299,640   $17,036,117
   Contracts in payout (annuitization) period        651,009        530,876      1,027,301        66,619
                                                ------------   ------------   ------------   -----------
      Total net assets:                         $124,927,382   $145,738,977   $119,326,941   $17,102,736
                                                ============   ============   ============   ===========
Accumulation units outstanding:                    7,064,731      5,053,280      7,637,661     7,346,046
                                                ============   ============   ============   ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                  6,921,591      4,967,846      7,479,870     7,094,398
   Unit value of accumulation units             $      17.78   $      28.85   $      15.70   $      2.33
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                     39,356             --         49,131            --
   Unit value of accumulation units             $       7.33   $         --   $       8.86   $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                     82,728         85,434         79,880       251,648
   Unit value of accumulation units             $      17.52   $      28.43   $      15.48   $      2.30
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                     21,056             --         28,780            --
   Unit value of accumulation units             $       7.23   $         --   $       8.73   $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         --             --             --            --
   Unit value of accumulation units             $         --   $         --   $         --   $        --


(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)


                                                  Telecom      Worldwide     Aggressive     Alliance
                                                  Utility     High Income      Growth        Growth
                                                 Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 1)     (Class 1)     (Class 2)    (Class 2)
                                                -----------   -----------   -----------   -----------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $36,549,950   $53,232,148   $11,533,934   $63,019,331
   Dividend receivable                                    0             0             0             0
                                                -----------   -----------   -----------   -----------
Total assets:                                    36,549,950    53,232,148    11,533,934    63,019,331
Liabilities:                                              0             0             0             0
                                                -----------   -----------   -----------   -----------
Net assets:                                     $36,549,950   $53,232,148   $11,533,934   $63,019,331
                                                ===========   ===========   ===========   ===========
   Accumulation units                           $36,222,582   $52,919,513   $11,533,934   $63,007,033
   Contracts in payout (annuitization) period       327,368       312,635             0        12,298
                                                -----------   -----------   -----------   -----------
      Total net assets:                         $36,549,950   $53,232,148   $11,533,934   $63,019,331
                                                ===========   ===========   ===========   ===========
Accumulation units outstanding:                   2,643,118     2,588,038       722,684     1,997,481
                                                ===========   ===========   ===========   ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                        --            --            --        31,582
   Unit value of accumulation units             $        --   $        --   $        --   $     32.00
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                        --            --       578,695     1,602,072
   Unit value of accumulation units             $        --   $        --   $     15.99   $     31.60
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                 2,593,961     2,561,050            --            --
   Unit value of accumulation units             $     13.83   $     20.57   $        --   $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                        --            --        13,599        26,535
   Unit value of accumulation units             $        --   $        --   $     15.99   $     31.60
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                        --            --            --        13,416
   Unit value of accumulation units             $        --   $        --   $        --   $     31.54
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                        --            --            --        14,887
   Unit value of accumulation units             $        --   $        --   $        --   $     31.82
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                        --            --            --         6,411
   Unit value of accumulation units             $        --   $        --   $        --   $     31.59
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                        --            --        25,976        47,747
   Unit value of accumulation units             $        --   $        --   $     15.90   $     31.36
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                        --            --       103,376       234,245
   Unit value of accumulation units             $        --   $        --   $     15.80   $     31.17
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                    49,157        26,988            --            --
   Unit value of accumulation units             $     13.64   $     20.32   $        --   $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                        --            --            --         6,966
   Unit value of accumulation units             $        --   $        --   $        --   $     31.37
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                        --            --            --           665
   Unit value of accumulation units             $        --   $        --   $        --   $     31.23
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                        --            --         1,038        12,955
   Unit value of accumulation units             $        --   $        --   $     15.69   $     31.02
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --

                                                                                             Davis
                                                 Blue Chip       Cash       Corporate       Venture
                                                  Growth      Management       Bond          Value
                                                 Portfolio    Portfolio     Portfolio      Portfolio
                                                 (Class 2)   (Class 2)      (Class 2)      (Class 2)
                                                ----------   -----------   -----------   ------------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $9,677,791   $49,054,541   $50,085,700   $197,117,951
   Dividend receivable                                   0             0             0              0
                                                ----------   -----------   -----------   ------------
Total assets:                                    9,677,791    49,054,541    50,085,700    197,117,951
Liabilities:                                             0             0             0              0
                                                ----------   -----------   -----------   ------------
Net assets:                                     $9,677,791   $49,054,541   $50,085,700   $197,117,951
                                                ==========   ===========   ===========   ============
   Accumulation units                           $9,675,912   $48,953,425   $49,881,222   $196,871,679
   Contracts in payout (annuitization) period        1,879       101,116       204,478        246,272
                                                ----------   -----------   -----------   ------------
      Total net assets:                         $9,677,791   $49,054,541   $50,085,700   $197,117,951
                                                ==========   ===========   ===========   ============
Accumulation units outstanding:                  1,597,359     3,728,286     2,853,556      5,483,171
                                                ==========   ===========   ===========   ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                       --            --            --             --
   Unit value of accumulation units             $       --   $        --   $        --   $         --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                       --            --            --             --
   Unit value of accumulation units             $       --   $        --   $        --   $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                       --            --            --         79,399
   Unit value of accumulation units             $       --   $        --   $        --   $      36.34
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                1,182,779     2,954,029     2,295,730      4,410,393
   Unit value of accumulation units             $     6.07   $     13.18   $     17.59   $      36.02
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                       --            --            --             --
   Unit value of accumulation units             $       --   $        --   $        --   $         --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                       --            --            --             --
   Unit value of accumulation units             $       --   $        --   $        --   $         --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                   78,321       127,010        62,200         87,255
   Unit value of accumulation units             $     6.07   $     13.18   $     17.59   $      36.02
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                       --            --            --         16,341
   Unit value of accumulation units             $       --   $        --   $        --   $      36.00
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                       --            --            --             --
   Unit value of accumulation units             $       --   $        --   $        --   $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                       --            --            --             --
   Unit value of accumulation units             $       --   $        --   $        --   $         --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                       --            --            --             --
   Unit value of accumulation units             $       --   $        --   $        --   $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                   64,081        95,873       108,558        163,900
   Unit value of accumulation units             $     6.03   $     13.09   $     17.44   $      35.67
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                  267,830       524,909       352,621        679,102
   Unit value of accumulation units             $     6.00   $     13.03   $     17.36   $      35.55
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                       --            --            --             --
   Unit value of accumulation units             $       --   $        --   $        --   $         --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                       --            --            --             --
   Unit value of accumulation units             $       --   $        --   $        --   $         --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                       --            --            --         10,710
   Unit value of accumulation units             $       --   $        --   $        --   $      35.53
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                       --            --            --             --
   Unit value of accumulation units             $       --   $        --   $        --   $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                    4,348        26,465        34,447         36,071
   Unit value of accumulation units             $     5.96   $     12.95   $     17.24   $      35.29
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                       --            --            --             --
   Unit value of accumulation units             $       --   $        --   $        --   $         --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                       --            --            --             --
   Unit value of accumulation units             $       --   $        --   $        --   $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                             Federated
                                                 "Dogs" of      Emerging      American      Foreign
                                                Wall Street     Markets       Leaders        Value
                                                 Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                -----------   -----------   -----------   -----------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $17,532,710   $21,441,210   $17,551,687   $71,753,542
   Dividend receivable                                    0             0             0             0
                                                -----------   -----------   -----------   -----------
Total assets:                                    17,532,710    21,441,210    17,551,687    71,753,542
Liabilities:                                              0             0             0             0
                                                -----------   -----------   -----------   -----------
Net assets:                                     $17,532,710   $21,441,210   $17,551,687   $71,753,542
                                                ===========   ===========   ===========   ===========
   Accumulation units                           $17,531,164   $21,441,210   $17,527,522   $71,745,022
   Contracts in payout (annuitization) period         1,546             0        24,165         8,520
                                                -----------   -----------   -----------   -----------
      Total net assets:                         $17,532,710   $21,441,210   $17,551,687   $71,753,542
                                                ===========   ===========   ===========   ===========
Accumulation units outstanding:                   1,440,545     1,316,213       915,031     3,980,239
                                                ===========   ===========   ===========   ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                 1,111,752     1,025,784       647,364     3,591,317
   Unit value of accumulation units             $     12.21   $     16.33   $     19.24   $     18.05
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                    13,001        20,306        36,049        27,664
   Unit value of accumulation units             $     12.21   $     16.33   $     19.24   $     18.05
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                    35,121        22,833        41,977        46,565
   Unit value of accumulation units             $     12.13   $     16.22   $     19.11   $     17.88
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                   266,800       233,460       184,271       306,359
   Unit value of accumulation units             $     12.04   $     16.13   $     19.00   $     17.85
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                    13,871        13,830         5,370         8,334
   Unit value of accumulation units             $     11.99   $     16.02   $     18.84   $     17.48
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                        --            --            --            --
   Unit value of accumulation units             $        --   $        --   $        --   $        --

                                                                              Goldman
                                                   Global        Global        Sachs       Growth-
                                                    Bond        Equities     Research       Income
                                                 Portfolio     Portfolio     Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                                -----------   -----------   ----------   -----------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $16,237,157   $16,238,228   $5,576,368   $32,670,398
   Dividend receivable                                    0             0            0             0
                                                -----------   -----------   ----------   -----------
Total assets:                                    16,237,157    16,238,228    5,576,368    32,670,398
Liabilities:                                              0             0            0             0
                                                -----------   -----------   ----------   -----------
Net assets:                                     $16,237,157   $16,238,228   $5,576,368   $32,670,398
                                                ===========   ===========   ==========   ===========
   Accumulation units                           $16,237,157   $16,186,752   $5,576,368   $32,632,319
   Contracts in payout (annuitization) period             0        51,476            0        38,079
                                                -----------   -----------   ----------   -----------
      Total net assets:                         $16,237,157   $16,238,228   $5,576,368   $32,670,398
                                                ===========   ===========   ==========   ===========
Accumulation units outstanding:                     922,372       749,071      727,303     1,096,861
                                                ===========   ===========   ==========   ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                        --            --           --            --
   Unit value of accumulation units             $        --   $        --   $       --   $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                        --            --           --            --
   Unit value of accumulation units             $        --   $        --   $       --   $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                        --        41,793           --            --
   Unit value of accumulation units             $        --   $     21.89   $       --   $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   722,095       473,371      548,200       778,688
   Unit value of accumulation units             $     17.64   $     21.72   $     7.69   $     29.87
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                        --            --           --            --
   Unit value of accumulation units             $        --   $        --   $       --   $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                        --            --           --            --
   Unit value of accumulation units             $        --   $        --   $       --   $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                    30,568        29,824       13,934        27,783
   Unit value of accumulation units             $     17.64   $     21.72   $     7.69   $     29.87
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                        --        13,517           --            --
   Unit value of accumulation units             $        --   $     21.71   $       --   $        --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                        --        28,579           --            --
   Unit value of accumulation units             $        --   $     21.80   $       --   $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                        --            --           --            --
   Unit value of accumulation units             $        --   $        --   $       --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                        --         3,703           --            --
   Unit value of accumulation units             $        --   $     22.36   $       --   $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                    49,272        31,788       45,417        89,902
   Unit value of accumulation units             $     17.54   $     21.60   $     7.64   $     29.68
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                   111,246       115,777      106,064       180,662
   Unit value of accumulation units             $     17.41   $     21.42   $     7.59   $     29.51
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                        --            --           --            --
   Unit value of accumulation units             $        --   $        --   $       --   $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                        --            --           --            --
   Unit value of accumulation units             $        --   $        --   $       --   $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                        --         4,847           --            --
   Unit value of accumulation units             $        --   $     21.50   $       --   $        --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                        --           483           --            --
   Unit value of accumulation units             $        --   $     21.41   $       --   $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                     9,191         5,389       13,688        19,826
   Unit value of accumulation units             $     17.33   $     21.37   $     7.55   $     29.25
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                        --            --           --            --
   Unit value of accumulation units             $        --   $        --   $       --   $        --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                        --            --           --            --
   Unit value of accumulation units             $        --   $        --   $       --   $        --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)


                                                                              International   International
                                                    Growth       High-Yield    Diversified        Growth
                                                Opportunities       Bond        Equities         & Income
                                                  Portfolio      Portfolio       Portfolio      Portfolio
                                                  (Class 2)      (Class 2)       (Class 2)      (Class 2)
                                                -------------   -----------   -------------   -------------
Assets:
   Investments in shares of Trusts,
      at net asset value                          $8,199,975    $38,081,946    $55,245,962     $35,759,372
   Dividend receivable                                     0              0              0               0
                                                  ----------    -----------    -----------     -----------
Total assets:                                      8,199,975     38,081,946     55,245,962      35,759,372
Liabilities:                                               0              0              0               0
                                                  ----------    -----------    -----------     -----------
Net assets:                                       $8,199,975    $38,081,946    $55,245,962     $35,759,372
                                                  ==========    ===========    ===========     ===========
   Accumulation units                             $8,199,975    $37,999,704    $55,242,434     $35,199,275
   Contracts in payout (annuitization) period              0         82,242          3,528         560,097
                                                  ----------    -----------    -----------     -----------
      Total net assets:                           $8,199,975    $38,081,946    $55,245,962     $35,759,372
                                                  ==========    ===========    ===========     ===========
Accumulation units outstanding:                    1,540,850      1,888,014      4,193,447       2,097,826
                                                  ==========    ===========    ===========     ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  1,132,753      1,470,396      3,412,020       1,641,759
   Unit value of accumulation units               $     5.34    $     20.22    $     13.20     $     17.08
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                     19,354         26,241         73,586          66,146
   Unit value of accumulation units               $     5.34    $     20.22    $     13.20     $     17.08
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                     34,525         74,012        226,902          60,160
   Unit value of accumulation units               $     5.29    $     20.10    $     13.13     $     16.96
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                    345,293        266,889        406,198         313,980
   Unit value of accumulation units               $     5.27    $     19.97    $     13.02     $     16.88
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                      8,925         50,476         74,741          15,781
   Unit value of accumulation units               $     5.23    $     19.80    $     12.96     $     16.81
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         --             --             --              --
   Unit value of accumulation units               $       --    $        --    $        --     $        --

                                                                   MFS
                                                              Massachusetts       MFS
                                                  Marsico       Investors       Mid-Cap       MFS Total
                                                   Growth         Trust          Growth        Return
                                                 Portfolio      Portfolio      Portfolio      Portfolio
                                                 (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                -----------   -------------   -----------   ------------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $41,929,288    $25,504,229    $40,349,286   $132,920,433
   Dividend receivable                                    0              0              0              0
                                                -----------    -----------    -----------   ------------
Total assets:                                    41,929,288     25,504,229     40,349,286    132,920,433
Liabilities:                                              0              0              0              0
                                                -----------    -----------    -----------   ------------
Net assets:                                     $41,929,288    $25,504,229    $40,349,286   $132,920,433
                                                ===========    ===========    ===========   ============
   Accumulation units                           $41,886,202    $25,496,167    $40,333,584   $132,824,510
   Contracts in payout (annuitization) period        43,086          8,062         15,702         95,923
                                                -----------    -----------    -----------   ------------
      Total net assets:                         $41,929,288    $25,504,229    $40,349,286   $132,920,433
                                                ===========    ===========    ===========   ============
Accumulation units outstanding:                   3,765,662      1,146,326      4,010,421      4,996,180
                                                ===========    ===========    ===========   ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                        --             --             --             --
   Unit value of accumulation units             $        --    $        --    $        --   $         --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                        --             --             --             --
   Unit value of accumulation units             $        --    $        --    $        --   $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                        --             --        110,701             --
   Unit value of accumulation units             $        --    $        --    $     10.17   $         --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                 3,203,757        897,516      2,991,684      3,862,177
   Unit value of accumulation units             $     11.15    $     22.30    $     10.08   $      26.67
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                        --             --             --             --
   Unit value of accumulation units             $        --    $        --    $        --   $         --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                        --             --             --             --
   Unit value of accumulation units             $        --    $        --    $        --   $         --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                        --         12,627         87,169        143,838
   Unit value of accumulation units             $        --    $     22.30    $     10.08   $      26.67
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                        --             --         32,409             --
   Unit value of accumulation units             $        --    $        --    $     10.08   $         --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                        --             --         35,419             --
   Unit value of accumulation units             $        --    $        --    $     10.11   $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                        --             --             --             --
   Unit value of accumulation units             $        --    $        --    $        --   $         --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                        --             --          8,143             --
   Unit value of accumulation units             $        --    $        --    $     10.02   $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                        --         34,532        136,767        241,786
   Unit value of accumulation units             $        --    $     22.12    $      9.99   $      26.46
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                   561,905        199,289        520,251        694,694
   Unit value of accumulation units             $     11.03    $     22.03    $      9.95   $      26.33
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                        --             --             --             --
   Unit value of accumulation units             $        --    $        --    $        --   $         --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                        --             --             --             --
   Unit value of accumulation units             $        --    $        --    $        --   $         --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                        --             --         43,910             --
   Unit value of accumulation units             $        --    $        --    $      9.96   $         --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                        --             --          4,618             --
   Unit value of accumulation units             $        --    $        --    $      9.90   $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                        --          2,362         39,350         53,685
   Unit value of accumulation units             $        --    $     21.94    $      9.88   $      26.16
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                        --             --             --             --
   Unit value of accumulation units             $        --    $        --    $        --   $         --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                        --             --             --             --
   Unit value of accumulation units             $        --    $        --    $        --   $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                  Putnam
                                                  Growth:        Real      Small & Mid    SunAmerica
                                                  Voyager       Estate      Cap Value      Balanced
                                                 Portfolio    Portfolio     Portfolio     Portfolio
                                                 (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                                ----------   -----------   -----------   -----------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $7,127,232   $36,048,757   $46,984,140   $17,790,997
   Dividend receivable                                   0             0             0             0
                                                ----------   -----------   -----------   -----------
Total assets:                                    7,127,232    36,048,757    46,984,140    17,790,997
Liabilities:                                             0             0             0             0
                                                ----------   -----------   -----------   -----------
Net assets:                                     $7,127,232   $36,048,757   $46,984,140   $17,790,997
                                                ==========   ===========   ===========   ===========
   Accumulation units                           $7,127,232   $36,027,981   $46,919,138   $17,773,523
   Contracts in payout (annuitization) period            0        20,776        65,002        17,474
                                                ----------   -----------   -----------   -----------
      Total net assets:                         $7,127,232   $36,048,757   $46,984,140   $17,790,997
                                                ==========   ===========   ===========   ===========
Accumulation units outstanding:                    405,482     1,262,591     2,740,366     1,145,591
                                                ==========   ===========   ===========   ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  291,755       908,973     2,287,557       884,062
   Unit value of accumulation units             $    17.63   $     28.64   $     17.17   $     15.57
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                   10,369        29,527        50,959        15,820
   Unit value of accumulation units             $    17.63   $     28.64   $     17.17   $     15.57
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                   29,668        52,053        33,008        40,921
   Unit value of accumulation units             $    17.52   $     28.47   $     17.01   $     15.45
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                   67,698       257,881       358,234       186,908
   Unit value of accumulation units             $    17.41   $     28.26   $     16.99   $     15.38
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                    5,992        14,157        10,608        17,880
   Unit value of accumulation units             $    17.27   $     28.11   $     16.85   $     15.28
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units             $       --   $        --   $        --   $        --


                                                               Telecom     Worldwide     Aggressive
                                                Technology     Utility    High Income      Growth
                                                 Portfolio    Portfolio    Portfolio     Portfolio
                                                 (Class 2)    (Class 2)    (Class 2)     (Class 3)
                                                ----------   ----------   -----------   -----------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $7,953,600   $4,532,556    $6,901,128   $12,402,030
   Dividend receivable                                   0            0             0             0
                                                ----------   ----------    ----------   -----------
Total assets:                                    7,953,600    4,532,556     6,901,128    12,402,030
Liabilities:                                             0            0             0             0
                                                ----------   ----------    ----------   -----------
Net assets:                                     $7,953,600   $4,532,556    $6,901,128   $12,402,030
                                                ==========   ==========    ==========   ===========
   Accumulation units                           $7,948,991   $4,532,036    $6,896,130   $12,402,030
   Contracts in payout (annuitization) period        4,609          520         4,998             0
                                                ----------   ----------    ----------   -----------
      Total net assets:                         $7,953,600   $4,532,556    $6,901,128   $12,402,030
                                                ==========   ==========    ==========   ===========
Accumulation units outstanding:                  3,449,810      331,039       338,733       782,213
                                                ==========   ==========    ==========   ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                       --           --            --            30
   Unit value of accumulation units             $       --   $       --    $       --   $     10.39
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --   $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                   53,704           --            --            30
   Unit value of accumulation units             $     2.32   $       --    $       --   $     10.39
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                2,487,850      229,635       288,387       384,045
   Unit value of accumulation units             $     2.31   $    13.74    $    20.41   $     15.91
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --   $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --   $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                   20,034           --            --       173,507
   Unit value of accumulation units             $     2.31   $       --    $       --   $     15.91
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                   35,213           --            --            32
   Unit value of accumulation units             $     2.31   $       --    $       --   $     10.39
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                   67,699           --            --            --
   Unit value of accumulation units             $     2.31   $       --    $       --   $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                       --           --            --            30
   Unit value of accumulation units             $       --   $       --    $       --   $     10.38
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   61,600           --            --            --
   Unit value of accumulation units             $     2.29   $       --    $       --   $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                   25,182           --            --       149,166
   Unit value of accumulation units             $     2.29   $       --    $       --   $     15.74
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                  590,803      101,404        50,346        42,031
   Unit value of accumulation units             $     2.28   $    13.59    $    20.15   $     15.75
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --   $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --   $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                   58,837           --            --            31
   Unit value of accumulation units             $     2.29   $       --    $       --   $     10.38
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                   40,599           --            --            --
   Unit value of accumulation units             $     2.28   $       --    $       --   $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                    8,289           --            --        33,261
   Unit value of accumulation units             $     2.26   $       --    $       --   $     15.59
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                       --           --            --            19
   Unit value of accumulation units             $       --   $       --    $       --   $     15.75
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                       --           --            --            31
   Unit value of accumulation units             $       --   $       --    $       --   $     10.38

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                 American      American      American
                                                               Funds Asset   Funds Global     Funds
                                                  Alliance      Allocation      Growth        Growth
                                                   Growth          SAST          SAST          SAST
                                                  Portfolio     Portfolio      Portfolio    Portfolio
                                                  (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                                ------------   -----------   ------------   ---------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $157,951,030     $65,654       $160,433      $136,944
   Dividend receivable                                     0           0              0             0
                                                ------------     -------       --------      --------
Total assets:                                    157,951,030      65,654        160,433       136,944
Liabilities:                                               0           0              0             0
                                                ------------     -------       --------      --------
Net assets:                                     $157,951,030     $65,654       $160,433      $136,944
                                                ============     =======       ========      ========
   Accumulation units                           $157,923,745     $65,654       $160,433      $136,944
   Contracts in payout (annuitization) period         27,285           0              0             0
                                                ------------     -------       --------      --------
      Total net assets:                         $157,951,030     $65,654       $160,433      $136,944
                                                ============     =======       ========      ========
Accumulation units outstanding:                    5,036,689       6,582         15,928        13,763
                                                ============     =======       ========      ========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                      2,661          30          3,650         3,824
   Unit value of accumulation units             $      10.33     $  9.97       $  10.07      $   9.95
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --          --             --            --
   Unit value of accumulation units             $         --     $    --       $     --      $     --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                      6,943          30          3,190            76
   Unit value of accumulation units             $      10.33     $  9.97       $  10.07      $   9.95
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  2,541,084          30             30            30
   Unit value of accumulation units             $      31.50     $ 10.00       $  10.00      $  10.00
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --          --             --            --
   Unit value of accumulation units             $         --     $    --       $     --      $     --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --          --             --            --
   Unit value of accumulation units             $         --     $    --       $     --      $     --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                    882,021          --             --            --
   Unit value of accumulation units             $      31.50     $    --       $     --      $     --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         30       6,340          6,000         6,109
   Unit value of accumulation units             $      10.33     $  9.97       $  10.07      $   9.95
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --          --             --            --
   Unit value of accumulation units             $         --     $    --       $     --      $     --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         30          30             30            30
   Unit value of accumulation units             $      10.33     $  9.97       $  10.07      $   9.95
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --          --             --            --
   Unit value of accumulation units             $         --     $    --       $     --      $     --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                  1,301,882          --             --            --
   Unit value of accumulation units             $      31.24     $    --       $     --      $     --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                    203,703          30             30            30
   Unit value of accumulation units             $      31.15     $ 10.00       $  10.00      $  10.00
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                         --          --             --            --
   Unit value of accumulation units             $         --     $    --       $     --      $     --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --          --             --            --
   Unit value of accumulation units             $         --     $    --       $     --      $     --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                      1,087          31          2,937         2,760
   Unit value of accumulation units             $      10.32     $  9.96       $  10.07      $   9.95
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --          --             --            --
   Unit value of accumulation units             $         --     $    --       $     --      $     --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                     97,207          --             --            --
   Unit value of accumulation units             $      30.91     $    --       $     --      $     --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         10          30             30            30
   Unit value of accumulation units             $      31.15     $ 10.00       $  10.00      $  10.00
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         31          31             31           874
   Unit value of accumulation units             $      10.32     $  9.96       $  10.06      $   9.94

                                                   American
                                                    Funds
                                                Growth-Income    Blue Chip        Cash         Corporate
                                                     SAST          Growth      Management        Bond
                                                  Portfolio      Portfolio      Portfolio      Portfolio
                                                  (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                -------------   -----------   ------------   ------------
Assets:
   Investments in shares of Trusts,
      at net asset value                           $122,377     $10,021,962   $173,078,406   $193,700,471
   Dividend receivable                                    0               0              0              0
                                                   --------     -----------   ------------   ------------
Total assets:                                       122,377      10,021,962    173,078,406    193,700,471
Liabilities:                                              0               0              0              0
                                                   --------     -----------   ------------   ------------
Net assets:                                        $122,377     $10,021,962   $173,078,406   $193,700,471
                                                   ========     ===========   ============   ============
   Accumulation units                              $122,377     $10,021,962   $173,059,957   $193,686,959
   Contracts in payout (annuitization) period             0               0         18,449         13,512
                                                   --------     -----------   ------------   ------------
      Total net assets:                            $122,377     $10,021,962   $173,078,406   $193,700,471
                                                   ========     ===========   ============   ============
Accumulation units outstanding:                      12,023       1,663,708     13,216,320     11,125,571
                                                   ========     ===========   ============   ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                     1,770              30          1,128          6,699
   Unit value of accumulation units                $  10.18     $     10.30   $      10.03   $      10.13
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                        --              --             --             --
   Unit value of accumulation units                $     --     $        --   $         --   $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                     1,115              30             30          5,808
   Unit value of accumulation units                $  10.18     $     10.30   $      10.03   $      10.13
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                        30         818,221      6,359,882      4,800,399
   Unit value of accumulation units                $  10.00     $      6.05   $      13.14   $      17.46
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                        --              --             --             --
   Unit value of accumulation units                $     --     $        --   $         --   $         --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                        --              --             --             --
   Unit value of accumulation units                $     --     $        --   $         --   $         --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                        --         227,336      2,482,418      2,419,123
   Unit value of accumulation units                $     --     $      6.05   $      13.14   $      17.46
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                     7,504              31             32             32
   Unit value of accumulation units                $  10.18     $     10.30   $      10.03   $      10.13
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                        --              --             --             --
   Unit value of accumulation units                $     --     $        --   $         --   $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                        30              30             30             30
   Unit value of accumulation units                $  10.18     $     10.30   $      10.03   $      10.13
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                        --              --             --             --
   Unit value of accumulation units                $     --     $        --   $         --   $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                        --         487,037      3,001,980      3,298,009
   Unit value of accumulation units                $     --     $      5.99   $      13.03   $      17.37
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                        30         102,791      1,138,365        379,925
   Unit value of accumulation units                $  10.00     $      5.98   $      12.98   $      17.29
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                        --              --             --             --
   Unit value of accumulation units                $     --     $        --   $         --   $         --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                        --              --             --             --
   Unit value of accumulation units                $     --     $        --   $         --   $         --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                       654              32          3,028          1,896
   Unit value of accumulation units                $  10.17     $     10.30   $      10.02   $      10.12
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                        --              --             --             --
   Unit value of accumulation units                $     --     $        --   $         --   $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                        --          28,089        229,373        213,602
   Unit value of accumulation units                $     --     $      5.93   $      12.89   $      17.19
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                        30              50             23             17
   Unit value of accumulation units                $  10.00     $      5.98   $      12.98   $      17.29
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                       860              31             31             31
   Unit value of accumulation units                $  10.17     $     10.29   $      10.02   $      10.12

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                    Davis                                   Federated
                                                   Venture      "Dogs" of      Emerging      American
                                                    Value      Wall Street     Markets       Leaders
                                                  Portfolio     Portfolio     Portfolio     Portfolio
                                                  (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                                ------------   -----------   -----------   -----------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $482,447,462   $17,023,543   $55,205,719   $56,502,218
   Dividend receivable                                     0             0             0             0
                                                ------------   -----------   -----------   -----------
Total assets:                                    482,447,462    17,023,543    55,205,719    56,502,218
Liabilities:                                               0             0             0             0
                                                ------------   -----------   -----------   -----------
Net assets:                                     $482,447,462   $17,023,543   $55,205,719   $56,502,218
                                                ============   ===========   ===========   ===========
   Accumulation units                           $482,396,590   $17,023,543   $55,205,719   $56,496,390
   Contracts in payout (annuitization) period         50,872             0             0         5,828
                                                ------------   -----------   -----------   -----------
      Total net assets:                         $482,447,462   $17,023,543   $55,205,719   $56,502,218
                                                ============   ===========   ===========   ===========
Accumulation units outstanding:                   13,492,818     1,406,941     3,414,517     2,962,906
                                                ============   ===========   ===========   ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                      5,158            30           916           215
   Unit value of accumulation units             $      10.14   $     10.40   $     10.15   $     10.22
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --            --            --            --
   Unit value of accumulation units             $         --   $        --   $        --   $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                      4,998            30         1,827            30
   Unit value of accumulation units             $      10.14   $     10.40   $     10.15   $     10.22
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  6,700,972       622,841     1,399,367       922,224
   Unit value of accumulation units             $      35.89   $     12.14   $     16.24   $     19.15
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --            --            --            --
   Unit value of accumulation units             $         --   $        --   $        --   $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --            --            --            --
   Unit value of accumulation units             $         --   $        --   $        --   $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                  2,290,092       249,677       754,414       824,256
   Unit value of accumulation units             $      35.89   $     12.14   $     16.24   $     19.15
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                        329            31            31            31
   Unit value of accumulation units             $      10.14   $     10.40   $     10.15   $     10.22
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --            --            --            --
   Unit value of accumulation units             $         --   $        --   $        --   $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         30            30            30            30
   Unit value of accumulation units             $      10.14   $     10.40   $     10.15   $     10.22
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --            --            --            --
   Unit value of accumulation units             $         --   $        --   $        --   $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                  3,651,627       404,398       841,261     1,070,763
   Unit value of accumulation units             $      35.61   $     12.04   $     16.09   $     18.98
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                    560,995        79,868       139,189        85,908
   Unit value of accumulation units             $      35.50   $     12.03   $     16.07   $     18.95
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                         --            --            --            --
   Unit value of accumulation units             $         --   $        --   $        --   $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --            --            --            --
   Unit value of accumulation units             $         --   $        --   $        --   $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                      3,482            31           279            31
   Unit value of accumulation units             $      10.14   $     10.39   $     10.14   $     10.22
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --            --            --            --
   Unit value of accumulation units             $         --   $        --   $        --   $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                    274,263        49,949       277,154        59,370
   Unit value of accumulation units             $      35.23   $     11.92   $     15.95   $     18.67
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                          8            25            19            16
   Unit value of accumulation units             $      35.50   $     12.03   $     16.07   $     18.95
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                        864            31            30            32
   Unit value of accumulation units             $      10.13   $     10.39   $     10.14   $     10.22

                                                                                             Goldman
                                                   Foreign        Global        Global        Sachs
                                                    Value          Bond        Equities     Research
                                                  Portfolio     Portfolio     Portfolio     Portfolio
                                                  (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                                ------------   -----------   -----------   ----------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $360,744,164   $41,262,758   $23,096,520   $2,412,743
   Dividend receivable                                     0             0             0            0
                                                ------------   -----------   -----------   ----------
Total assets:                                    360,744,164    41,262,758    23,096,520    2,412,743
Liabilities:                                               0             0             0            0
                                                ------------   -----------   -----------   ----------
Net assets:                                     $360,744,164   $41,262,758   $23,096,520   $2,412,743
                                                ============   ===========   ===========   ==========
   Accumulation units                           $360,613,888   $41,262,758   $23,096,520   $2,412,743
   Contracts in payout (annuitization) period        130,276             0             0            0
                                                ------------   -----------   -----------   ----------
      Total net assets:                         $360,744,164   $41,262,758   $23,096,520   $2,412,743
                                                ============   ===========   ===========   ==========
Accumulation units outstanding:                   20,108,261     2,360,039     1,074,578      317,526
                                                ============   ===========   ===========   ==========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                      1,413         2,212            30           30
   Unit value of accumulation units             $      10.17   $      9.99   $     10.16   $    10.19
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --            --            --           --
   Unit value of accumulation units             $         --   $        --   $        --   $       --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                         30            30            30           30
   Unit value of accumulation units             $      10.16   $      9.98   $     10.16   $    10.19
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  8,555,765       972,893       314,655        2,065
   Unit value of accumulation units             $      17.99   $     17.58   $     21.58   $     7.64
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                  2,559,531            --            --           --
   Unit value of accumulation units             $      17.99   $        --   $        --   $       --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --            --            --           --
   Unit value of accumulation units             $         --   $        --   $        --   $       --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                  3,023,984       491,558       269,657      114,349
   Unit value of accumulation units             $      17.99   $     17.58   $     21.58   $     7.64
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         31            31            31           31
   Unit value of accumulation units             $      10.17   $      9.98   $     10.16   $    10.19
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --            --            --           --
   Unit value of accumulation units             $         --   $        --   $        --   $       --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         30            30            30           30
   Unit value of accumulation units             $      10.17   $      9.99   $     10.16   $    10.18
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --            --            --           --
   Unit value of accumulation units             $         --   $        --   $        --   $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                  4,681,559       761,997       420,323      198,442
   Unit value of accumulation units             $      17.84   $     17.39   $     21.42   $     7.57
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                    830,619        68,443        36,658           40
   Unit value of accumulation units             $      17.79   $     17.33   $     21.27   $     7.62
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                     75,577            --            --           --
   Unit value of accumulation units             $      17.79   $        --   $        --   $       --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --            --            --           --
   Unit value of accumulation units             $         --   $        --   $        --   $       --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                      2,463         2,776            31           31
   Unit value of accumulation units             $      10.16   $      9.98   $     10.15   $    10.18
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --            --            --           --
   Unit value of accumulation units             $         --   $        --   $        --   $       --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                    375,970        58,767        33,087        2,407
   Unit value of accumulation units             $      17.66   $     17.23   $     21.19   $     7.51
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         17            17            14           39
   Unit value of accumulation units             $      17.79   $     17.33   $     21.27   $     7.62
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                      1,272         1,285            32           32
   Unit value of accumulation units             $      10.16   $      9.98   $     10.15   $    10.18

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)


                                                                                            International
                                                  Growth-         Growth       High-Yield    Diversified
                                                   Income     Opportunities       Bond         Equities
                                                 Portfolio      Portfolio      Portfolio      Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                -----------   -------------   -----------   -------------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $20,015,370    $20,815,777    $73,249,571    $220,305,944
   Dividend receivable                                    0              0              0               0
                                                -----------    -----------    -----------    ------------
Total assets:                                    20,015,370     20,815,777     73,249,571     220,305,944
Liabilities:                                              0              0              0               0
                                                -----------    -----------    -----------    ------------
Net assets:                                     $20,015,370    $20,815,777    $73,249,571    $220,305,944
                                                ===========    ===========    ===========    ============
   Accumulation units                           $19,970,127    $20,815,777    $73,249,571    $220,260,470
   Contracts in payout (annuitization) period        45,243              0              0          45,474
                                                -----------    -----------    -----------    ------------
      Total net assets:                         $20,015,370    $20,815,777    $73,249,571    $220,305,944
                                                ===========    ===========    ===========    ============
Accumulation units outstanding:                     674,744      3,933,871      3,650,414      16,794,733
                                                ===========    ===========    ===========    ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                        31             30          2,007              30
   Unit value of accumulation units             $     10.23    $     10.32    $     10.16    $      10.04
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                        --             --             --              --
   Unit value of accumulation units             $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                        30          1,607             30           3,073
   Unit value of accumulation units             $     10.24    $     10.32    $     10.16    $      10.03
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   335,336      1,744,932      1,689,435       8,555,128
   Unit value of accumulation units             $     29.77    $      5.31    $     20.15    $      13.16
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                        --             --             --              --
   Unit value of accumulation units             $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                        --             --             --              --
   Unit value of accumulation units             $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                   123,399        645,892        689,748       2,731,938
   Unit value of accumulation units             $     29.77    $      5.31    $     20.15    $      13.16
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                        31             31             31              31
   Unit value of accumulation units             $     10.23    $     10.32    $     10.16    $      10.03
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                        --             --             --              --
   Unit value of accumulation units             $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                        30             31             30              30
   Unit value of accumulation units             $     10.23    $     10.32    $     10.15    $      10.03
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                        --             --             --              --
   Unit value of accumulation units             $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                   157,343      1,123,781        989,844       4,396,279
   Unit value of accumulation units             $     29.50    $      5.26    $     19.96    $      13.05
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                    38,700        358,322        179,955         734,486
   Unit value of accumulation units             $     29.44    $      5.26    $     19.92    $      13.01
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                        --             --             --              --
   Unit value of accumulation units             $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                        --             --             --              --
   Unit value of accumulation units             $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                        31            274          2,753           1,878
   Unit value of accumulation units             $     10.22    $     10.31    $     10.15    $      10.02
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                        --             --             --              --
   Unit value of accumulation units             $        --    $        --    $        --    $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                    19,772         58,883         96,535         371,806
   Unit value of accumulation units             $     29.22    $      5.17    $     19.75    $      12.92
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                        10             57             15              23
   Unit value of accumulation units             $     29.44    $      5.26    $     19.92    $      13.01
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                        31             31             31              31
   Unit value of accumulation units             $     10.22    $     10.31    $     10.15    $      10.02

                                                                                   MFS
                                                International                 Massachusetts       MFS
                                                    Growth        Marsico       Investors       Mid-Cap
                                                   & Income        Growth         Trust          Growth
                                                  Portfolio      Portfolio      Portfolio      Portfolio
                                                  (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                -------------   -----------   -------------   -----------
Assets:
   Investments in shares of Trusts,
      at net asset value                         $86,146,348    $33,148,760    $52,131,877    $70,818,250
   Dividend receivable                                     0              0              0              0
                                                 -----------    -----------    -----------    -----------
Total assets:                                     86,146,348     33,148,760     52,131,877     70,818,250
Liabilities:                                               0              0              0              0
                                                 -----------    -----------    -----------    -----------
Net assets:                                      $86,146,348    $33,148,760    $52,131,877    $70,818,250
                                                 ===========    ===========    ===========    ===========
   Accumulation units                            $86,141,927    $33,148,760    $52,119,717    $70,792,833
   Contracts in payout (annuitization) period          4,421              0         12,160         25,417
                                                 -----------    -----------    -----------    -----------
      Total net assets:                          $86,146,348    $33,148,760    $52,131,877    $70,818,250
                                                 ===========    ===========    ===========    ===========
Accumulation units outstanding:                    5,100,644      2,989,647      2,354,586      7,073,071
                                                 ===========    ===========    ===========    ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                      2,318            214             30             30
   Unit value of accumulation units              $     10.12    $     10.30    $     10.34    $     10.25
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units              $        --    $        --    $        --    $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                      4,359             30             30             30
   Unit value of accumulation units              $     10.12    $     10.29    $     10.34    $     10.25
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  1,913,943      2,228,675      1,239,228      3,683,632
   Unit value of accumulation units              $     16.95    $     11.11    $     22.22    $     10.04
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units              $        --    $        --    $        --    $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units              $        --    $        --    $        --    $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                  1,114,057         90,323        333,423      1,026,994
   Unit value of accumulation units              $     16.95    $     11.11    $     22.22    $     10.04
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         31             31          2,490             31
   Unit value of accumulation units              $     10.12    $     10.29    $     10.34    $     10.24
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units              $        --    $        --    $        --    $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         30             30             30             30
   Unit value of accumulation units              $     10.12    $     10.29    $     10.34    $     10.24
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units              $        --    $        --    $        --    $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                  1,751,247        286,758        582,994      1,805,298
   Unit value of accumulation units              $     16.85    $     11.03    $     22.04    $      9.96
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                    208,123        373,765        149,644        402,658
   Unit value of accumulation units              $     16.82    $     10.99    $     21.99    $      9.93
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units              $        --    $        --    $        --    $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units              $        --    $        --    $        --    $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                      3,607          2,999             31             31
   Unit value of accumulation units              $     10.11    $     10.28    $     10.33    $     10.23
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units              $        --    $        --    $        --    $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                    102,880          6,763         46,641        154,275
   Unit value of accumulation units              $     16.67    $     10.92    $     21.81    $      9.86
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         18             27             14             31
   Unit value of accumulation units              $     16.82    $     10.99    $     21.99    $      9.93
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         31             32             31             31
   Unit value of accumulation units              $     10.11    $     10.29    $     10.33    $     10.23

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                 Putnam
                                                  MFS Total      Growth:        Real      Small & Mid
                                                   Return        Voyager       Estate       Cap Value
                                                  Portfolio     Portfolio    Portfolio      Portfolio
                                                  (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                                ------------   ----------   -----------   ------------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $248,676,339   $4,639,028   $83,829,421   $221,274,279
   Dividend receivable                                     0            0             0              0
                                                ------------   ----------   -----------   ------------
Total assets:                                    248,676,339    4,639,028    83,829,421    221,274,279
Liabilities:                                               0            0             0              0
                                                ------------   ----------   -----------   ------------
Net assets:                                     $248,676,339   $4,639,028   $83,829,421   $221,274,279
                                                ============   ==========   ===========   ============
   Accumulation units                           $248,617,235   $4,639,028   $83,829,421   $221,210,738
   Contracts in payout (annuitization) period         59,104            0             0         63,541
                                                ------------   ----------   -----------   ------------
      Total net assets:                         $248,676,339   $4,639,028   $83,829,421   $221,274,279
                                                ============   ==========   ===========   ============
Accumulation units outstanding:                    9,395,153      265,473     2,953,426     12,971,597
                                                ============   ==========   ===========   ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                        401           30         1,899          1,009
   Unit value of accumulation units             $      10.21   $    10.38   $     10.20   $      10.27
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --           --            --             --
   Unit value of accumulation units             $         --   $       --   $        --   $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                         30           30         2,334          2,023
   Unit value of accumulation units             $      10.21   $    10.38   $     10.19   $      10.27
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  4,241,444      135,812     1,474,463      4,876,716
   Unit value of accumulation units             $      26.57   $    17.55   $     28.53   $      17.11
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --           --            --      1,652,302
   Unit value of accumulation units             $         --   $       --   $        --   $      17.11
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --           --            --             --
   Unit value of accumulation units             $         --   $       --   $        --   $         --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                  1,685,089       34,217       498,367      2,243,904
   Unit value of accumulation units             $      26.57   $    17.55   $     28.53   $      17.11
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         31           31            31             31
   Unit value of accumulation units             $      10.21   $    10.38   $     10.19   $      10.27
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --           --            --             --
   Unit value of accumulation units             $         --   $       --   $        --   $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         30           30            30             30
   Unit value of accumulation units             $      10.21   $    10.38   $     10.20   $      10.27
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --           --            --             --
   Unit value of accumulation units             $         --   $       --   $        --   $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                  2,788,814       63,859       752,256      3,243,999
   Unit value of accumulation units             $      26.33   $    17.37   $     28.28   $      16.97
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                    423,956       29,582       133,233        609,295
   Unit value of accumulation units             $      26.27   $    17.35   $     28.23   $      16.92
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                         --           --            --         66,259
   Unit value of accumulation units             $         --   $       --   $        --   $      16.92
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --           --            --             --
   Unit value of accumulation units             $         --   $       --   $        --   $         --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                         32           32         3,933            965
   Unit value of accumulation units             $      10.21   $    10.37   $     10.19   $      10.27
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --           --            --             --
   Unit value of accumulation units             $         --   $       --   $        --   $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                    255,284        1,802        86,838        275,015
   Unit value of accumulation units             $      26.04   $    16.98   $     28.03   $      16.79
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         11           17            11             18
   Unit value of accumulation units             $      26.27   $    17.35   $     28.23   $      16.92
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         31           31            31             31
   Unit value of accumulation units             $      10.21   $    10.38   $     10.18   $      10.27


                                                Small Company    SunAmerica                  Telecom
                                                    Value         Balanced     Technology    Utility
                                                  Portfolio      Portfolio     Portfolio    Portfolio
                                                  (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                                -------------   -----------   -----------   ---------
Assets:
   Investments in shares of Trusts,
      at net asset value                         $10,828,288    $14,219,912   $11,636,816   $646,033
   Dividend receivable                                     0              0             0          0
                                                 -----------    -----------   -----------   --------
Total assets:                                     10,828,288     14,219,912    11,636,816    646,033
Liabilities:                                               0              0             0          0
                                                 -----------    -----------   -----------   --------
Net assets:                                      $10,828,288    $14,219,912   $11,636,816   $646,033
                                                 ===========    ===========   ===========   ========
   Accumulation units                            $10,828,288    $14,219,912   $11,636,816   $646,033
   Contracts in payout (annuitization) period              0              0             0          0
                                                 -----------    -----------   -----------   --------
      Total net assets:                          $10,828,288    $14,219,912   $11,636,816   $646,033
                                                 ===========    ===========   ===========   ========
Accumulation units outstanding:                    1,156,981        920,584     5,072,522     47,464
                                                 ===========    ===========   ===========   ========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                      1,100             30            30         30
   Unit value of accumulation units              $     10.18    $     10.19   $     10.40   $  10.24
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --             --            --         --
   Unit value of accumulation units              $        --    $        --   $        --   $     --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                      1,593             30            30         30
   Unit value of accumulation units              $     10.18    $     10.19   $     10.40   $  10.24
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                    415,548        399,225     2,692,856     16,341
   Unit value of accumulation units              $      9.36    $     15.50   $      2.30   $  13.69
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --             --            --         --
   Unit value of accumulation units              $        --    $        --   $        --   $     --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --             --            --         --
   Unit value of accumulation units              $        --    $        --   $        --   $     --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                    272,447        189,609       849,741     13,492
   Unit value of accumulation units              $      9.36    $     15.50   $      2.30   $  13.69
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         31             31            31         31
   Unit value of accumulation units              $     10.18    $     10.19   $     10.40   $  10.24
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --             --            --         --
   Unit value of accumulation units              $        --    $        --   $        --   $     --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         30             30            30         30
   Unit value of accumulation units              $     10.18    $     10.19   $     10.40   $  10.23
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --             --            --         --
   Unit value of accumulation units              $        --    $        --   $        --   $     --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                    391,731        257,541       954,889     15,164
   Unit value of accumulation units              $      9.35    $     15.36   $      2.28   $  13.53
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                     35,427         62,086       357,345      1,332
   Unit value of accumulation units              $      9.34    $     15.33   $      2.28   $  13.68
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                         --             --            --         --
   Unit value of accumulation units              $        --    $        --   $        --   $     --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --             --            --         --
   Unit value of accumulation units              $        --    $        --   $        --   $     --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                      1,840             31            31         31
   Unit value of accumulation units              $     10.18    $     10.18   $     10.39   $  10.23
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --             --            --         --
   Unit value of accumulation units              $        --    $        --   $        --   $     --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                     37,171         11,920       217,376        930
   Unit value of accumulation units              $      9.34    $     15.22   $      2.26   $  13.15
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         32             20           132         22
   Unit value of accumulation units              $      9.34    $     15.33   $      2.28   $  13.68
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         31             31            31         31
   Unit value of accumulation units              $     10.18    $     10.18   $     10.39   $  10.23

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                  Worldwide                     Strategic     Growth and
                                                High Income      Comstock        Growth         Income
                                                  Portfolio      Portfolio      Portfolio      Portfolio
                                                  (Class 3)     (Class II)     (Class II)     (Class II)
                                                ------------   ------------   ------------   ------------
Assets:
   Investments in shares of Trusts, at net
      asset value                                $1,580,235    $356,352,544   $ 26,257,293   $446,459,569
   Dividend receivable                                    0               0              0              0
                                                 ----------    ------------   ------------   ------------
Total assets:                                     1,580,235     356,352,544     26,257,293    446,459,569
Liabilities:                                              0               0              0              0
                                                 ----------    ------------   ------------   ------------
Net assets:                                      $1,580,235    $356,352,544   $ 26,257,293   $446,459,569
                                                 ==========    ============   ============   ============
   Accumulation units                            $1,580,235    $356,168,581   $ 26,255,098   $446,201,139
   Contracts in payout (annuitization) period             0         183,963          2,195        258,430
                                                 ----------    ------------   ------------   ------------
      Total net assets:                          $1,580,235    $356,352,544   $ 26,257,293   $446,459,569
                                                 ==========    ============   ============   ============
Accumulation units outstanding:                      78,020      26,612,763      2,842,475     30,807,181
                                                 ==========    ============   ============   ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                        30             731            215          3,073
   Unit value of accumulation units              $    10.10    $      10.28   $      10.23   $      10.26
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                        --              --             --             --
   Unit value of accumulation units              $       --    $         --   $         --   $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                        31              30             30          3,947
   Unit value of accumulation units              $    10.10    $      10.28   $      10.21   $      10.26
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                       357       7,426,102      1,231,590     12,336,457
   Unit value of accumulation units              $    20.36    $      13.40   $       9.25   $      14.52
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                        --      11,623,904        762,886      8,464,361
   Unit value of accumulation units              $       --    $      13.39   $       9.21   $      14.57
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                        --              --             --             --
   Unit value of accumulation units              $       --    $         --   $         --   $         --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                    43,394       2,220,462        201,554      3,146,586
   Unit value of accumulation units              $    20.36    $      13.49   $       9.36   $      14.47
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                        31             276             31             31
   Unit value of accumulation units              $    10.09    $      10.28   $      10.22   $      10.26
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                        --         137,770             --             --
   Unit value of accumulation units              $       --    $      13.44   $         --   $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                        30              30             30             30
   Unit value of accumulation units              $    10.09    $      10.28   $      10.22   $      10.26
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                        --         127,472             --             --
   Unit value of accumulation units              $       --    $      13.30   $         --   $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                    33,215       3,169,559        326,009      4,923,432
   Unit value of accumulation units              $    20.18    $      13.41   $       9.29   $      14.35
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                        15         954,860        182,985      1,135,700
   Unit value of accumulation units              $    20.31    $      13.26   $       9.15   $      14.38
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                        --         506,593         90,779        375,555
   Unit value of accumulation units              $       --    $      13.24   $       9.06   $      14.40
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                        --              --             --             --
   Unit value of accumulation units              $       --    $         --   $         --   $         --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                        31             242             32          3,027
   Unit value of accumulation units              $    10.08    $      10.28   $      10.20   $      10.26
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                        --         122,009             --             --
   Unit value of accumulation units              $       --    $      13.12   $         --   $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                       840         321,849         45,443        414,930
   Unit value of accumulation units              $    19.68    $      13.13   $       9.18   $      14.30
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                        15              23             33             21
   Unit value of accumulation units              $    20.31    $      13.26   $       9.15   $      14.38
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                        31             851            858             31
   Unit value of accumulation units              $    10.09    $      10.27   $      10.20   $      10.25

                                                               Conservative   Conservative
                                                  Balanced        Balanced       Growth      Equity Income
                                                  Portfolio      Portfolio      Portfolio        Fund
                                                  (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                ------------   ------------   ------------   -------------
Assets:
   Investments in shares of Trusts, at net
      asset value                               $176,996,691    $16,899,489    $77,148,866    $51,833,463
   Dividend receivable                                     0              0              0              0
                                                ------------    -----------    -----------    -----------
Total assets:                                    176,996,691     16,899,489     77,148,866     51,833,463
Liabilities:                                               0              0              0              0
                                                ------------    -----------    -----------    -----------
Net assets:                                     $176,996,691    $16,899,489    $77,148,866    $51,833,463
                                                ============    ===========    ===========    ===========
   Accumulation units                           $176,810,337    $16,890,942    $77,147,026    $51,818,694
   Contracts in payout (annuitization) period        186,354          8,547          1,840         14,769
                                                ------------    -----------    -----------    -----------
      Total net assets:                         $176,996,691    $16,899,489    $77,148,866    $51,833,463
                                                ============    ===========    ===========    ===========
Accumulation units outstanding:                   18,307,671      2,409,683      7,570,372      5,252,968
                                                ============    ===========    ===========    ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                 11,288,046      1,699,029      3,693,530      4,016,759
   Unit value of accumulation units             $       9.71    $      7.04    $     10.25    $      9.90
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  1,065,724             --        736,050             --
   Unit value of accumulation units             $       9.65    $        --    $     10.15    $        --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                  3,127,351        449,729      1,957,965        673,379
   Unit value of accumulation units             $       9.64    $      6.99    $     10.17    $      9.83
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                    211,284             --        131,308             --
   Unit value of accumulation units             $       9.53    $        --    $     10.06    $        --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                  2,615,266        260,925      1,051,519        562,830
   Unit value of accumulation units             $       9.52    $      6.90    $     10.05    $      9.70
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         --             --             --             --
   Unit value of accumulation units             $         --    $        --    $        --    $        --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)


                                                Flexible Income     Growth     Growth & Income      Income
                                                   Portfolio         Fund            Fund            Fund
                                                   (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                                ---------------   ----------   ---------------   -----------
Assets:
   Investments in shares of Trusts,
      at net asset value                          $32,630,302     $1,512,873      $8,670,911     $13,762,246
   Dividend receivable                                      0              0               0               0
                                                  -----------     ----------      ----------     -----------
Total assets:                                      32,630,302      1,512,873       8,670,911      13,762,246
Liabilities:                                                0              0               0               0
                                                  -----------     ----------      ----------     -----------
Net assets:                                       $32,630,302     $1,512,873      $8,670,911     $13,762,246
                                                  ===========     ==========      ==========     ===========
   Accumulation units                             $32,591,050     $1,512,873      $8,662,135     $13,760,006
   Contracts in payout (annuitization) period          39,252              0           8,776           2,240
                                                  -----------     ----------      ----------     -----------
      Total net assets:                           $32,630,302     $1,512,873      $8,670,911     $13,762,246
                                                  ===========     ==========      ==========     ===========
Accumulation units outstanding:                     4,047,920        218,524       1,295,424       1,917,593
                                                  ===========     ==========      ==========     ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                   2,824,855        123,727         672,662       1,456,783
   Unit value of accumulation units               $      8.09     $     6.96      $     6.73     $      7.20
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                     657,585         58,852         408,464         268,897
   Unit value of accumulation units               $      8.04     $     6.91      $     6.69     $      7.14
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                     565,480         35,945         214,298         191,913
   Unit value of accumulation units               $      7.92     $     6.81      $     6.59     $      7.05
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                          --             --              --              --
   Unit value of accumulation units               $        --     $       --      $       --     $        --

                                                International     Mid Cap       Money
                                                    Growth         Stock       Market        REIT
                                                     Fund          Fund         Fund         Fund
                                                  (Class 1)      (Class 1)    (Class 1)    (Class 1)
                                                -------------   ----------   ----------   ----------
Assets:
   Investments in shares of Trusts,
      at net asset value                          $2,685,371    $6,630,986   $3,785,818   $1,604,539
   Dividend receivable                                     0             0          474            0
                                                  ----------    ----------   ----------   ----------
Total assets:                                      2,685,371     6,630,986    3,786,292    1,604,539
Liabilities:                                               0             0            0            0
                                                  ----------    ----------   ----------   ----------
Net assets:                                       $2,685,371    $6,630,986   $3,786,292   $1,604,539
                                                  ==========    ==========   ==========   ==========
   Accumulation units                             $2,685,371    $6,629,819   $3,785,187   $1,604,539
   Contracts in payout (annuitization) period              0         1,167        1,105            0
                                                  ----------    ----------   ----------   ----------
      Total net assets:                           $2,685,371    $6,630,986   $3,786,292   $1,604,539
                                                  ==========    ==========   ==========   ==========
Accumulation units outstanding:                      377,011       667,311      642,125       83,254
                                                  ==========    ==========   ==========   ==========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                    335,798       505,191      529,540       70,367
   Unit value of accumulation units               $     7.13    $     9.97   $     5.91   $    19.33
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                     31,747        59,837       72,251        8,937
   Unit value of accumulation units               $     7.08    $     9.90   $     5.89   $    18.94
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                      9,466       102,283       40,334        3,950
   Unit value of accumulation units               $     7.03    $     9.78   $     5.76   $    19.07
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         --            --           --           --
   Unit value of accumulation units               $       --    $       --   $       --   $       --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                 Short Term       Small       Small      Strategic
                                                    Income     Cap Growth   Cap Value      Growth
                                                     Fund         Fund         Fund      Portfolio
                                                  (Class 1)     (Class 1)   (Class 1)    (Class 1)
                                                 -----------   ----------   ---------   -----------
Assets:
   Investments in shares of Trusts, at net
      asset value                                 $3,485,440   $1,695,656    $168,212   $22,779,559
   Dividend receivable                                     0            0           0             0
                                                  ----------   ----------    --------   -----------
Total assets:                                      3,485,440    1,695,656     168,212    22,779,559
Liabilities:                                               0            0           0             0
                                                  ----------   ----------    --------   -----------
Net assets:                                       $3,485,440   $1,695,656    $168,212   $22,779,559
                                                  ==========   ==========    ========   ===========
   Accumulation units                             $3,481,922   $1,694,712    $168,212   $22,779,559
   Contracts in payout (annuitization) period          3,518          944           0             0
                                                  ----------   ----------    --------   -----------
      Total net assets:                           $3,485,440   $1,695,656    $168,212   $22,779,559
                                                  ==========   ==========    ========   ===========
Accumulation units outstanding:                      528,047      269,918      16,512     2,041,620
                                                  ==========   ==========    ========   ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                    311,275      171,057      15,390     1,177,639
   Unit value of accumulation units               $     6.65   $     6.31    $  10.19   $     11.21
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                         --           --          --       181,567
   Unit value of accumulation units               $       --   $       --    $     --   $     11.13
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                     54,802       37,585       1,111       402,639
   Unit value of accumulation units               $     6.61   $     6.28    $  10.13   $     11.12
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                         --           --          --        88,299
   Unit value of accumulation units               $       --   $       --    $     --   $     11.00
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                    161,970       61,276          11       191,476
   Unit value of accumulation units               $     6.51   $     6.19    $  10.03   $     11.00
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         --           --          --            --
   Unit value of accumulation units               $       --   $       --    $     --   $        --

                                                       U.S.         West Coast                  Conservative
                                                    Government        Equity       Balanced       Balanced
                                                 Securities Fund       Fund        Portfolio      Portfolio
                                                    (Class 1)       (Class 1)      (Class 2)      (Class 2)
                                                 ---------------   -----------   ------------   ------------
Assets:
   Investments in shares of Trusts, at net
      asset value                                  $12,158,478     $26,385,840   $165,004,705    $23,729,042
   Dividend receivable                                       0               0              0              0
                                                   -----------     -----------   ------------    -----------
Total assets:                                       12,158,478      26,385,840    165,004,705     23,729,042
Liabilities:                                                 0               0              0              0
                                                   -----------     -----------   ------------    -----------
Net assets:                                        $12,158,478     $26,385,840   $165,004,705    $23,729,042
                                                   ===========     ===========   ============    ===========
   Accumulation units                              $12,110,142     $26,383,112   $164,919,852    $23,729,042
   Contracts in payout (annuitization) period           48,336           2,728         84,853              0
                                                   -----------     -----------   ------------    -----------
      Total net assets:                            $12,158,478     $26,385,840   $165,004,705    $23,729,042
                                                   ===========     ===========   ============    ===========
Accumulation units outstanding:                      1,830,406       2,229,381     17,335,995      3,433,423
                                                   ===========     ===========   ============    ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                           --              --             --             --
   Unit value of accumulation units                $        --     $        --   $         --    $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                           --              --             --             --
   Unit value of accumulation units                $        --     $        --   $         --    $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                    1,343,641       1,765,409             --             --
   Unit value of accumulation units                $      6.67     $     11.87   $         --    $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                           --              --      2,082,912             --
   Unit value of accumulation units                $        --     $        --   $       9.55    $        --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                           --              --             --             --
   Unit value of accumulation units                $        --     $        --   $         --    $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                           --              --             --             --
   Unit value of accumulation units                $        --     $        --   $         --    $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                           --              --             --             --
   Unit value of accumulation units                $        --     $        --   $         --    $        --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                      247,893         253,061             --             --
   Unit value of accumulation units                $      6.61     $     11.77   $         --    $        --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                           --              --     11,161,754      2,846,996
   Unit value of accumulation units                $        --     $        --   $       9.54    $      6.92
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                           --              --             --             --
   Unit value of accumulation units                $        --     $        --   $         --    $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                           --              --      2,988,155        484,104
   Unit value of accumulation units                $        --     $        --   $       9.48    $      6.88
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                           --              --             --             --
   Unit value of accumulation units                $        --     $        --   $         --    $        --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                           --              --        207,415             --
   Unit value of accumulation units                $        --     $        --   $       9.42    $        --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                           --              --             --             --
   Unit value of accumulation units                $        --     $        --   $         --    $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                           --              --             --             --
   Unit value of accumulation units                $        --     $        --   $         --    $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                      238,872         210,911             --             --
   Unit value of accumulation units                $      6.54     $     11.63   $         --    $        --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                           --              --        895,759        102,323
   Unit value of accumulation units                $        --     $        --   $       9.35    $      6.79
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                           --             --             --              --
   Unit value of accumulation units                $        --     $       --    $        --     $        --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                           --             --             --              --
   Unit value of accumulation units                $        --     $       --    $        --     $        --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                           --             --             --              --
   Unit value of accumulation units                $        --     $       --    $        --     $        --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                Conservative
                                                   Growth      Equity Income   Flexible Income     Growth
                                                  Portfolio         Fund          Portfolio         Fund
                                                  (Class 2)      (Class 2)        (Class 2)      (Class 2)
                                                ------------   -------------   ---------------   ---------
Assets:
   Investments in shares of Trusts,
      at net asset value                         $73,430,457    $45,886,739      $58,107,181      $983,693
   Dividend receivable                                     0              0                0             0
                                                 -----------    -----------      -----------      --------
Total assets:                                     73,430,457     45,886,739       58,107,181       983,693
Liabilities:                                               0              0                0             0
                                                 -----------    -----------      -----------      --------
Net assets:                                      $73,430,457    $45,886,739      $58,107,181      $983,693
                                                 ===========    ===========      ===========      ========
   Accumulation units                            $73,430,457    $45,885,872      $58,038,326      $983,693
   Contracts in payout (annuitization) period              0            867           68,855             0
                                                 -----------    -----------      -----------      --------
      Total net assets:                          $73,430,457    $45,886,739      $58,107,181      $983,693
                                                 ===========    ===========      ===========      ========
Accumulation units outstanding:                    7,337,564      4,751,010        7,329,108       144,368
                                                 ===========    ===========      ===========      ========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  1,138,257             --               --            --
   Unit value of accumulation units              $     10.04    $        --      $        --      $     --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                  3,537,237      4,069,074        6,450,774       101,472
   Unit value of accumulation units              $     10.04    $      9.68      $      7.94      $   6.83
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                  2,174,757        375,117          706,926        32,109
   Unit value of accumulation units              $      9.98    $      9.60      $      7.88      $   6.79
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                    107,836             --               --            --
   Unit value of accumulation units              $      9.92    $        --      $        --      $     --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                    379,477        306,819          171,408        10,787
   Unit value of accumulation units              $      9.85    $      9.49      $      7.80      $   6.70
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         --             --               --            --
   Unit value of accumulation units              $        --    $        --      $        --      $     --

                                                                                International     Mid Cap
                                                Growth & Income      Income         Growth         Stock
                                                      Fund            Fund           Fund          Fund
                                                   (Class 2)       (Class 2)      (Class 2)      (Class 2)
                                                ---------------   -----------   -------------   ----------
Assets:
   Investments in shares of Trusts,
      at net asset value                           $3,500,665     $16,348,475     $3,878,793    $3,428,252
   Dividend receivable                                      0               0              0             0
                                                   ----------     -----------     ----------    ----------
Total assets:                                       3,500,665      16,348,475      3,878,793     3,428,252
Liabilities:                                                0               0              0             0
                                                   ----------     -----------     ----------    ----------
Net assets:                                        $3,500,665     $16,348,475     $3,878,793    $3,428,252
                                                   ==========     ===========     ==========    ==========
   Accumulation units                              $3,500,665     $16,343,116     $3,878,793    $3,428,252
   Contracts in payout (annuitization) period               0           5,359              0             0
                                                   ----------     -----------     ----------    ----------
      Total net assets:                            $3,500,665     $16,348,475     $3,878,793    $3,428,252
                                                   ==========     ===========     ==========    ==========
Accumulation units outstanding:                       534,231       2,311,459        553,849       352,822
                                                   ==========     ===========     ==========    ==========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                     422,445       1,964,672        500,354       255,121
   Unit value of accumulation units                $     6.57     $      7.08     $     7.01    $     9.75
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                      48,986         220,564         36,278        52,191
   Unit value of accumulation units                $     6.54     $      7.04     $     6.94    $     9.71
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                      62,800         126,223         17,217        45,510
   Unit value of accumulation units                $     6.44     $      6.95     $     6.93    $     9.56
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                          --              --             --            --
   Unit value of accumulation units                $       --     $        --     $       --    $       --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                   Money                  Short Term       Small
                                                  Market        REIT         Income     Cap Growth
                                                   Fund         Fund          Fund          Fund
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                                ----------   ----------   -----------   -----------
Assets:
   Investments in shares of Trusts, at net
      asset value                               $2,981,664   $1,906,647    $3,414,443    $1,014,607
   Dividend receivable                                 379            0             0             0
                                                ----------   ----------    ----------    ----------
Total assets:                                    2,982,043    1,906,647     3,414,443     1,014,607
Liabilities:                                             0            0             0             0
                                                ----------   ----------    ----------    ----------
Net assets:                                     $2,982,043   $1,906,647    $3,414,443    $1,014,607
                                                ==========   ==========    ==========    ==========
   Accumulation units                           $2,982,043   $1,906,647    $3,414,443    $1,014,607
   Contracts in payout (annuitization) period            0            0             0             0
                                                ----------   ----------    ----------    ----------
      Total net assets:                         $2,982,043   $1,906,647    $3,414,443    $1,014,607
                                                ==========   ==========    ==========    ==========
Accumulation units outstanding:                    516,499       98,742       522,934       164,817
                                                ==========   ==========    ==========    ==========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                  346,027       83,465       456,326       115,071
   Unit value of accumulation units             $     5.79   $    19.37    $     6.54    $     6.18
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                  124,159       11,983        48,596        26,217
   Unit value of accumulation units             $     5.75   $    19.08    $     6.50    $     6.13
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                   46,313        3,294        18,012        23,529
   Unit value of accumulation units             $     5.69   $    18.59    $     6.42    $     6.08
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                       --           --            --            --
   Unit value of accumulation units             $       --   $       --    $       --    $       --

                                                   Small     Strategic          U.S.        West Coast
                                                Cap Value      Growth        Government        Equity
                                                   Fund      Portfolio    Securities Fund       Fund
                                                (Class 2)    (Class 2)       (Class 2)       (Class 2)
                                                ---------   -----------   ---------------   -----------
Assets:
   Investments in shares of Trusts, at net
      asset value                                $226,247   $26,679,730      $5,186,897     $12,892,285
   Dividend receivable                                  0             0               0               0
                                                 --------   -----------      ----------     -----------
Total assets:                                     226,247    26,679,730       5,186,897      12,892,285
Liabilities:                                            0             0               0               0
                                                 --------   -----------      ----------     -----------
Net assets:                                      $226,247   $26,679,730      $5,186,897     $12,892,285
                                                 ========   ===========      ==========     ===========
   Accumulation units                            $226,247   $26,679,730      $5,186,897     $12,892,285
   Contracts in payout (annuitization) period           0             0               0               0
                                                 --------   -----------      ----------     -----------
      Total net assets:                          $226,247   $26,679,730      $5,186,897     $12,892,285
                                                 ========   ===========      ==========     ===========
Accumulation units outstanding:                    22,265     2,434,392         798,770       1,115,397
                                                 ========   ===========      ==========     ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                      --       424,771              --              --
   Unit value of accumulation units              $     --   $     11.03      $       --     $        --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                  19,366     1,172,911         604,819         886,234
   Unit value of accumulation units              $  10.17   $     10.98      $     6.51     $     11.58
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   2,170       693,224         144,610         155,276
   Unit value of accumulation units              $  10.14   $     10.91      $     6.47     $     11.50
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                      --        27,529              --              --
   Unit value of accumulation units              $     --   $     10.87      $       --     $        --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                     729       115,957          49,341          73,887
   Unit value of accumulation units              $  10.03   $     10.79      $     6.39     $     11.36
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                      --            --              --              --
   Unit value of accumulation units              $     --   $        --      $       --     $        --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in Polaris America product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)


                                                    Columbia          Columbia          Columbia
                                                     Asset             Large             Small            Columbia
                                                   Allocation        Cap Value          Company          High Yield
                                                     Fund,             Fund,          Growth Fund,         Fund,
                                                Variable Series   Variable Series   Variable Series   Variable Series
                                                   (Class A)         (Class A)         (Class A)         (Class A)
                                                ---------------   ---------------   ---------------   ---------------
Assets:
   Investments in shares of Trusts,
       at net asset value                          $1,352,063        $7,113,184        $3,782,733       $29,006,142
   Dividend receivable                                      0                 0                 0                 0
                                                   ----------        ----------        ----------       -----------
Total assets:                                       1,352,063         7,113,184         3,782,733        29,006,142
Liabilities:                                                0                 0                 0                 0
                                                   ----------        ----------        ----------       -----------
Net assets:                                        $1,352,063        $7,113,184        $3,782,733       $29,006,142
                                                   ==========        ==========        ==========       ===========
   Accumulation units                              $1,352,063        $7,113,184        $3,782,733       $28,996,405
   Contracts in payout (annuitization) period               0                 0                 0             9,737
                                                   ----------        ----------        ----------       -----------
        Total net assets:                          $1,352,063        $7,113,184        $3,782,733       $29,006,142
                                                   ==========        ==========        ==========       ===========
Accumulation units outstanding:                       125,801           581,954           335,948         1,917,848
                                                   ==========        ==========        ==========       ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units                $       --        $       --        $       --       $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units                $       --        $       --        $       --       $        --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units                $       --        $       --        $       --       $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                      58,070           414,899           109,408           266,210
   Unit value of accumulation units                $    10.76        $    12.25        $    11.29       $     15.23
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units                $       --        $       --        $       --       $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                      53,638            93,543           162,990           171,138
   Unit value of accumulation units                $    10.76        $    12.25        $    11.29       $     15.23
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                          --                --                --           665,824
   Unit value of accumulation units                $       --        $       --        $       --       $     15.17
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units                $       --        $       --        $       --       $        --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units                $       --        $       --        $       --       $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units                $       --        $       --        $       --       $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units                $       --        $       --        $       --       $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                          --                --                --           644,872
   Unit value of accumulation units                $       --        $       --        $       --       $     15.05
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                         155            17,212             5,054            14,491
   Unit value of accumulation units                $    10.63        $    12.07        $    11.13       $     15.03
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units                $       --        $       --        $       --       $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                      13,938            56,300            58,496            72,944
   Unit value of accumulation units                $    10.63        $    12.07        $    11.13       $     15.03
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units                $       --        $       --        $       --       $        --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units                $       --        $       --        $       --       $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                          --                --                --            82,349
   Unit value of accumulation units                $       --        $       --        $       --       $     14.88
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                          --                --                --                20
   Unit value of accumulation units                $       --        $       --        $       --       $     15.03
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units                $       --        $       --        $       --       $        --

                                                                                                          Columbia
                                                    Columbia          Columbia          Columbia           Marsico
                                                    Marsico           Marsico           Marsico         International
                                                    Focused            Growth         21st Century      Opportunities
                                                 Equities Fund,        Fund,             Fund,              Fund,
                                                Variable Series   Variable Series   Variable Series   Variable Series
                                                   (Class A)         (Class A)         (Class A)         (Class B)
                                                ---------------   ---------------   ---------------   ----------------
Assets:
   Investments in shares of Trusts,
       at net asset value                         $69,810,260        $6,365,397        $1,841,937        $7,305,906
   Dividend receivable                                      0                 0                 0                 0
                                                  -----------        ----------        ----------        ----------
Total assets:                                      69,810,260         6,365,397         1,841,937         7,305,906
Liabilities:                                                0                 0                 0                 0
                                                  -----------        ----------        ----------        ----------
Net assets:                                       $69,810,260        $6,365,397        $1,841,937        $7,305,906
                                                  ===========        ==========        ==========        ==========
   Accumulation units                             $69,794,090        $6,365,397        $1,841,937        $7,305,906
   Contracts in payout (annuitization) period          16,170                 0                 0                 0
                                                  -----------        ----------        ----------        ----------
        Total net assets:                         $69,810,260        $6,365,397        $1,841,937        $7,305,906
                                                  ===========        ==========        ==========        ==========
Accumulation units outstanding:                     6,363,041           641,032           126,884           414,574
                                                  ===========        ==========        ==========        ==========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units               $        --        $       --        $       --        $       --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units               $        --        $       --        $       --        $       --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units               $        --        $       --        $       --        $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                     768,664           358,880            50,357           307,961
   Unit value of accumulation units               $     10.98        $     9.95        $    14.55        $    17.64
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units               $        --        $       --        $       --        $       --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                     347,140           198,319            54,371            67,629
   Unit value of accumulation units               $     10.98        $     9.95        $    14.55        $    17.64
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                   2,316,145                --                --                --
   Unit value of accumulation units               $     11.02        $       --        $       --        $       --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units               $        --        $       --        $       --        $       --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units               $        --        $       --        $       --        $       --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units               $        --        $       --        $       --        $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units               $        --        $       --        $       --        $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                   2,532,358                --                --                --
   Unit value of accumulation units               $     10.94        $       --        $       --        $       --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                      33,657            25,643             1,193            12,355
   Unit value of accumulation units               $     10.83        $     9.81        $    14.36        $    17.44
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units               $        --        $       --        $       --        $       --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                     110,821            58,190            20,963            26,629
   Unit value of accumulation units               $     10.83        $     9.81        $    14.36        $    17.44
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units               $        --        $       --        $       --        $       --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units               $        --        $       --        $       --        $       --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                     254,228                --                --                --
   Unit value of accumulation units               $     10.82        $       --        $       --        $       --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                          28                --                --                --
   Unit value of accumulation units               $     10.83        $       --        $       --        $       --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                          --                --                --                --
   Unit value of accumulation units               $        --        $       --        $       --        $       --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                    Columbia
                                                     Mid Cap
                                                     Growth           Asset         Global
                                                      Fund,        Allocation       Growth         Growth
                                                Variable Series        Fund          Fund            Fund
                                                    (Class A)       (Class 2)      (Class 2)      (Class 2)
                                                ---------------   ------------   ------------   ------------
Assets:
   Investments in shares of Trusts,
       at net asset value                          $2,071,132     $141,959,333   $450,921,040   $716,379,884
   Dividend receivable                                      0                0              0              0
                                                   ----------     ------------   ------------   ------------
Total assets:                                       2,071,132      141,959,333    450,921,040    716,379,884
Liabilities:                                                0                0              0              0
                                                   ----------     ------------   ------------   ------------
Net assets:                                        $2,071,132     $141,959,333   $450,921,040   $716,379,884
                                                   ==========     ============   ============   ============
   Accumulation units                              $2,071,132     $141,868,437   $450,760,329   $716,198,563
   Contracts in payout (annuitization) period               0           90,896        160,711        181,321
                                                   ----------     ------------   ------------   ------------
        Total net assets:                          $2,071,132     $141,959,333   $450,921,040   $716,379,884
                                                   ==========     ============   ============   ============
Accumulation units outstanding:                       229,744        9,282,042     22,380,230     37,901,774
                                                   ==========     ============   ============   ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                          --               --             --             --
   Unit value of accumulation units                $       --     $         --   $         --   $         --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                          --               --             --             --
   Unit value of accumulation units                $       --     $         --   $         --   $         --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                          --               --             --             --
   Unit value of accumulation units                $       --     $         --   $         --   $         --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                      76,077           33,543      7,419,742     12,741,350
   Unit value of accumulation units                $     9.19     $      15.30   $      20.19   $      18.94
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                          --        8,776,364      7,481,149     12,724,016
   Unit value of accumulation units                $       --     $      15.30   $      20.19   $      18.94
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                      99,061               --             --             --
   Unit value of accumulation units                $     9.19     $         --   $         --   $         --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                          --               --      2,596,477      3,977,672
   Unit value of accumulation units                $       --     $         --   $      20.19   $      18.94
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                          --               --             --             --
   Unit value of accumulation units                $       --     $         --   $         --   $         --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                          --               --             --             --
   Unit value of accumulation units                $       --     $         --   $         --   $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                          --               --             --             --
   Unit value of accumulation units                $       --     $         --   $         --   $         --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                          --               --             --             --
   Unit value of accumulation units                $       --     $         --   $         --   $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                          --               --      3,607,943      6,133,841
   Unit value of accumulation units                $       --     $         --   $      20.03   $      18.79
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                       1,029            4,238        763,267      1,260,072
   Unit value of accumulation units                $     8.45     $      15.15   $      19.98   $      18.75
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                          --          467,897        244,787        408,376
   Unit value of accumulation units                $       --     $      15.15   $      19.98   $      18.75
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                      53,577               --             --             --
   Unit value of accumulation units                $     8.45     $         --   $         --   $         --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                          --               --             --             --
   Unit value of accumulation units                $       --     $         --   $         --   $         --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                          --               --             --             --
   Unit value of accumulation units                $       --     $         --   $         --   $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                          --               --        266,865        656,447
   Unit value of accumulation units                $       --     $         --   $      19.82   $      18.60
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                          --               --             --             --
   Unit value of accumulation units                $       --     $         --   $         --   $         --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                          --               --             --             --
   Unit value of accumulation units                $       --     $         --   $         --   $         --



                                                   Growth         Asset          Cash
                                                   Income       Allocation    Management      Growth
                                                     Fund          Fund          Fund          Fund
                                                  (Class 2)     (Class 3)     (Class 3)      (Class 3)
                                                ------------   -----------   -----------   ------------
Assets:
   Investments in shares of Trusts,
       at net asset value                       $714,060,879   $75,421,416   $17,196,302   $444,988,318
   Dividend receivable                                     0             0             0              0
                                                ------------   -----------   -----------   ------------
Total assets:                                    714,060,879    75,421,416    17,196,302    444,988,318
Liabilities:                                               0             0             0              0
                                                ------------   -----------   -----------   ------------
Net assets:                                     $714,060,879   $75,421,416   $17,196,302   $444,988,318
                                                ============   ===========   ===========   ============
   Accumulation units                           $713,776,702   $74,133,897   $16,532,363   $432,412,471
   Contracts in payout (annuitization) period        284,177     1,287,519       663,939     12,575,847
                                                ------------   -----------   -----------   ------------
        Total net assets:                       $714,060,879   $75,421,416   $17,196,302   $444,988,318
                                                ============   ===========   ===========   ============
Accumulation units outstanding:                   41,300,295     1,671,883       797,491      2,606,606
                                                ============   ===========   ===========   ============
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                         --            --            --             --
   Unit value of accumulation units             $         --   $        --   $        --   $         --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --     1,604,582       786,338      2,518,903
   Unit value of accumulation units             $         --   $     45.13   $     21.57   $     170.77
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                         --        67,301        11,153         87,703
   Unit value of accumulation units             $         --   $     44.73   $     21.37   $     169.25
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                 13,299,029            --            --             --
   Unit value of accumulation units             $      17.33   $        --   $        --   $         --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                 15,507,397            --            --             --
   Unit value of accumulation units             $      17.33   $        --   $        --   $         --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --            --            --             --
   Unit value of accumulation units             $         --   $        --   $        --   $         --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                  3,697,591            --            --             --
   Unit value of accumulation units             $      17.33   $        --   $        --   $         --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         --            --            --             --
   Unit value of accumulation units             $         --   $        --   $        --   $         --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --            --            --             --
   Unit value of accumulation units             $         --   $        --   $        --   $         --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         --            --            --             --
   Unit value of accumulation units             $         --   $        --   $        --   $         --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --            --            --             --
   Unit value of accumulation units             $         --   $        --   $        --   $         --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                  6,182,400            --            --             --
   Unit value of accumulation units             $      17.18   $        --   $        --   $         --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                  1,395,814            --            --             --
   Unit value of accumulation units             $      17.15   $        --   $        --   $         --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                    596,304            --            --             --
   Unit value of accumulation units             $      17.15   $        --   $        --   $         --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --            --            --             --
   Unit value of accumulation units             $         --   $        --   $        --   $         --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                         --            --            --             --
   Unit value of accumulation units             $         --   $        --   $        --   $         --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --            --            --             --
   Unit value of accumulation units             $         --   $        --   $        --   $         --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                    621,760            --            --             --
   Unit value of accumulation units             $      17.01   $        --   $        --   $         --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         --            --            --             --
   Unit value of accumulation units             $         --   $        --   $        --   $         --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         --            --            --             --
   Unit value of accumulation units             $         --   $        --   $        --   $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                                                U.S.
                                                                                            Government/
                                                   Growth-     High-Income                    AAA-Rated
                                                   Income          Bond     International    Securities
                                                    Fund           Fund          Fund           Fund
                                                  (Class 3)     (Class 3)     (Class 3)      (Class 3)
                                                ------------   -----------   ------------   -----------
Assets:
   Investments in shares of Trusts, at net
      asset value                               $451,624,266   $34,949,124   $115,605,735   $31,628,243
   Dividend receivable                                     0             0              0             0
                                                ------------   -----------   ------------   -----------
Total assets:                                    451,624,266    34,949,124    115,605,735    31,628,243
Liabilities:                                               0             0              0             0
                                                ------------   -----------   ------------   -----------
Net assets:                                     $451,624,266   $34,949,124   $115,605,735   $31,628,243
                                                ============   ===========   ============   ===========
   Accumulation units                           $437,514,045   $33,397,074   $114,069,632   $30,141,222
   Contracts in payout (annuitization) period     14,110,221     1,552,050      1,536,103     1,487,021
                                                ------------   -----------   ------------   -----------
      Total net assets:                         $451,624,266   $34,949,124   $115,605,735   $31,628,243
                                                ============   ===========   ============   ===========
Accumulation units outstanding:                    3,582,742       528,645      2,468,378       993,305
                                                ============   ===========   ============   ===========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                  3,450,399       516,931      2,396,443       967,772
   Unit value of accumulation units             $     126.10   $     66.12   $      46.85   $     31.85
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                    132,343        11,714         71,935        25,533
   Unit value of accumulation units             $     124.98   $     65.54   $      46.43   $     31.56
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         --            --             --            --
   Unit value of accumulation units             $         --   $        --   $         --   $        --



                                                   Growth        Mid Cap           BB&T
                                                 and Income       Value      Capital Manager        BB&T
                                                  Portfolio     Portfolio       Equity VIF     Large Cap VIF
                                                 (Class VC)     (Class VC)      Portfolio        Portfolio
                                                ------------   -----------   ---------------   -------------
Assets:
   Investments in shares of Trusts, at net
      asset value                               $225,384,569   $96,673,132      $2,887,576      $1,148,509
   Dividend receivable                                     0             0               0               0
                                                ------------   -----------      ----------      ----------
Total assets:                                    225,384,569    96,673,132       2,887,576       1,148,509
Liabilities:                                               0             0               0               0
                                                ------------   -----------      ----------      ----------
Net assets:                                     $225,384,569   $96,673,132      $2,887,576      $1,148,509
                                                ============   ===========      ==========      ==========
   Accumulation units                           $225,259,090   $96,573,735      $2,887,576      $1,148,509
   Contracts in payout (annuitization) period        125,479        99,397               0               0
                                                ------------   -----------      ----------      ----------
      Total net assets:                         $225,384,569   $96,673,132      $2,887,576      $1,148,509
                                                ============   ===========      ==========      ==========
Accumulation units outstanding:                   17,209,685     6,957,700         258,851          98,808
                                                ============   ===========      ==========      ==========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                        404            --              --              --
   Unit value of accumulation units             $      10.12   $        --      $       --      $       --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                         --            --              --              --
   Unit value of accumulation units             $         --   $        --      $       --      $       --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                         30            --              --              --
   Unit value of accumulation units             $      10.12   $        --      $       --      $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  5,166,358             1          84,097          61,239
   Unit value of accumulation units             $      13.13   $     13.90      $    11.17      $    11.69
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                  7,908,534     6,610,378              --              --
   Unit value of accumulation units             $      13.13   $     13.90      $       --      $       --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                         --            --              --              --
   Unit value of accumulation units             $         --   $        --      $       --      $       --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                  1,058,957            --         153,805          11,177
   Unit value of accumulation units             $      13.13   $        --      $    11.17      $    11.69
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                         32            --              --              --
   Unit value of accumulation units             $      10.13   $        --      $       --      $       --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                         --            --              --              --
   Unit value of accumulation units             $         --   $        --      $       --      $       --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                         30            --              --              --
   Unit value of accumulation units             $      10.12   $        --      $       --      $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                         --            --              --              --
   Unit value of accumulation units             $         --   $        --      $       --      $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                  1,822,104            --          20,862          26,306
   Unit value of accumulation units             $      12.97   $        --      $    11.01      $    11.44
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                    489,731            --              30              30
   Unit value of accumulation units             $      12.97   $        --      $    11.10      $    11.63
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                    588,966       347,321              --              --
   Unit value of accumulation units             $      12.97   $     13.75      $       --      $       --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                         --            --              --              --
   Unit value of accumulation units             $         --   $        --      $       --      $       --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                      1,536            --              --              --
   Unit value of accumulation units             $      10.12   $        --      $       --      $       --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                         --            --              --              --
   Unit value of accumulation units             $         --   $        --      $       --      $       --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                    172,949            --              30              30
   Unit value of accumulation units             $      12.78   $        --      $    10.94      $    11.38
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                         23            --              27              26
   Unit value of accumulation units             $      12.97   $        --      $    11.10      $    11.63
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                         31            --              --              --
   Unit value of accumulation units             $      10.12   $        --      $       --      $       --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                               BB&T
                                                   BB&T         BB&T         Special          BB&T
                                                 Large Cap     Mid Cap    Opportunities   Total Return
                                                Growth VIF   Growth VIF     Equity VIF      Bond VIF
                                                 Portfolio    Portfolio     Portfolio       Portfolio
                                                ----------   ----------   -------------   ------------
Assets:
   Investments in shares of Trusts, at net
      asset value                                $197,680    $1,727,701     $2,347,915     $2,254,811
   Dividend receivable                                  0             0              0              0
                                                 --------    ----------     ----------     ----------
Total assets:                                     197,680     1,727,701      2,347,915      2,254,811
Liabilities:                                            0             0              0              0
                                                 --------    ----------     ----------     ----------
Net assets:                                      $197,680    $1,727,701     $2,347,915     $2,254,811
                                                 ========    ==========     ==========     ==========
   Accumulation units                            $197,680    $1,727,701     $2,347,915     $2,254,811
   Contracts in payout (annuitization) period           0             0              0              0
                                                 --------    ----------     ----------     ----------
      Total net assets:                          $197,680    $1,727,701     $2,347,915     $2,254,811
                                                 ========    ==========     ==========     ==========
Accumulation units outstanding:                    19,456       168,240        200,230        221,845
                                                 ========    ==========     ==========     ==========
Contracts With Total Expenses of 1.15%:
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --
Contracts With Total Expenses of 1.30%:
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --
Contracts With Total Expenses of 1.40%:
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  14,006        70,852        124,750         92,225
   Unit value of accumulation units              $  10.17    $    10.28     $    11.73     $    10.16
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --
Contracts With Total Expenses of 1.52% (3):
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --
Contracts With Total Expenses of 1.52% (4):
   Accumulation units outstanding                   4,146        28,019         26,233        109,930
   Unit value of accumulation units              $  10.17    $    10.28     $    11.73     $    10.16
Contracts With Total Expenses of 1.55% (5):
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --
Contracts With Total Expenses of 1.55% (6):
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --
Contracts With Total Expenses of 1.65%:
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                   1,213        67,706         47,694         18,175
   Unit value of accumulation units              $  10.00    $    10.25     $    11.72     $    10.23
Contracts With Total Expenses of 1.77% (1):
   Accumulation units outstanding                      30         1,604          1,497          1,455
   Unit value of accumulation units              $  10.12    $    10.24     $    11.68     $    10.13
Contracts With Total Expenses of 1.77% (2):
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --
Contracts With Total Expenses of 1.77% (3):
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --
Contracts With Total Expenses of 1.80%:
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --
Contracts With Total Expenses of 1.95%:
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --
Contracts With Total Expenses of 1.97% (4):
   Accumulation units outstanding                      31            30             30             30
   Unit value of accumulation units              $   9.91    $    10.20     $    11.66     $    10.10
Contracts With Total Expenses of 2.02%:
   Accumulation units outstanding                      30            29             26             30
   Unit value of accumulation units              $  10.12    $    10.24     $    11.68     $    10.13
Contracts With Total Expenses of 2.05%:
   Accumulation units outstanding                      --            --             --             --
   Unit value of accumulation units              $     --    $       --     $       --     $       --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in WM Diversified Strategies and Polaris Choice III products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2006
                                   (Unaudited)

                                                                                    Net Asset
                                                                                      Value       Net Asset
Variable Accounts                                                        Shares     Per Share       Value            Cost
-----------------                                                      ----------   ---------   --------------   ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                                18,294,124     $15.37    $  281,211,226   $253,140,815
   Capital Appreciation Portfolio (Class 1)                            17,489,820      38.33       670,344,857    654,391,885
   Government and Quality Bond Portfolio (Class 1)                     18,664,814      14.56       271,789,194    277,278,658
   Growth Portfolio (Class 1)                                          10,689,244      26.92       287,756,524    308,933,310
   Natural Resources Portfolio (Class 1)                                3,748,955      46.38       173,882,073    101,353,136
   Asset Allocation Portfolio (Class 2)                                 1,123,885      15.35        17,253,534     15,197,181
   Capital Appreciation Portfolio (Class 2)                             3,167,260      38.13       120,783,121     87,760,743
   Government and Quality Bond Portfolio (Class 2)                      8,023,580      14.56       116,813,446    122,263,983
   Growth Portfolio (Class 2)                                           2,739,693      26.90        73,704,884     64,308,974
   Natural Resources Portfolio (Class 2)                                  773,783      46.28        35,810,636     24,654,245
   Asset Allocation Portfolio (Class 3)                                 1,657,747      15.33        25,417,338     24,109,393
   Capital Appreciation Portfolio (Class 3)                             9,299,413      38.03       353,670,765    297,472,614
   Government and Quality Bond Portfolio (Class 3)                     25,215,613      14.54       366,646,463    379,666,846
   Growth Portfolio (Class 3)                                           6,656,896      26.87       178,851,542    171,578,031
   Natural Resources Portfolio (Class 3)                                2,089,190      46.19        96,509,479     84,002,365

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                                8,531,767     $11.46    $   97,759,986   $102,735,079
   Alliance Growth Portfolio (Class 1)                                 24,946,265      21.23       529,607,057    648,029,227
   Blue Chip Growth Portfolio (Class 1)                                 2,596,938       6.66        17,300,820     16,789,588
   Cash Management Portfolio (Class 1)                                 13,707,602      11.25       154,171,746    150,240,746
   Corporate Bond Portfolio (Class 1)                                  13,211,589      12.10       159,832,960    151,128,204
   Davis Venture Value Portfolio (Class 1)                             44,066,787      30.57     1,346,932,819    974,536,625
   "Dogs" of Wall Street Portfolio (Class 1)                            4,754,177      11.52        54,769,490     45,297,835
   Emerging Markets Portfolio (Class 1)                                 6,330,997      17.57       111,242,889     58,550,938
   Federated American Leaders Portfolio (Class 1)                       5,929,205      18.16       107,649,092     89,138,176
   Global Bond Portfolio (Class 1)                                      5,763,231      11.94        68,805,542     64,116,067
   Global Equities Portfolio (Class 1)                                 11,318,113      14.95       169,201,589    144,412,940
   Goldman Sachs Research Portfolio (Class 1)                           1,567,221       8.43        13,216,282     11,413,605
   Growth-Income Portfolio (Class 1)                                   17,777,622      25.93       461,058,921    416,668,885
   Growth Opportunities Portfolio (Class 1)                             3,521,308       5.86        20,650,486     20,051,829
   High-Yield Bond Portfolio (Class 1)                                 23,321,484       7.83       182,639,728    164,358,616
   International Diversified Equities Portfolio (Class 1)              14,566,283       9.86       143,616,240    113,334,421
   International Growth & Income Portfolio (Class 1)                   13,890,915      15.58       216,400,633    140,047,649
   Marsico Growth Portfolio (Class 1)                                   5,049,687      12.22        61,728,662     48,257,493
   MFS Massachusetts Investors Trust Portfolio (Class 1)               11,015,802      13.34       146,922,075    139,415,132
   MFS Mid-Cap Growth Portfolio (Class 1)                              10,857,793       8.92        96,880,272    122,260,759
   MFS Total Return Portfolio (Class 1)                                23,883,018      18.12       432,684,742    364,447,451
   Putnam Growth: Voyager Portfolio (Class 1)                           8,226,962      15.19       124,927,382    162,394,463
   Real Estate Portfolio (Class 1)                                      5,897,125      24.71       145,738,977     80,248,172
   SunAmerica Balanced Portfolio (Class 1)                              8,121,837      14.69       119,326,941    135,246,705
   Technology Portfolio (Class 1)                                       6,680,649       2.56        17,102,736     18,426,582
   Telecom Utility Portfolio (Class 1)                                  3,572,789      10.23        36,549,950     35,800,071
   Worldwide High Income Portfolio (Class 1)                            6,691,137       7.96        53,232,148     56,414,360
   Aggressive Growth Portfolio (Class 2)                                1,012,469      11.39        11,533,934      9,146,757
   Alliance Growth Portfolio (Class 2)                                  2,975,189      21.18        63,019,331     51,262,620
   Blue Chip Growth Portfolio (Class 2)                                 1,455,190       6.65         9,677,791      8,426,716
   Cash Management Portfolio (Class 2)                                  4,373,033      11.22        49,054,541     47,618,107
   Corporate Bond Portfolio (Class 2)                                   4,150,457      12.07        50,085,700     47,940,219
   Davis Venture Value Portfolio (Class 2)                              6,465,574      30.49       197,117,951    135,057,443
   "Dogs" of Wall Street Portfolio (Class 2)                            1,525,381      11.49        17,532,710     14,145,282
   Emerging Markets Portfolio (Class 2)                                 1,224,822      17.51        21,441,210     13,732,790
   Federated American Leaders Portfolio (Class 2)                         969,256      18.11        17,551,687     13,523,995
   Foreign Value Portfolio (Class 2)                                    3,894,178      18.43        71,753,542     48,225,503
   Global Bond Portfolio (Class 2)                                      1,367,448      11.87        16,237,157     15,506,437
   Global Equities Portfolio (Class 2)                                  1,091,147      14.88        16,238,228     11,820,194
   Goldman Sachs Research Portfolio (Class 2)                             665,609       8.38         5,576,368      3,985,334
   Growth-Income Portfolio (Class 2)                                    1,262,557      25.88        32,670,398     25,592,611
   Growth Opportunities Portfolio (Class 2)                             1,409,871       5.82         8,199,975      7,108,850
   High-Yield Bond Portfolio (Class 2)                                  4,876,803       7.81        38,081,946     32,817,407
   International Diversified Equities Portfolio (Class 2)               5,638,652       9.80        55,245,962     38,183,583
   International Growth & Income Portfolio (Class 2)                    2,293,153      15.59        35,759,372     21,928,421
   Marsico Growth Portfolio (Class 2)                                   3,453,695      12.14        41,929,288     31,255,735
   MFS Massachusetts Investors Trust Portfolio (Class 2)                1,915,090      13.32        25,504,229     18,992,343
   MFS Mid-Cap Growth Portfolio (Class 2)                               4,558,424       8.85        40,349,286     35,242,574
   MFS Total Return Portfolio (Class 2)                                 7,353,930      18.07       132,920,433    112,644,370
   Putnam Growth: Voyager Portfolio (Class 2)                             470,568      15.15         7,127,232      6,244,973
   Real Estate Portfolio (Class 2)                                      1,464,040      24.62        36,048,757     22,211,475
   Small & Mid Cap Value Portfolio (Class 2)                            2,684,619      17.50        46,984,140     36,754,818
   SunAmerica Balanced Portfolio (Class 2)                              1,213,710      14.66        17,790,997     15,819,235
   Technology Portfolio (Class 2)                                       3,127,620       2.54         7,953,600      7,661,755
   Telecom Utility Portfolio (Class 2)                                    443,971      10.21         4,532,556      3,887,716
   Worldwide High Income Portfolio (Class 2)                              871,411       7.92         6,901,128      6,381,971
   Aggressive Growth Portfolio (Class 3)                                1,093,244      11.34        12,402,030     11,216,328
   Alliance Growth Portfolio (Class 3)                                  7,471,939      21.14       157,951,030    140,339,184
   American Funds Asset Allocation SAST Portfolio (Class 3)                 6,575       9.98            65,654         65,165
   American Funds Global Growth SAST Portfolio (Class 3)                   15,909      10.08           160,433        158,984
   American Funds Growth SAST Portfolio (Class 3)                          13,747       9.96           136,944        135,975
   American Funds Growth-Income SAST Portfolio (Class 3)                   12,007      10.19           122,377        120,375
   Blue Chip Growth Portfolio (Class 3)                                 1,510,705       6.63        10,021,962      9,239,603
   Cash Management Portfolio (Class 3)                                 15,460,049      11.20       173,078,406    168,501,656
   Corporate Bond Portfolio (Class 3)                                  16,085,159      12.04       193,700,471    189,596,288
   Davis Venture Value Portfolio (Class 3)                             15,858,176      30.42       482,447,462    400,898,984
   "Dogs" of Wall Street Portfolio (Class 3)                            1,483,796      11.47        17,023,543     14,994,147
   Emerging Markets Portfolio (Class 3)                                 3,160,416      17.47        55,205,719     45,845,637
   Federated American Leaders Portfolio (Class 3)                       3,126,634      18.07        56,502,218     48,990,442
   Foreign Value Portfolio (Class 3)                                   19,600,807      18.40       360,744,164    273,387,057
   Global Bond Portfolio (Class 3)                                      3,485,897      11.84        41,262,758     40,376,286
   Global Equities Portfolio (Class 3)                                  1,556,344      14.84        23,096,520     19,126,033
   Goldman Sachs Research Portfolio (Class 3)                             288,901       8.35         2,412,743      2,135,880
   Growth-Income Portfolio (Class 3)                                      775,075      25.82        20,015,370     17,101,904
   Growth Opportunities Portfolio (Class 3)                             3,593,239       5.79        20,815,777     20,300,266
   High-Yield Bond Portfolio (Class 3)                                  9,397,426       7.79        73,249,571     67,285,872
   International Diversified Equities Portfolio (Class 3)              22,526,681       9.78       220,305,944    171,653,361
   International Growth & Income Portfolio (Class 3)                    5,533,764      15.57        86,146,348     68,198,205

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2006
                                   (Unaudited)

                                                                                    Net Asset
                                                                                      Value       Net Asset
Variable Accounts                                                        Shares     Per Share       Value            Cost
-----------------                                                      ----------   ---------   --------------   ------------
SUNAMERICA SERIES TRUST (continued):
   Marsico Growth Portfolio (Class 3)                                   2,740,981     $12.09    $   33,148,760   $ 28,136,872
   MFS Massachusetts Investors Trust Portfolio (Class 3)                3,922,159      13.29        52,131,877     42,047,939
   MFS Mid-Cap Growth Portfolio (Class 3)                               8,033,137       8.82        70,818,250     65,434,434
   MFS Total Return Portfolio (Class 3)                                13,783,431      18.04       248,676,339    228,961,645
   Putnam Growth: Voyager Portfolio (Class 3)                             307,180      15.10         4,639,028      4,324,512
   Real Estate Portfolio (Class 3)                                      3,412,693      24.56        83,829,421     65,945,866
   Small & Mid Cap Value Portfolio (Class 3)                           12,672,383      17.46       221,274,279    191,474,620
   Small Company Value Portfolio (Class 3)                                631,182      17.16        10,828,288     10,753,140
   SunAmerica Balanced Portfolio (Class 3)                                971,903      14.63        14,219,912     13,016,685
   Technology Portfolio (Class 3)                                       4,593,448       2.53        11,636,816     11,483,628
   Telecom Utility Portfolio (Class 3)                                     63,407      10.19           646,033        604,100
   Worldwide High Income Portfolio (Class 3)                              200,021       7.90         1,580,235      1,516,848

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Comstock Portfolio                                                  25,692,325     $13.87    $  356,352,544   $305,872,650
   Strategic Growth Portfolio                                             973,574      26.97        26,257,293     23,351,300
   Growth and Income Portfolio                                         21,641,278      20.63       446,459,569    378,116,131

WM VARIABLE TRUST:
   Balanced Portfolio (Class 1)                                        10,278,554     $17.22    $  176,996,691   $146,954,127
   Conservative Balanced Portfolio (Class 1)                            1,378,425      12.26        16,899,489     15,055,906
   Conservative Growth Portfolio (Class 1)                              4,156,728      18.56        77,148,866     59,551,613
   Equity Income Fund (Class 1)                                         2,854,266      18.16        51,833,463     43,752,725
   Flexible Income Portfolio (Class 1)                                  2,325,752      14.03        32,630,302     30,559,616
   Growth Fund (Class 1)                                                  108,294      13.97         1,512,873      1,247,572
   Growth & Income Fund (Class 1)                                         449,037      19.31         8,670,911      7,020,419
   Income Fund (Class 1)                                                1,323,293      10.40        13,762,246     14,079,667
   International Growth Fund (Class 1)                                    168,362      15.95         2,685,371      2,392,380
   Mid Cap Stock Fund (Class 1)                                           407,309      16.28         6,630,986      5,929,917
   Money Market Fund (Class 1)                                          3,785,818       1.00         3,785,818      3,785,818
   REIT Fund (Class 1)                                                     85,804      18.70         1,604,539      1,434,316
   Short Term Income Fund (Class 1)                                     1,399,775       2.49         3,485,440      3,617,052
   Small Cap Growth Fund (Class 1)                                        179,625       9.44         1,695,656      1,499,885
   Small Cap Value Fund (Class 1)                                          14,860      11.32           168,212        178,649
   Strategic Growth Portfolio (Class 1)                                 1,101,526      20.68        22,779,559     17,602,911
   U.S. Government Securities Fund (Class 1)                            1,181,582      10.29        12,158,478     12,677,792
   West Coast Equity Fund (Class 1)                                     1,169,067      22.57        26,385,840     21,668,820
   Balanced Portfolio (Class 2)                                         9,643,758      17.11       165,004,705    142,736,041
   Conservative Balanced Portfolio (Class 2)                            1,949,798      12.17        23,729,042     22,166,262
   Conservative Growth Portfolio (Class 2)                              3,982,129      18.44        73,430,457     62,332,480
   Equity Income Fund (Class 2)                                         2,545,022      18.03        45,886,739     40,415,444
   Flexible Income Portfolio (Class 2)                                  4,168,377      13.94        58,107,181     55,814,057
   Growth Fund (Class 2)                                                   70,973      13.86           983,693        823,804
   Growth & Income Fund (Class 2)                                         182,231      19.21         3,500,665      3,019,917
   Income Fund (Class 2)                                                1,581,090      10.34        16,348,475     16,916,847
   International Growth Fund (Class 2)                                    245,028      15.83         3,878,793      3,645,241
   Mid Cap Stock Fund (Class 2)                                           212,013      16.17         3,428,252      3,174,330
   Money Market Fund (Class 2)                                          2,981,664       1.00         2,981,664      2,981,664
   REIT Fund (Class 2)                                                    102,729      18.56         1,906,647      1,775,178
   Short Term Income Fund (Class 2)                                     1,376,792       2.48         3,414,443      3,550,185
   Small Cap Growth Fund (Class 2)                                        108,980       9.31         1,014,607        965,566
   Small Cap Value Fund (Class 2)                                          20,057      11.28           226,247        237,533
   Strategic Growth Portfolio (Class 2)                                 1,296,391      20.58        26,679,730     22,934,986
   U.S. Government Securities Fund (Class 2)                              504,562      10.28         5,186,897      5,401,671
   West Coast Equity Fund (Class 2)                                       574,267      22.45        12,892,285     10,914,688

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series                         90,318     $14.97    $    1,352,063   $  1,333,859
   Columbia Large Cap Value Fund, Variable Series                         391,695      18.16         7,113,184      6,239,393
   Columbia Small Company Growth Fund, Variable Series                    317,343      11.92         3,782,733      3,566,557

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series (Class A)                  2,646,546     $10.96    $   29,006,142   $ 27,406,628
   Columbia Marsico Focused Equities Fund, Variable Series (Class A)    3,773,528      18.50        69,810,260     58,872,852
   Columbia Marsico Growth Fund, Variable Series (Class A)                358,412      17.76         6,365,397      5,210,428
   Columbia Marsico 21st Century Fund, Variable Series (Class A)          158,514      11.62         1,841,937      1,390,018
   Columbia Marsico International Opportunities Fund, Variable
      Series (Class B)                                                    369,358      19.78         7,305,906      5,340,075
   Columbia Mid Cap Growth Fund, Variable Series (Class A)                251,351       8.24         2,071,132      1,746,157

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                                      8,075,047     $17.58    $  141,959,333   $115,462,841
   Global Growth Fund (Class 2)                                        20,924,410      21.55       450,921,040    357,140,261
   Growth Fund (Class 2)                                               11,886,177      60.27       716,379,884    582,357,899
   Growth-Income Fund (Class 2)                                        17,683,528      40.38       714,060,879    600,953,875
   Asset Allocation Fund (Class 3)                                      4,265,917      17.68        75,421,416     71,800,276
   Cash Management Fund (Class 3)                                       1,500,550      11.46        17,196,302     17,020,898
   Growth Fund (Class 3)                                                7,334,569      60.67       444,988,318    440,163,327
   Growth-Income Fund (Class 3)                                        11,121,011      40.61       451,624,266    452,439,543
   High-Income Bond Fund (Class 3)                                      2,816,207      12.41        34,949,124     39,967,094
   International Fund (Class 3)                                         5,560,641      20.79       115,605,735     99,929,118
   U.S. Government/AAA-Rated Securities Fund (Class 3)                  2,694,058      11.74        31,628,243     34,817,405

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                          7,729,238     $29.16    $  225,384,569   $188,880,811
   Mid Cap Value Portfolio                                              4,446,786      21.74        96,673,132     79,183,208

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF Portfolio                              266,382     $10.84    $    2,887,576   $  2,901,991
   BB&T Large Cap VIF Portfolio                                            73,764      15.57         1,148,509      1,095,636
   BB&T Large Cap Growth VIF Portfolio                                     19,457      10.16           197,680        196,307
   BB&T Mid Cap Growth VIF Portfolio                                      121,157      14.26         1,727,701      1,876,045
   BB&T Special Opportunities Equity VIF Portfolio                        169,770      13.83         2,347,915      2,265,389
   BB&T Total Return Bond VIF Portfolio                                   228,683       9.86         2,254,811      2,232,833

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)

                                                                                             Government
                                                 Asset         Capital          and
                                              Allocation     Appreciation   Quality Bond      Growth
                                               Portfolio      Portfolio       Portfolio      Portfolio
                                               (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                             ------------   -------------   ------------   ------------
Investment income:
   Dividends                                 $  9,259,746   $     988,136   $  9,985,476   $  1,804,402
                                             ------------   -------------   ------------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (3,442,387)     (8,239,069)    (3,279,510)    (3,488,570)
                                             ------------   -------------   ------------   ------------
Net investment income (loss)                    5,817,359      (7,250,933)     6,705,966     (1,684,168)
                                             ------------   -------------   ------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   58,822,831     127,948,435     54,757,834     63,707,255
   Cost of shares sold                        (53,302,433)   (127,157,265)   (55,380,633)   (64,449,034)
                                             ------------   -------------   ------------   ------------
Net realized gains (losses) from securities
   transactions                                 5,520,398         791,170       (622,799)      (741,779)
Realized gain distributions                             0       1,503,361              0     26,631,206
                                             ------------   -------------   ------------   ------------
Net realized gains (losses)                     5,520,398       2,294,531       (622,799)    25,889,427
                                             ------------   -------------   ------------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         25,373,471     (13,055,957)    (1,903,823)   (11,116,622)
   End of period                               28,070,411      15,952,972     (5,489,464)   (21,176,786)
                                             ------------   -------------   ------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                2,696,940      29,008,929     (3,585,641)   (10,060,164)
                                             ------------   -------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                $ 14,034,697   $  24,052,527   $  2,497,526   $ 14,145,095
                                             ============   =============   ============   ============

                                                                                          Government
                                                Natural        Asset         Capital          and
                                               Resources     Allocation   Appreciation   Quality Bond
                                               Portfolio     Portfolio      Portfolio      Portfolio
                                               (Class 1)     (Class 2)      (Class 2)      (Class 2)
                                             ------------   -----------   ------------   ------------
Investment income:
   Dividends                                 $  1,230,558   $   538,357   $     19,819   $  4,112,709
                                             ------------   -----------   ------------   ------------
Expenses:
   Charges for distribution, mortality and
   expense risk                                (2,238,476)     (208,670)    (1,445,973)    (1,386,083)
                                             ------------   -----------   ------------   ------------
Net investment income (loss)                   (1,007,918)      329,687     (1,426,154)     2,726,626
                                             ------------   -----------   ------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   36,605,553     2,079,821     16,485,542     16,041,976
   Cost of shares sold                        (19,884,735)   (1,775,371)   (12,454,430)   (16,619,827)
                                             ------------   -----------   ------------   ------------
Net realized gains (losses) from securities
   transactions                                16,720,818       304,450      4,031,112       (577,851)
Realized gain distributions                     5,086,504             0        270,323              0
                                             ------------   -----------   ------------   ------------
Net realized gains (losses)                    21,807,322       304,450      4,301,435       (577,851)
                                             ------------   -----------   ------------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         77,905,944     1,904,107     31,912,371     (4,324,795)
   End of period                               72,528,937     2,056,353     33,022,378     (5,450,537)
                                             ------------   -----------   ------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments               (5,377,007)      152,246      1,110,007     (1,125,742)
                                             ------------   -----------   ------------   ------------
Increase (decrease) in net assets from
   operations                                $ 15,422,397   $   786,383   $  3,985,288   $  1,023,033
                                             ============   ===========   ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)


                                                              Natural       Asset         Capital
                                                Growth      Resources     Allocation   Appreciation
                                              Portfolio     Portfolio     Portfolio      Portfolio
                                              (Class 2)     (Class 2)     (Class 3)      (Class 3)
                                             -----------   -----------   -----------   ------------
Investment income:
   Dividends                                 $   356,861   $   206,918   $   769,984   $         0
                                             -----------   -----------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                 (875,638)     (464,166)     (256,515)   (3,694,893)
                                             -----------   -----------   -----------   -----------
Net investment income (loss)                    (518,777)     (257,248)      513,469    (3,694,893)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   8,927,704     8,677,397     2,640,140     5,326,602
   Cost of shares sold                        (7,381,533)   (5,842,154)   (2,478,418)   (4,588,485)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                1,546,171     2,835,243       161,722       738,117
Realized gain distributions                    6,785,793     1,031,782             0       780,425
                                             -----------   -----------   -----------   -----------
Net realized gains (losses)                    8,331,964     3,867,025       161,722     1,518,542
                                             -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        13,814,831    12,036,804       989,576    45,088,298
   End of period                               9,395,910    11,156,391     1,307,945    56,198,151
                                             -----------   -----------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments              (4,418,921)     (880,413)      318,369    11,109,853
                                             -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
   operations                                $ 3,394,266   $ 2,729,364   $   993,560   $ 8,933,502
                                             ===========   ===========   ===========   ===========

                                              Government
                                                  and                       Natural      Aggressive
                                             Quality Bond      Growth      Resources       Growth
                                               Portfolio     Portfolio     Portfolio      Portfolio
                                               (Class 3)     (Class 3)     (Class 3)      (Class 1)
                                             ------------   -----------   -----------   ------------
Investment income:
   Dividends                                 $ 12,285,842   $   703,291   $   468,102   $          0
                                             ------------   -----------   -----------   ------------
Expenses:
   Charges for distribution, mortality and
   expense risk                                (3,824,062)   (1,983,890)   (1,018,000)    (1,266,359)
                                             ------------   -----------   -----------   ------------
Net investment income (loss)                    8,461,780    (1,280,599)     (549,898)    (1,266,359)
                                             ------------   -----------   -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   12,330,230     5,635,661     9,500,661     36,894,236
   Cost of shares sold                        (12,734,832)   (5,141,668)   (7,595,126)   (38,686,164)
                                             ------------   -----------   -----------   ------------
Net realized gains (losses) from securities
   transactions                                  (404,602)      493,993     1,905,535     (1,791,928)
Realized gain distributions                             0    16,383,720     2,694,848              0
                                             ------------   -----------   -----------   ------------
Net realized gains (losses)                      (404,602)   16,877,713     4,600,383     (1,791,928)
                                             ------------   -----------   -----------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         (8,683,836)   15,838,538    13,557,975    (10,886,462)
   End of period                              (13,020,383)    7,273,511    12,507,114     (4,975,093)
                                             ------------   -----------   -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments               (4,336,547)   (8,565,027)   (1,050,861)     5,911,369
                                             ------------   -----------   -----------   ------------
Increase (decrease) in net assets from
   operations                                $  3,720,631   $ 7,032,087   $ 2,999,624   $  2,853,082
                                             ============   ===========   ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)


                                                Alliance      Blue Chip         Cash         Corporate
                                                 Growth         Growth       Management        Bond
                                               Portfolio      Portfolio      Portfolio       Portfolio
                                               (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                             -------------   -----------   -------------   ------------
Investment income:
   Dividends                                 $           0   $         0   $           0   $          0
                                             -------------   -----------   -------------   ------------
Expenses:
   Charges for distribution, mortality and
   expense risk                                 (6,860,307)     (225,392)     (1,733,868)    (1,877,242)
                                             -------------   -----------   -------------   ------------
Net investment income (loss)                    (6,860,307)     (225,392)     (1,733,868)    (1,877,242)
                                             -------------   -----------   -------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   130,458,584     8,056,884     128,585,159     24,734,527
   Cost of shares sold                        (158,411,981)   (7,970,200)   (126,390,177)   (24,177,231)
                                             -------------   -----------   -------------   ------------
Net realized gains (losses) from securities
   transactions                                (27,953,397)       86,684       2,194,982        557,296
Realized gain distributions                              0             0               0              0
                                             -------------   -----------   -------------   ------------
Net realized gains (losses)                    (27,953,397)       86,684       2,194,982        557,296
                                             -------------   -----------   -------------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        (126,323,984)      165,985       1,033,866      2,899,807
   End of period                              (118,422,170)      511,232       3,931,000      8,704,756
                                             -------------   -----------   -------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                 7,901,814       345,247       2,897,134      5,804,949
                                             -------------   -----------   -------------   ------------
Increase (decrease) in net assets from
   operations                                $ (26,911,890)  $   206,539   $   3,358,248   $  4,485,003
                                             =============   ===========   =============   ============

                                                 Davis                                       Federated
                                                Venture        "Dogs" of      Emerging       American
                                                 Value        Wall Street      Markets        Leaders
                                               Portfolio       Portfolio      Portfolio      Portfolio
                                               (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                             -------------   ------------   ------------   ------------
Investment income:
   Dividends                                 $           0   $          0   $          0   $          0
                                             -------------   ------------   ------------   ------------
Expenses:
   Charges for distribution, mortality and
   expense risk                                (16,255,333)      (603,822)    (1,436,425)    (1,322,951)
                                             -------------   ------------   ------------   ------------
Net investment income (loss)                   (16,255,333)      (603,822)    (1,436,425)    (1,322,951)
                                             -------------   ------------   ------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   246,593,062     12,741,862     31,225,998     28,029,866
   Cost of shares sold                        (184,876,694)   (11,252,094)   (17,491,760)   (24,382,568)
                                             -------------   ------------   ------------   ------------
Net realized gains (losses) from securities
   transactions                                 61,716,368      1,489,768     13,734,238      3,647,298
Realized gain distributions                              0              0              0              0
                                             -------------   ------------   ------------   ------------
Net realized gains (losses)                     61,716,368      1,489,768     13,734,238      3,647,298
                                             -------------   ------------   ------------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         339,495,010      4,097,261     53,724,084     13,476,092
   End of period                               372,396,194      9,471,655     52,691,951     18,510,916
                                             -------------   ------------   ------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                32,901,184      5,374,394     (1,032,133)     5,034,824
                                             -------------   ------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                $  78,362,219   $  6,260,340   $ 11,265,680   $  7,359,171
                                             =============   ============   ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                                             Goldman
                                                Global         Global         Sachs         Growth-
                                                 Bond         Equities       Research        Income
                                               Portfolio      Portfolio     Portfolio      Portfolio
                                               (Class 1)      (Class 1)     (Class 1)      (Class 1)
                                             ------------   ------------   -----------   -------------
Investment income:
   Dividends                                 $          0   $          0   $         0   $           0
                                             ------------   ------------   -----------   -------------
Expenses:
   Charges for distribution, mortality and
   expense risk                                  (837,381)    (2,025,388)     (160,462)     (5,815,571)
                                             ------------   ------------   -----------   -------------
Net investment income (loss)                     (837,381)    (2,025,388)     (160,462)     (5,815,571)
                                             ------------   ------------   -----------   -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   13,095,276     29,654,650     3,589,410     109,145,468
   Cost of shares sold                        (12,327,769)   (26,422,140)   (3,271,891)   (101,592,360)
                                             ------------   ------------   -----------   -------------
Net realized gains (losses) from securities
   transactions                                   767,507      3,232,510       317,519       7,553,108
Realized gain distributions                             0              0             0               0
                                             ------------   ------------   -----------   -------------
Net realized gains (losses)                       767,507      3,232,510       317,519       7,553,108
                                             ------------   ------------   -----------   -------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          3,893,478      7,698,747       796,894      43,207,243
   End of period                                4,689,475     24,788,649     1,802,677      44,390,036
                                             ------------   ------------   -----------   -------------
Change in net unrealized appreciation
   (depreciation) of investments                  795,997     17,089,902     1,005,783       1,182,793
                                             ------------   ------------   -----------   -------------
Increase (decrease) in net assets from
   operations                                $    726,123   $ 18,297,024   $ 1,162,840   $   2,920,330
                                             ============   ============   ===========   =============


                                                                            International   International
                                                 Growth       High-Yield     Diversified        Growth
                                             Opportunities       Bond          Equities        & Income
                                               Portfolio       Portfolio      Portfolio       Portfolio
                                               (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                             -------------   ------------   -------------   -------------
Investment income:
   Dividends                                  $         0    $          0   $          0    $          0
                                              -----------    ------------   ------------    ------------
Expenses:
   Charges for distribution, mortality and
   expense risk                                  (232,275)     (2,092,159)    (1,695,453)     (2,491,613)
                                              -----------    ------------   ------------    ------------
Net investment income (loss)                     (232,275)     (2,092,159)    (1,695,453)     (2,491,613)
                                              -----------    ------------   ------------    ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    9,541,877      64,891,701     25,446,308      30,127,602
   Cost of shares sold                         (9,068,073)    (61,095,525)   (20,993,645)    (20,546,619)
                                              -----------    ------------   ------------    ------------
Net realized gains (losses) from securities
   transactions                                   473,804       3,796,176      4,452,663       9,580,983
Realized gain distributions                             0               0              0               0
                                              -----------    ------------   ------------    ------------
Net realized gains (losses)                       473,804       3,796,176      4,452,663       9,580,983
                                              -----------    ------------   ------------    ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            707,798       3,763,749     17,906,104      56,008,670
   End of period                                  598,657      18,281,112     30,281,819      76,352,984
                                              -----------    ------------   ------------    ------------
Change in net unrealized appreciation
   (depreciation) of investments                 (109,141)     14,517,363     12,375,715      20,344,314
                                              -----------    ------------   ------------    ------------
Increase (decrease) in net assets from
   operations                                 $   132,388    $ 16,221,380   $ 15,132,925    $ 27,433,684
                                              ===========    ============   ============    ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)


                                                                 MFS
                                                            Massachusetts       MFS
                                                Marsico       Investors        Mid-Cap          MFS
                                                 Growth         Trust          Growth      Total Return
                                              Portfolio       Portfolio       Portfolio      Portfolio
                                               (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                             ------------   -------------   ------------   ------------
Investment income:
   Dividends                                 $          0   $          0    $          0   $          0
                                             ------------   ------------    ------------   ------------
Expenses:
   Charges for distribution, mortality and
   expense risk                                  (765,565)    (1,779,848)     (1,283,384)    (5,245,280)
                                             ------------   ------------    ------------   ------------
Net investment income (loss)                     (765,565)    (1,779,848)     (1,283,384)    (5,245,280)
                                             ------------   ------------    ------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   13,316,433     31,493,732      30,912,260     86,204,636
   Cost of shares sold                        (10,251,832)   (31,451,880)    (37,333,525)   (75,575,257)
                                             ------------   ------------    ------------   ------------
Net realized gains (losses) from securities
   transactions                                 3,064,601         41,852      (6,421,265)    10,629,379
Realized gain distributions                             0              0               0              0
                                             ------------   ------------    ------------   ------------
Net realized gains (losses)                     3,064,601         41,852      (6,421,265)    10,629,379
                                             ------------   ------------    ------------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         16,970,553     (3,839,869)    (26,886,308)    49,800,346
   End of period                               13,471,169      7,506,943     (25,380,487)    68,237,291
                                             ------------   ------------    ------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments               (3,499,384)    11,346,812       1,505,821     18,436,945
                                             ------------   ------------    ------------   ------------
Increase (decrease) in net assets from
   operations                                $ (1,200,348)  $  9,608,816    $ (6,198,828)  $ 23,821,044
                                             ============   ============    ============   ============


                                                Putnam
                                                Growth:         Real        SunAmerica
                                                Voyager        Estate        Balanced      Technology
                                               Portfolio      Portfolio      Portfolio     Portfolio
                                               (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                             ------------   ------------   ------------   -----------
Investment income:
   Dividends                                 $          0   $          0   $          0   $         0
                                             ------------   ------------   ------------   -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                (1,614,690)    (1,618,502)    (1,479,306)     (220,986)
                                             ------------   ------------   ------------   -----------
Net investment income (loss)                   (1,614,690)    (1,618,502)    (1,479,306)     (220,986)
                                             ------------   ------------   ------------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   32,414,713     25,246,907     28,717,103     6,668,859
   Cost of shares sold                        (42,438,246)   (15,161,119)   (32,481,373)   (7,095,820)
                                             ------------   ------------   ------------   -----------
Net realized gains (losses) from securities
   transactions                               (10,023,533)    10,085,788     (3,764,270)     (426,961)
Realized gain distributions                             0              0              0             0
                                             ------------   ------------   ------------   -----------
Net realized gains (losses)                   (10,023,533)    10,085,788     (3,764,270)     (426,961)
                                             ------------   ------------    ------------  -----------
Net unrealized appreciation (depreciation)
   of investments
   Beginning of period                        (45,131,593)    47,267,870    (26,670,148)   (1,194,929)
   End of period                              (37,467,081)    65,490,805    (15,919,764)   (1,323,846)
                                             ------------   ------------   ------------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                7,664,512     18,222,935     10,750,384      (128,917)
                                             ------------   ------------   ------------   -----------
Increase (decrease) in net assets from
   operations                                $ (3,973,711)  $ 26,690,221   $  5,506,808   $  (776,864)
                                             ============   ============   ============   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)


                                               Telecom       Worldwide     Aggressive    Alliance
                                               Utility      High Income      Growth       Growth
                                              Portfolio      Portfolio      Portfolio    Portfolio
                                              (Class 1)      (Class 1)      (Class 2)    (Class 2)
                                             -----------   ------------   -----------   -----------
Investment income:
   Dividends                                 $         0   $          0   $         0   $         0
                                             -----------   ------------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                 (382,229)      (644,134)     (147,143)     (800,680)
                                             -----------   ------------   -----------   -----------
Net investment income (loss)                    (382,229)      (644,134)     (147,143)     (800,680)
                                             -----------   ------------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   6,710,062     12,139,738     3,812,882    11,516,377
   Cost of shares sold                        (7,133,215)   (13,302,389)   (3,123,776)   (9,468,283)
                                             -----------   ------------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                 (423,153)    (1,162,651)      689,106     2,048,094
Realized gain distributions                            0              0             0             0
                                             -----------   ------------   -----------   -----------
Net realized gains (losses)                     (423,153)    (1,162,651)      689,106     2,048,094
                                             -----------   ------------   -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        (4,341,224)    (7,021,789)    2,650,435    16,124,197
   End of period                                 749,879     (3,182,212)    2,387,177    11,756,711
                                             -----------   ------------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments               5,091,103      3,839,577      (263,258)   (4,367,486)
                                             -----------   ------------   -----------   -----------
Increase (decrease) in net assets from
   operations                                $ 4,285,721   $  2,032,792   $   278,705   $(3,120,072)
                                             ===========   ============   ===========   ===========


                                                                                            Davis
                                              Blue Chip        Cash        Corporate       Venture
                                                Growth      Management        Bond          Value
                                              Portfolio      Portfolio     Portfolio      Portfolio
                                              (Class 2)      (Class 2)     (Class 2)      (Class 2)
                                             -----------   ------------   -----------   ------------
Investment income:
   Dividends                                 $         0   $          0   $         0   $          0
                                             -----------   ------------   -----------   ------------
Expenses:
   Charges for distribution, mortality and
   expense risk                                 (117,398)      (569,298)     (602,772)    (2,331,774)
                                             -----------   ------------   -----------   ------------
Net investment income (loss)                    (117,398)      (569,298)     (602,772)    (2,331,774)
                                             -----------   ------------   -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   2,016,944     29,834,021     9,196,155     23,722,055
   Cost of shares sold                        (1,793,742)   (29,272,770)   (9,053,052)   (17,095,919)
                                             -----------   ------------   -----------   ------------
Net realized gains (losses) from securities
   transactions                                  223,202        561,251       143,103      6,626,136
Realized gain distributions                            0              0             0              0
                                             -----------   ------------   -----------   ------------
Net realized gains (losses)                      223,202        561,251       143,103      6,626,136
                                             -----------   ------------   -----------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         1,291,211        441,879       325,225     55,634,862
   End of period                               1,251,075      1,436,434     2,145,481     62,060,508
                                             -----------   ------------   -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                 (40,136)       994,555     1,820,256      6,425,646
                                             -----------   ------------   -----------   ------------
Increase (decrease) in net assets from
   operations                                $    65,668   $    986,508   $ 1,360,587   $ 10,720,008
                                             ===========   ============   ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                                          Federated
                                              "Dogs" of      Emerging      American      Foreign
                                             Wall Street     Markets       Leaders        Value
                                              Portfolio     Portfolio     Portfolio     Portfolio
                                              (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                             -----------   -----------   -----------   -----------
Investment income:
   Dividends                                 $         0   $         0   $         0   $         0
                                             -----------   -----------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                 (200,268)     (272,242)     (211,892)     (799,813)
                                             -----------   -----------   -----------   -----------
Net investment income (loss)                    (200,268)     (272,242)     (211,892)     (799,813)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   4,025,843     5,820,354     3,234,906     7,876,346
   Cost of shares sold                        (3,528,796)   (3,955,386)   (2,680,880)   (5,739,881)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                  497,047     1,864,968       554,026     2,136,465
Realized gain distributions                            0             0             0             0
                                             -----------   -----------   -----------   -----------
Net realized gains (losses)                      497,047     1,864,968       554,026     2,136,465
                                             -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         1,675,224     7,395,990     3,233,825    16,432,787
   End of period                               3,387,428     7,708,420     4,027,692    23,528,039
                                             -----------   -----------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments               1,712,204       312,430       793,867     7,095,252
                                             -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
   operations                                $ 2,008,983   $ 1,905,156   $ 1,136,001   $ 8,431,904
                                             ===========   ===========   ===========   ===========


                                                                           Goldman
                                                Global        Global        Sachs        Growth-
                                                 Bond        Equities      Research       Income
                                              Portfolio     Portfolio     Portfolio     Portfolio
                                              (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                             -----------   -----------   -----------   -----------
Investment income:
   Dividends                                 $         0   $         0   $         0   $         0
                                             -----------   -----------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                 (191,030)     (185,442)      (64,023)     (405,598)
                                             -----------   -----------   -----------   -----------
Net investment income (loss)                    (191,030)     (185,442)      (64,023)     (405,598)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   3,087,971     3,364,264       669,381     5,059,292
   Cost of shares sold                        (2,990,083)   (2,573,026)     (511,221)   (4,102,208)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                   97,888       791,238       158,160       957,084
Realized gain distributions                            0             0             0             0
                                             -----------   -----------   -----------   -----------
Net realized gains (losses)                       97,888       791,238       158,160       957,084
                                             -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           496,197     3,488,876     1,229,684     7,446,663
   End of period                                 730,720     4,418,034     1,591,034     7,077,787
                                             -----------   -----------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                 234,523       929,158       361,350      (368,876)
                                             -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
   operations                                $   141,381   $ 1,534,954   $   455,487   $   182,610
                                             ===========   ===========   ===========   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)


                                                                           International   International
                                                 Growth      High-Yield     Diversified        Growth
                                             Opportunities       Bond         Equities        & Income
                                               Portfolio      Portfolio      Portfolio       Portfolio
                                               (Class 2)      (Class 2)      (Class 2)       (Class 2)
                                             -------------   -----------   -------------   -------------
Investment income:
   Dividends                                  $         0    $         0    $         0     $         0
                                              -----------    -----------    -----------     -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                   (90,671)      (431,224)      (645,328)       (411,863)
                                              -----------    -----------    -----------     -----------
Net investment income (loss)                      (90,671)      (431,224)      (645,328)       (411,863)
                                              -----------    -----------    -----------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    1,831,098     10,530,327      7,122,271       5,840,953
   Cost of shares sold                         (1,548,145)    (9,587,946)    (5,284,758)     (3,831,279)
                                              -----------    -----------    -----------     -----------
Net realized gains (losses) from securities
   transactions                                   282,953        942,381      1,837,513       2,009,674
Realized gain distributions                             0              0              0               0
                                              -----------    -----------    -----------     -----------
Net realized gains (losses)                       282,953        942,381      1,837,513       2,009,674
                                              -----------    -----------    -----------     -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          1,059,945      2,583,881     12,733,599      11,055,572
   End of period                                1,091,125      5,264,539     17,062,379      13,830,951
                                              -----------    -----------    -----------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                   31,180      2,680,658      4,328,780       2,775,379
                                              -----------    -----------    -----------     -----------
Increase (decrease) in net assets from
   operations                                 $   223,462    $ 3,191,815    $ 5,520,965     $ 4,373,190
                                              ===========    ===========    ===========     ===========

                                                                MFS
                                                           Massachusetts       MFS
                                               Marsico       Investors       Mid-Cap       MFS Total
                                               Growth          Trust          Growth        Return
                                              Portfolio      Portfolio      Portfolio      Portfolio
                                              (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                             -----------   -------------   -----------   ------------
Investment income:
   Dividends                                 $         0    $         0    $         0   $          0
                                             -----------    -----------    -----------   ------------
Expenses:
   Charges for distribution, mortality and
   expense risk                                 (523,615)      (308,540)      (525,959)    (1,586,284)
                                             -----------    -----------    -----------   ------------
Net investment income (loss)                    (523,615)      (308,540)      (525,959)    (1,586,284)
                                             -----------    -----------    -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   6,186,734      4,293,877      8,620,625     19,691,155
   Cost of shares sold                        (4,661,464)    (3,400,472)    (7,316,801)   (17,453,167)
                                             -----------    -----------    -----------   ------------
Net realized gains (losses) from securities
   transactions                                1,525,270        893,405      1,303,824      2,237,988
Realized gain distributions                            0              0              0              0
                                             -----------    -----------    -----------   ------------
Net realized gains (losses)                    1,525,270        893,405      1,303,824      2,237,988
                                             -----------    -----------    -----------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        12,412,643      5,497,443      8,425,125     13,946,972
   End of period                              10,673,553      6,511,886      5,106,712     20,276,063
                                             -----------    -----------    -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments              (1,739,090)     1,014,443     (3,318,413)     6,329,091
                                             -----------    -----------    -----------   ------------
Increase (decrease) in net assets from
   operations                                $  (737,435)   $ 1,599,308    $(2,540,548)  $  6,980,795
                                             ===========    ===========    ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                Putnam
                                               Growth:         Real      Small & Mid    SunAmerica
                                               Voyager        Estate      Cap Value      Balanced
                                              Portfolio     Portfolio     Portfolio     Portfolio
                                              (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                             -----------   -----------   -----------   -----------
Investment income:
   Dividends                                 $         0   $         0   $         0   $         0
                                             -----------   -----------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                  (97,581)     (399,585)     (560,768)     (218,350)
                                             -----------   -----------   -----------   -----------
Net investment income (loss)                     (97,581)     (399,585)     (560,768)     (218,350)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   1,861,676     4,799,270    10,730,019     3,337,982
   Cost of shares sold                        (1,660,902)   (3,360,343)   (8,853,420)   (3,099,860)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                  200,774     1,438,927     1,876,599       238,122
Realized gain distributions                            0             0             0             0
                                             -----------   -----------   -----------   -----------
Net realized gains (losses)                      200,774     1,438,927     1,876,599       238,122
                                             -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         1,235,039     8,610,964     9,574,697     1,215,387
   End of period                                 882,259    13,837,282    10,229,322     1,971,762
                                             -----------   -----------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                (352,780)    5,226,318       654,625       756,375
                                             -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
   operations                                $  (249,587)  $ 6,265,660   $ 1,970,456   $   776,147
                                             ===========   ===========   ===========   ===========


                                                            Telecom     Worldwide     Aggressive
                                              Technology    Utility    High Income      Growth
                                              Portfolio    Portfolio    Portfolio     Portfolio
                                              (Class 2)    (Class 2)    (Class 2)     (Class 3)
                                             -----------   ---------   -----------   -----------
Investment income:
   Dividends                                 $         0   $       0   $         0   $         0
                                             -----------   ---------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                 (106,250)    (47,535)      (84,435)     (136,438)
                                             -----------   ---------   -----------   -----------
Net investment income (loss)                    (106,250)    (47,535)      (84,435)     (136,438)
                                             -----------   ---------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   2,588,309     918,065     1,578,003     2,393,165
   Cost of shares sold                        (2,556,716)   (848,970)   (1,502,175)   (2,115,699)
                                             -----------   ---------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                   31,593      69,095        75,828       277,466
Realized gain distributions                            0           0             0             0
                                             -----------   ---------   -----------   -----------
Net realized gains (losses)                       31,593      69,095        75,828       277,466
                                             -----------   ---------   -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           600,463     163,758       263,062     1,102,445
   End of period                                 291,845     644,840       519,157     1,185,702
                                             -----------   ---------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                (308,618)    481,082       256,095        83,257
                                             -----------   ---------   -----------   -----------
Increase (decrease) in net assets from
   operations                                $  (383,275)  $ 502,642   $   247,488   $   224,285
                                             ===========   =========   ===========   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                              American        American       American
                                                            Funds Asset     Funds Global       Funds
                                               Alliance      Allocation        Growth          Growth
                                                Growth          SAST            SAST            SAST
                                              Portfolio      Portfolio       Portfolio       Portfolio
                                              (Class 3)    (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                             -----------   -------------   -------------   -------------
Investment income:
   Dividends                                 $         0       $   0           $    0          $   0
                                             -----------       -----           ------          -----
Expenses:
   Charges for distribution, mortality and
   expense risk                               (1,518,295)        (39)             (76)           (70)
                                             -----------       -----           ------          -----
Net investment income (loss)                  (1,518,295)        (39)             (76)           (70)
                                             -----------       -----           ------          -----
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   2,952,756         333              365            356
   Cost of shares sold                        (2,515,419)       (336)            (361)          (360)
                                             -----------       -----           ------          -----
Net realized gains (losses) from securities
   transactions                                  437,337          (3)               4             (4)
Realized gain distributions                            0           0                0              0
                                             -----------       -----           ------          -----
Net realized gains (losses)                      437,337          (3)               4             (4)
                                             -----------       -----           ------          -----
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        21,258,647           0                0              0
   End of period                              17,611,846         489            1,449            969
                                             -----------       -----           ------          -----
Change in net unrealized appreciation
   (depreciation) of investments              (3,646,801)        489            1,449            969
                                             -----------       -----           ------          -----
Increase (decrease) in net assets from
   operations                                $(4,727,759)      $ 447           $1,377          $ 895
                                             ===========       =====           ======          =====

                                                American
                                                 Funds
                                             Growth-Income    Blue Chip        Cash        Corporate
                                                  SAST          Growth      Management        Bond
                                               Portfolio      Portfolio      Portfolio     Portfolio
                                             (Class 3) (1)    (Class 3)      (Class 3)     (Class 3)
                                             -------------   -----------   ------------   -----------
Investment income:
   Dividends                                     $    0      $         0   $          0   $         0
                                                 ------      -----------   ------------   -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                     (75)        (121,261)    (1,718,212)   (1,896,683)
                                                 ------      -----------   ------------   -----------
Net investment income (loss)                        (75)        (121,261)    (1,718,212)   (1,896,683)
                                                 ------      -----------   ------------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        372        2,744,845     75,688,108     7,651,190
   Cost of shares sold                             (366)      (2,593,562)   (74,418,194)   (7,762,443)
                                                 ------      -----------   ------------   -----------
Net realized gains (losses) from securities
   transactions                                       6          151,283      1,269,914      (111,253)
Realized gain distributions                           0                0              0             0
                                                 ------      -----------   ------------   -----------
Net realized gains (losses)                           6          151,283      1,269,914      (111,253)
                                                 ------      -----------   ------------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                                0          748,481      1,294,430    (2,828,805)
   End of period                                  2,002          782,359      4,576,750     4,104,183
                                                 ------      -----------   ------------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                  2,002           33,878      3,282,320     6,932,988
                                                 ------      -----------   ------------   -----------
Increase (decrease) in net assets from
   operations                                    $1,933      $    63,900   $  2,834,022   $ 4,925,052
                                                 ======      ===========   ============   ===========

(1)  For the period from September 1, 2006 (inception) to September 30, 2006.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                Davis                                   Federated
                                               Venture      "Dogs" of      Emerging      American
                                                Value      Wall Street     Markets       Leaders
                                              Portfolio     Portfolio     Portfolio     Portfolio
                                              (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                             -----------   -----------   -----------   -----------
Investment income:
   Dividends                                 $         0   $         0   $         0   $         0
                                             -----------   -----------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                               (4,852,393)     (168,906)     (511,288)     (622,628)
                                             -----------   -----------   -----------   -----------
Net investment income (loss)                  (4,852,393)     (168,906)     (511,288)     (622,628)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   5,909,425     2,406,731     5,703,794     3,157,534
   Cost of shares sold                        (5,081,288)   (2,256,772)   (4,673,917)   (2,875,326)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                  828,137       149,959     1,029,877       282,208
Realized gain distributions                            0             0             0             0
                                             -----------   -----------   -----------   -----------
Net realized gains (losses)                      828,137       149,959     1,029,877       282,208
                                             -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        55,636,605       360,767     7,103,412     3,869,112
   End of period                              81,548,478     2,029,396     9,360,082     7,511,776
                                             -----------   -----------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments              25,911,873     1,668,629     2,256,670     3,642,664
                                             -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
   operations                                $21,887,617   $ 1,649,682   $ 2,775,259   $ 3,302,244
                                             ===========   ===========   ===========   ===========

                                                                                         Goldman
                                                Foreign        Global        Global       Sachs
                                                 Value          Bond        Equities     Research
                                               Portfolio     Portfolio     Portfolio    Portfolio
                                               (Class 3)     (Class 3)     (Class 3)    (Class 3)
                                             ------------   -----------   -----------   ---------
Investment income:
   Dividends                                 $          0   $         0   $         0   $       0
                                             ------------   -----------   -----------   ---------
Expenses:
   Charges for distribution, mortality and
   expense risk                                (3,900,961)     (403,565)     (226,286)    (24,312)
                                             ------------   -----------   -----------   ---------
Net investment income (loss)                   (3,900,961)     (403,565)     (226,286)    (24,312)
                                             ------------   -----------   -----------   ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   18,585,530     2,606,998     2,105,482     302,708
   Cost of shares sold                        (15,002,558)   (2,573,308)   (1,790,825)   (278,024)
                                             ------------   -----------   -----------   ---------
Net realized gains (losses) from securities
   transactions                                 3,582,972        33,690       314,657      24,684
Realized gain distributions                             0             0             0           0
                                             ------------   -----------   -----------   ---------
Net realized gains (losses)                     3,582,972        33,690       314,657      24,684
                                             ------------   -----------   -----------   ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         48,786,800       251,407     2,347,654     116,263
   End of period                               87,357,107       886,472     3,970,487     276,863
                                             ------------   -----------   -----------   ---------
Change in net unrealized appreciation
   (depreciation) of investments               38,570,307       635,065     1,622,833     160,600
                                             ------------   -----------   -----------   ---------
Increase (decrease) in net assets from
   operations                                $ 38,252,318   $   265,190   $ 1,711,204   $ 160,972
                                             ============   ===========   ===========   =========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)


                                                                                          International
                                               Growth-         Growth       High-Yield     Diversified
                                                Income     Opportunities       Bond          Equities
                                              Portfolio      Portfolio       Portfolio      Portfolio
                                              (Class 3)      (Class 3)       (Class 3)      (Class 3)
                                             -----------   -------------   ------------   -------------
Investment income:
   Dividends                                 $         0    $         0    $          0    $         0
                                             -----------    -----------    ------------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (236,386)      (139,398)       (722,892)    (2,303,121)
                                             -----------    -----------    ------------    -----------
Net investment income (loss)                    (236,386)      (139,398)       (722,892)    (2,303,121)
                                             -----------    -----------    ------------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   4,886,070      1,923,523      19,051,805      6,913,951
   Cost of shares sold                        (4,200,838)    (1,846,628)    (18,257,868)    (5,440,773)
                                             -----------    -----------    ------------    -----------
Net realized gains (losses) from securities
   transactions                                  685,232         76,895         793,937      1,473,178
Realized gain distributions                            0              0               0              0
                                             -----------    -----------    ------------    -----------
Net realized gains (losses)                      685,232         76,895         793,937      1,473,178
                                             -----------    -----------    ------------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         3,236,319        543,499         764,828     29,929,861
   End of period                               2,913,466        515,511       5,963,699     48,652,583
                                             -----------    -----------    ------------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                (322,853)       (27,988)      5,198,871     18,722,722
                                             -----------    -----------    ------------    -----------
Increase (decrease) in net assets from
   operations                                $   125,993    $   (90,491)   $  5,269,916    $17,892,779
                                             ===========    ===========    ============    ===========

                                                                                MFS
                                             International                 Massachusetts       MFS
                                                 Growth        Marsico       Investors       Mid-Cap
                                                & Income        Growth         Trust          Growth
                                               Portfolio      Portfolio      Portfolio      Portfolio
                                               (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                             -------------   -----------   -------------   -----------
Investment income:
   Dividends                                  $         0    $         0    $         0    $         0
                                              -----------    -----------    -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (734,180)      (365,287)      (588,707)      (855,329)
                                              -----------    -----------    -----------    -----------
Net investment income (loss)                     (734,180)      (365,287)      (588,707)      (855,329)
                                              -----------    -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    4,743,158      2,257,210      2,953,696      4,860,865
   Cost of shares sold                         (3,649,166)    (1,935,824)    (2,551,347)    (4,401,909)
                                              -----------    -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions                                 1,093,992        321,386        402,349        458,956
Realized gain distributions                             0              0              0              0
                                              -----------    -----------    -----------    -----------
Net realized gains (losses)                     1,093,992        321,386        402,349        458,956
                                              -----------    -----------    -----------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         10,811,902      5,520,204      6,931,446      9,651,984
   End of period                               17,948,143      5,011,888     10,083,938      5,383,816
                                              -----------    -----------    -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                7,136,241       (508,316)     3,152,492     (4,268,168)
                                              -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
   operations                                 $ 7,496,053    $  (552,217)   $ 2,966,134    $(4,664,541)
                                              ===========    ===========    ===========    ===========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                              Putnam
                                              MFS Total      Growth:          Real     Small & Mid
                                                Return       Voyager        Estate       Cap Value
                                              Portfolio     Portfolio     Portfolio      Portfolio
                                              (Class 3)     (Class 3)     (Class 3)      (Class 3)
                                             -----------   -----------   -----------   ------------
Investment income:
   Dividends                                 $         0   $         0   $         0   $          0
                                             -----------   -----------   -----------   ------------
Expenses:
   Charges for distribution, mortality and
   expense risk                               (2,589,092)      (54,298)     (746,194)    (2,422,188)
                                             -----------   -----------   -----------   ------------
Net investment income (loss)                  (2,589,092)      (54,298)     (746,194)    (2,422,188)
                                             -----------   -----------   -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   9,495,030     1,470,226     5,829,098     18,719,049
   Cost of shares sold                        (9,018,554)   (1,353,223)   (4,744,861)   (16,480,384)
                                             -----------   -----------   -----------   ------------
Net realized gains (losses) from securities
   transactions                                  476,476       117,003     1,084,237      2,238,665
Realized gain distributions                            0             0             0              0
                                             -----------   -----------   -----------   ------------
Net realized gains (losses)                      476,476       117,003     1,084,237      2,238,665
                                             -----------   -----------   -----------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         6,082,614       483,699     6,716,176     22,607,399
   End of period                              19,714,694       314,516    17,883,555     29,799,659
                                             -----------   -----------   -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments              13,632,080      (169,183)   11,167,379      7,192,260
                                             -----------   -----------   -----------   ------------
Increase (decrease) in net assets from
   operations                                $11,519,464   $  (106,478)  $11,505,422   $  7,008,737
                                             ===========   ===========   ===========   ============


                                             Small Company    SunAmerica                  Telecom
                                                 Value         Balanced     Technology    Utility
                                               Portfolio      Portfolio     Portfolio    Portfolio
                                             (Class 3) (2)    (Class 3)     (Class 3)    (Class 3)
                                             -------------   -----------   -----------   ---------
Investment income:
   Dividends                                 $       0       $         0   $         0   $      0
                                             ---------       -----------   -----------   --------
Expenses:
   Charges for distribution, mortality and
   expense risk                                (30,303)         (160,221)     (128,037)    (3,373)
                                             ---------       -----------   -----------   --------
Net investment income (loss)                   (30,303)         (160,221)     (128,037)    (3,373)
                                             ---------       -----------   -----------   --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   123,605         2,268,600     2,805,218     71,884
   Cost of shares sold                        (125,223)       (2,143,006)   (2,794,091)   (67,536)
                                             ---------       -----------   -----------   --------
Net realized gains (losses) from securities
   transactions                                 (1,618)          125,594        11,127      4,348
Realized gain distributions                          0                 0             0          0
                                             ---------       -----------   -----------   --------
Net realized gains (losses)                     (1,618)          125,594        11,127      4,348
                                             ---------       -----------   -----------   --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                               0           590,886       437,059      6,114
   End of period                                75,148         1,203,227       153,188     41,933
                                             ---------       -----------   -----------   --------
Change in net unrealized appreciation
   (depreciation) of investments                75,148           612,341      (283,871)    35,819
                                             ---------       -----------   -----------   --------
Increase (decrease) in net assets from
   operations                                $  43,227       $   577,714   $  (400,781)  $ 36,794
                                             =========       ===========   ===========   ========

(2)  For the period from May 1, 2006 (inception) to September 30, 2006.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                               Worldwide                  Strategic    Growth and
                                              High Income    Comstock       Growth       Income
                                               Portfolio     Portfolio    Portfolio     Portfolio
                                               (Class 3)    (Class II)    (Class II)   (Class II)
                                             ------------  ------------  -----------  ------------
Investment income:
   Dividends                                  $       0    $  4,520,329  $         0  $  3,933,973
                                              ---------    ------------  -----------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (17,011)     (4,103,358)    (343,073)   (4,848,220)
                                              ---------    ------------  -----------  ------------
Net investment income (loss)                    (17,011)        416,971     (343,073)     (914,247)
                                              ---------    ------------  -----------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    182,421      53,828,869    6,266,798    32,806,408
   Cost of shares sold                         (178,529)    (47,123,276)  (5,536,841)  (28,571,487)
                                              ---------    ------------  -----------  ------------
Net realized gains (losses) from securities
   transactions                                   3,892       6,705,593      729,957     4,234,921
Realized gain distributions                           0      21,016,526            0    26,130,507
                                              ---------    ------------  -----------  ------------
Net realized gains (losses)                       3,892      27,722,119      729,957    30,365,428
                                              ---------    ------------  -----------  ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           (1,506)     51,056,508    4,543,751    67,054,671
   End of period                                 63,387      50,479,894    2,905,993    68,343,438
                                              ---------    ------------  -----------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                 64,893        (576,614)  (1,637,758)    1,288,767
                                              ---------    ------------  -----------  ------------
Increase (decrease) in net assets from
   operations                                 $  51,774    $ 27,562,476  $(1,250,874) $ 30,739,948
                                              =========    ============  ===========  ============

                                                          Conservative  Conservative
                                               Balanced     Balanced       Growth     Equity Income
                                              Portfolio     Portfolio     Portfolio        Fund
                                              (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                             -----------  ------------  ------------  -------------
Investment income:
   Dividends                                 $ 3,640,774  $   457,066   $ 1,233,198    $   741,331
                                             -----------  -----------   -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                            (1,909,617)    (186,558)     (874,158)      (455,023)
                                             -----------  -----------   -----------    -----------
Net investment income (loss)                   1,731,157      270,508       359,040        286,308
                                             -----------  -----------   -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                  11,431,762    2,485,911     8,893,164      1,258,554
   Cost of shares sold                        (9,539,380)  (2,247,976)   (7,085,252)    (1,038,694)
                                             -----------  -----------   -----------    -----------
Net realized gains (losses) from securities
   transactions                                1,892,382      237,935     1,807,912        219,860
Realized gain distributions                            0       45,569             0      2,182,809
                                             -----------  -----------   -----------    -----------
Net realized gains (losses)                    1,892,382      283,504     1,807,912      2,402,669
                                             -----------  -----------   -----------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        26,786,182    1,811,067    16,432,353      7,087,925
   End of period                              30,042,564    1,843,583    17,597,253      8,080,738
                                             -----------  -----------   -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments               3,256,382       32,516     1,164,900        992,813
                                             -----------  -----------   -----------    -----------
Increase (decrease) in net assets from
   operations                                $ 6,879,921  $   586,528   $ 3,331,852    $ 3,681,790
                                             ===========  ===========   ===========    ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                               Flexible               Growth &
                                                Income      Growth     Income      Income
                                              Portfolio      Fund       Fund        Fund
                                              (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                             -----------  ---------  ----------  ---------
Investment income:
   Dividends                                 $ 1,388,987  $   1,815  $  123,824  $ 670,881
                                             -----------  ---------  ----------  ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (386,163)   (17,298)    (95,851)  (129,003)
                                             -----------  ---------  ----------  ---------
Net investment income (loss)                   1,002,824    (15,483)     27,973    541,878
                                             -----------  ---------  ----------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   6,714,296    261,684     582,307    892,932
   Cost of shares sold                        (6,320,086)  (227,942)   (511,810)  (907,573)
                                             -----------  ---------  ----------  ---------
Net realized gains (losses) from securities
   transactions                                  394,210     33,742      70,497    (14,641)
Realized gain distributions                       19,291          0           0      6,545
                                             -----------  ---------  ----------  ---------
Net realized gains (losses)                      413,501     33,742      70,497     (8,096)
                                             -----------  ---------  ----------  ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         2,557,128    294,262   1,385,350    (89,358)
   End of period                               2,070,686    265,301   1,650,492   (317,421)
                                             -----------  ---------  ----------  ---------
Change in net unrealized appreciation
   (depreciation) of investments                (486,442)   (28,961)    265,142   (228,063)
                                             -----------  ---------  ----------  ---------
Increase (decrease) in net assets from
   operations                                $   929,883  $ (10,702) $  363,612  $ 305,719
                                             ===========  =========  ==========  =========

                                             International    Mid Cap      Money
                                                 Growth        Stock       Market       REIT
                                                  Fund         Fund         Fund        Fund
                                               (Class 1)     (Class 1)   (Class 1)   (Class 1)
                                             -------------  ----------  -----------  ---------
Investment income:
   Dividends                                    $ 27,662    $  107,556  $   116,072  $  33,751
                                                --------    ----------  -----------  ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (18,211)      (69,167)     (40,212)   (13,610)
                                                --------    ----------  -----------  ---------
Net investment income (loss)                       9,451        38,389       75,860     20,141
                                                --------    ----------  -----------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      70,467       624,282    5,181,691    173,115
   Cost of shares sold                           (61,572)     (510,913)  (5,181,690)  (151,491)
                                                --------    ----------  -----------  ---------
Net realized gains (losses) from securities
   transactions                                    8,895       113,369            1     21,624
Realized gain distributions                            0       653,503            0    111,087
                                                --------    ----------  -----------  ---------
Net realized gains (losses)                        8,895       766,872            1    132,711
                                                --------    ----------  -----------  ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           184,779     1,141,304            0    105,480
   End of period                                 292,991       701,069            0    170,223
                                                --------    ----------  -----------  ---------
Change in net unrealized appreciation
   (depreciation) of investments                 108,212      (440,235)           0     64,743
                                                --------    ----------  -----------  ---------
Increase (decrease) in net assets from
   operations                                   $126,558    $  365,026  $    75,861  $ 217,595
                                                ========    ==========  ===========  =========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)


                                              Short Term     Small      Small     Strategic
                                                Income    Cap Growth  Cap Value     Growth
                                                 Fund        Fund       Fund      Portfolio
                                              (Class 1)    (Class 1)  (Class 1)   (Class 1)
                                             -----------  ----------  ---------  -----------
Investment income:
   Dividends                                  $ 158,954   $       0   $  1,424   $   236,212
                                              ---------   ---------   --------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (36,233)    (20,492)    (1,114)     (246,993)
                                              ---------   ---------   --------   -----------
Net investment income (loss)                    122,721     (20,492)       310       (10,781)
                                              ---------   ---------   --------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    490,746     173,189     14,774     1,942,164
   Cost of shares sold                         (510,764)   (154,349)   (14,668)   (1,556,688)
                                              ---------   ---------   --------   -----------
Net realized gains (losses) from securities
   transactions                                 (20,018)     18,840        106       385,476
Realized gain distributions                           0           0     12,261             0
                                              ---------   ---------   --------   -----------
Net realized gains (losses)                     (20,018)     18,840     12,367       385,476
                                              ---------   ---------   --------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         (100,839)    261,553      1,552     4,529,108
   End of period                               (131,612)    195,771    (10,437)    5,176,648
                                              ---------   ---------   --------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                (30,773)    (65,782)   (11,989)      647,540
                                              ---------   ---------   --------   -----------
Increase (decrease) in net assets from
   operations                                 $  71,930   $ (67,434)  $    688   $ 1,022,235
                                              =========   =========   ========   ===========

                                                 U.S.
                                              Government  West Coast                Conservative
                                              Securities    Equity      Balanced      Balanced
                                                 Fund        Fund       Portfolio     Portfolio
                                              (Class 1)    (Class 1)    (Class 2)     (Class 2)
                                             -----------  ----------  ------------  ------------
Investment income:
   Dividends                                 $   569,207  $  116,458  $  3,171,821  $   622,528
                                             -----------  ----------  ------------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (135,425)   (241,302)   (1,941,029)    (291,550)
                                             -----------  ----------  ------------  -----------
Net investment income (loss)                     433,782    (124,844)    1,230,792      330,978
                                             -----------  ----------  ------------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   1,835,694     915,879    18,831,857    5,111,494
   Cost of shares sold                        (1,903,653)   (756,299)  (16,579,760)  (4,827,427)
                                             -----------  ----------  ------------  -----------
Net realized gains (losses) from securities
   transactions                                  (67,959)    159,580     2,252,097      284,067
Realized gain distributions                            0     457,801             0       66,917
                                             -----------  ----------  ------------  -----------
Net realized gains (losses)                      (67,959)    617,381     2,252,097      350,984
                                             -----------  ----------  ------------  -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          (404,172)  4,432,536    19,830,625    1,492,218
   End of period                                (519,314)  4,717,020    22,268,664    1,562,780
                                             -----------  ----------  ------------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                (115,142)    284,484     2,438,039       70,562
                                             -----------  ----------  ------------  -----------
Increase (decrease) in net assets from
   operations                                $   250,681  $  777,021  $  5,920,928  $   752,524
                                             ===========  ==========  ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                             Conservative
                                                Growth     Equity Income  Flexible Income    Growth
                                               Portfolio       Fund          Portfolio        Fund
                                               (Class 2)     (Class 2)       (Class 2)     (Class 2)
                                             ------------  -------------  ---------------  ---------
Investment income:
   Dividends                                 $   973,244    $   636,008    $  2,466,882    $       0
                                             -----------    -----------    ------------    ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (817,343)      (464,010)       (775,161)     (12,466)
                                             -----------    -----------    ------------    ---------
Net investment income (loss)                     155,901        171,998       1,691,721      (12,466)
                                             -----------    -----------    ------------    ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   7,767,215      3,786,419      19,454,599      257,364
   Cost of shares sold                        (6,682,753)    (3,289,973)    (18,744,767)    (224,953)
                                             -----------    -----------    ------------    ---------
Net realized gains (losses) from securities
   transactions                                1,084,462        496,446         709,832       32,411
Realized gain distributions                            0      2,049,836          36,546            0
                                             -----------    -----------    ------------    ---------
Net realized gains (losses)                    1,084,462      2,546,282         746,378       32,411
                                             -----------    -----------    ------------    ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         9,485,847      4,882,015       3,168,199      192,617
   End of period                              11,097,977      5,471,295       2,293,124      159,889
                                             -----------    -----------    ------------    ---------
Change in net unrealized appreciation
    (depreciation) of investments              1,612,130        589,280        (875,075)     (32,728)
                                             -----------    -----------    ------------    ---------
Increase (decrease) in net assets from
   operations                                $ 2,852,493    $ 3,307,560    $  1,563,024    $ (12,783)
                                             ===========    ===========    ============    =========

                                                                       International   Mid Cap
                                               Growth &      Income        Growth       Stock
                                             Income Fund      Fund          Fund         Fund
                                              (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                             -----------  -----------  -------------  ---------
Investment income:
   Dividends                                  $  40,150   $   934,041    $  46,287    $  52,379
                                              ---------   -----------    ---------    ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (39,810)     (211,333)     (29,320)     (40,143)
                                              ---------   -----------    ---------    ---------
Net investment income (loss)                        340       722,708       16,967       12,236
                                              ---------   -----------    ---------    ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    862,750     6,488,186      132,689      605,570
   Cost of shares sold                         (764,966)   (6,696,174)    (136,106)    (542,052)
                                              ---------   -----------    ---------    ---------
Net realized gains (losses) from securities
   transactions                                  97,784      (207,988)      (3,417)      63,518
Realized gain distributions                           0         9,646            0      355,365
                                              ---------   -----------    ---------    ---------
Net realized gains (losses)                      97,784      (198,342)      (3,417)     418,883
                                              ---------   -----------    ---------    ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          432,362      (346,829)     154,227      509,239
   End of period                                480,748      (568,372)     233,552      253,922
                                              ---------   -----------    ---------    ---------
Change in net unrealized appreciation
    (depreciation) of investments                48,386      (221,543)      79,325     (255,317)
                                              ---------   -----------    ---------    ---------
Increase (decrease) in net assets from
   operations                                 $ 146,510   $   302,823    $  92,875    $ 175,802
                                              =========   ===========    =========    =========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                Money                 Short Term     Small
                                                Market       REIT       Income    Cap Growth
                                                 Fund        Fund        Fund        Fund
                                              (Class 2)   (Class 2)   (Class 2)    (Class 2)
                                             -----------  ---------  -----------  ----------
Investment income:
   Dividends                                 $   116,578  $ 29,806   $   177,932  $       0
                                             -----------  --------   -----------  ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (46,816)  (14,708)      (52,250)   (13,278)
                                             -----------  --------   -----------  ---------
Net investment income (loss)                      69,762    15,098       125,682    (13,278)
                                             -----------  --------   -----------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   8,764,340    99,393     2,228,630    238,660
   Cost of shares sold                        (8,764,340)  (91,824)   (2,314,662)  (215,378)
                                             -----------  --------   -----------  ---------
Net realized gains (losses) from securities
   transactions                                        0     7,569       (86,032)    23,282
Realized gain distributions                            0   104,477             0          0
                                             -----------  --------   -----------  ---------
Net realized gains (losses)                            0   112,046       (86,032)    23,282
                                             -----------  --------   -----------  ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                                 0    45,161      (164,392)   103,410
   End of period                                       0   131,469      (135,742)    49,041
                                             -----------  --------   -----------  ---------
Change in net unrealized appreciation
   (depreciation) of investments                       0    86,308        28,650    (54,369)
                                             -----------  --------   -----------  ---------
Increase (decrease) in net assets from
   operations                                $    69,762  $213,452   $    68,300  $ (44,365)
                                             ===========  ========   ===========  =========

                                               Small     Strategic         U.S.        West Coast
                                             Cap Value     Growth       Government       Equity
                                                Fund     Portfolio   Securities Fund      Fund
                                             (Class 2)   (Class 2)      (Class 2)      (Class 2)
                                             ---------  -----------  ---------------  -----------
Investment income:
   Dividends                                 $  1,467   $   223,935    $   293,056    $    37,515
                                             --------   -----------    -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,227)     (289,677)       (85,022)      (135,720)
                                             --------   -----------    -----------    -----------
Net investment income (loss)                      240       (65,742)       208,034        (98,205)
                                             --------   -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   23,974     2,602,674      4,015,183      1,768,552
   Cost of shares sold                        (26,640)   (2,275,439)    (4,197,225)    (1,467,788)
                                             --------   -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions                                (2,666)      327,235       (182,042)       300,764
Realized gain distributions                    12,717             0              0        225,091
                                             --------   -----------    -----------    -----------
Net realized gains (losses)                    10,051       327,235       (182,042)       525,855
                                             --------   -----------    -----------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            (68)    2,996,182       (263,861)     2,007,429
   End of period                              (11,286)    3,744,744       (214,774)     1,977,597
                                             --------   -----------    -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments              (11,218)      748,562         49,087        (29,832)
                                             --------   -----------    -----------    -----------
Increase (decrease) in net assets from
   operations                                $   (927)  $ 1,010,055    $    75,079    $   397,818
                                             ========   ===========    ===========    ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                              Columbia    Columbia     Columbia
                                                Asset       Large        Small       Columbia
                                             Allocation   Cap Value     Company    High Yield
                                                Fund,       Fund,    Growth Fund,     Fund,
                                              Variable    Variable     Variable      Variable
                                               Series      Series       Series        Series
                                              (Class A)   (Class A)    (Class A)    (Class A)
                                             ----------  ----------  ------------  -----------
Investment income:
   Dividends                                 $ 104,083   $  685,193   $ 273,354    $   742,844
                                             ---------   ----------   ---------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (15,962)     (82,627)    (47,855)      (362,919)
                                             ---------   ----------   ---------    -----------
Net investment income (loss)                    88,121      602,566     225,499        379,925
                                             ---------   ----------   ---------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   128,363    1,062,444     693,679      6,591,145
   Cost of shares sold                        (118,156)    (948,168)   (588,100)    (6,268,238)
                                             ---------   ----------   ---------    -----------
Net realized gains (losses) from securities
   transactions                                 10,207      114,276     105,579        322,907
Realized gain distributions                    119,263      179,239     522,977        252,630
                                             ---------   ----------   ---------    -----------
Net realized gains (losses)                    129,470      293,515     628,556        575,537
                                             ---------   ----------   ---------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         207,440    1,221,526     915,182      1,229,208
   End of period                                18,204      873,791     216,176      1,599,514
                                             ---------   ----------   ---------    -----------
Change in net unrealized appreciation
    (depreciation) of investments             (189,236)    (347,735)   (699,006)       370,306
                                             ---------   ----------   ---------    -----------
Increase (decrease) in net assets from
   operations                                $  28,355   $  548,346   $ 155,049    $ 1,325,768
                                             =========   ==========   =========    ===========

                                               Columbia                                 Columbia
                                                Marsico     Columbia     Columbia       Marsico
                                                Focused      Marsico      Marsico    International
                                               Equities      Growth    21st Century  Opportunities
                                                 Fund,        Fund,        Fund,         Fund,
                                               Variable     Variable     Variable       Variable
                                                Series       Series       Series         Series
                                               (Class A)    (Class A)    (Class A)     (Class B)
                                             ------------  ----------  ------------  -------------
Investment income:
   Dividends                                 $          0  $        0   $   3,361     $   21,194
                                             ------------  ----------   ---------     ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (798,975)    (75,176)    (20,420)       (83,674)
                                             ------------  ----------   ---------     ----------
Net investment income (loss)                     (798,975)    (75,176)    (17,059)       (62,480)
                                             ------------  ----------   ---------     ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    5,742,963     908,167     153,576      1,155,895
   Cost of shares sold                         (4,604,405)   (791,388)   (131,051)      (898,278)
                                             ------------  ----------   ---------     ----------
Net realized gains (losses) from securities
   transactions                                 1,138,558     116,779      22,525        257,617
Realized gain distributions                             0           0      61,271        223,721
                                             ------------  ----------   ---------     ----------
Net realized gains (losses)                     1,138,558     116,779      83,796        481,338
                                             ------------  ----------   ---------     ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         12,479,807   1,322,482     431,576      1,745,243
   End of period                               10,937,408   1,154,969     451,919      1,965,831
                                             ------------  ----------   ---------     ----------
Change in net unrealized appreciation
    (depreciation) of investments              (1,542,399)   (167,513)     20,343        220,588
                                             ------------  ----------   ---------     ----------
Increase (decrease) in net assets from
   operations                                $ (1,202,816) $ (125,910)  $  87,080     $  639,446
                                             ============  ==========   =========     ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                              Columbia
                                              Mid Cap
                                               Growth
                                               Fund,       Asset        Global
                                              Variable   Allocation     Growth        Growth
                                               Series       Fund         Fund          Fund
                                             (Class A)   (Class 2)     (Class 2)     (Class 2)
                                             ---------  -----------  ------------  ------------
Investment income:
   Dividends                                 $       0  $   486,320  $  3,471,766  $    859,865
                                             ---------  -----------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (24,519)  (1,572,237)   (4,467,285)   (7,850,842)
                                             ---------  -----------  ------------  ------------
Net investment income (loss)                   (24,519)  (1,085,917)     (995,519)   (6,990,977)
                                             ---------  -----------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   215,552    8,976,490    16,962,264    40,686,103
   Cost of shares sold                        (182,235)  (7,413,661)  (13,625,183)  (32,712,291)
                                             ---------  -----------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                 33,317    1,562,829     3,337,081     7,973,812
Realized gain distributions                    101,350    1,804,093             0     4,243,493
                                             ---------  -----------  ------------  ------------
Net realized gains (losses)                    134,667    3,366,922     3,337,081    12,217,305
                                             ---------  -----------  ------------  ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         281,607   19,194,124    60,387,208   128,831,047
   End of period                               324,975   26,496,492    93,780,779   134,021,985
                                             ---------  -----------  ------------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                43,368    7,302,368    33,393,571     5,190,938
                                             ---------  -----------  ------------  ------------
Increase (decrease) in net assets from
   operations                                $ 153,516  $ 9,583,373  $ 35,735,133  $ 10,417,266
                                             =========  ===========  ============  ============

                                                Growth        Asset         Cash
                                                Income      Allocation   Management      Growth
                                                 Fund          Fund         Fund          Fund
                                               (Class 2)    (Class 3)     (Class 3)     (Class 3)
                                             ------------  -----------  ------------  ------------
Investment income:
   Dividends                                 $  1,764,434  $   279,280  $    377,588  $    604,548
                                             ------------  -----------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (7,612,265)    (751,458)     (170,292)   (4,657,828)
                                             ------------  -----------  ------------  ------------
Net investment income (loss)                   (5,847,831)    (472,178)      207,296    (4,053,280)
                                             ------------  -----------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   42,112,691    9,781,806    18,037,181    71,730,171
   Cost of shares sold                        (35,882,199)  (9,499,555)  (17,837,789)  (71,200,539)
                                             ------------  -----------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                 6,230,492      282,251       199,392       529,632
Realized gain distributions                    15,780,953    1,003,662             0     2,907,952
                                             ------------  -----------  ------------  ------------
Net realized gains (losses)                    22,011,445    1,285,913       199,392     3,437,584
                                             ------------  -----------  ------------  ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         80,548,453   (1,186,137)      169,701    (5,671,342)
   End of period                              113,107,004    3,621,140       175,404     4,824,991
                                             ------------  -----------  ------------  ------------
Change in net unrealized appreciation
   (depreciation) of investments               32,558,551    4,807,277         5,703    10,496,333
                                             ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
   operations                                $ 48,722,165  $ 5,621,012  $    412,391  $  9,880,637
                                             ============  ===========  ============  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                                                           U.S.
                                                                                       Government/
                                                Growth-    High-Income                  AAA-Rated
                                                Income         Bond     International   Securities
                                                 Fund          Fund          Fund          Fund
                                               (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                             ------------  -----------  -------------  -----------
Investment income:
   Dividends                                 $  1,231,072  $ 2,047,053  $    254,834   $ 1,244,652
                                             ------------  -----------  ------------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (4,461,683)    (343,401)   (1,131,401)     (332,337)
                                             ------------  -----------  ------------   -----------
Net investment income (loss)                   (3,230,611)   1,703,652      (876,567)      912,315
                                             ------------  -----------  ------------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   57,825,580    6,333,755    13,450,617     8,881,603
   Cost of shares sold                        (59,979,647)  (7,272,111)  (12,170,883)   (9,792,586)
                                             ------------  -----------  ------------   -----------
Net realized gains (losses) from securities
   transactions                                (2,154,067)    (938,356)    1,279,734      (910,983)
Realized gain distributions                    10,808,590            0     1,053,317             0
                                             ------------  -----------  ------------   -----------
Net realized gains (losses)                     8,654,523     (938,356)    2,333,051      (910,983)
                                             ------------  -----------  ------------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        (30,224,952)  (6,178,597)    6,426,195    (3,681,870)
   End of period                                 (815,277)  (5,017,970)   15,676,617    (3,189,162)
                                             ------------  -----------  ------------   -----------
Change in net unrealized appreciation
   (depreciation) of investments               29,409,675    1,160,627     9,250,422       492,708
                                             ------------  -----------  ------------   -----------
Increase (decrease) in net assets from
   operations                                $ 34,833,587  $ 1,925,923  $ 10,706,906   $   494,040
                                             ============  ===========  ============   ===========

                                                                            BB&T
                                                Growth        Mid Cap      Capital
                                              and Income       Value       Manager       BB&T
                                               Portfolio     Portfolio   Equity VIF  Large Cap VIF
                                              (Class VC)    (Class VC)    Portfolio    Portfolio
                                             ------------  ------------  ----------  -------------
Investment income:
   Dividends                                 $          0  $          0   $ 24,052      $ 8,768
                                             ------------  ------------   --------      -------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (2,399,402)   (1,227,542)   (16,638)      (5,663)
                                             ------------  ------------   --------      -------
Net investment income (loss)                   (2,399,402)   (1,227,542)     7,414        3,105
                                             ------------  ------------   --------      -------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   18,166,763    21,703,414     70,901        5,176
   Cost of shares sold                        (16,076,562)  (18,462,583)   (70,896)      (5,115)
                                             ------------  ------------   --------      -------
Net realized gains (losses) from securities
   transactions                                 2,090,201     3,240,831          5           61
Realized gain distributions                             0             0     78,746            0
                                             ------------  ------------   --------      -------
Net realized gains (losses)                     2,090,201     3,240,831     78,751           61
                                             ------------  ------------   --------      -------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         16,273,394    17,729,256       (450)      (1,758)
   End of period                               36,503,758    17,489,924    (14,415)      52,873
                                             ------------  ------------   --------      -------
Change in net unrealized appreciation
   (depreciation) of investments               20,230,364      (239,332)   (13,965)      54,631
                                             ------------  ------------   --------      -------
Increase (decrease) in net assets from
   operations                                $ 19,921,163  $  1,773,957   $ 72,200      $57,797
                                             ============  ============   ========      =======

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                                          BB&T
                                                BB&T        BB&T        Special         BB&T
                                              Large Cap    Mid Cap   Opportunities  Total Return
                                             Growth VIF  Growth VIF    Equity VIF     Bond VIF
                                              Portfolio   Portfolio    Portfolio      Portfolio
                                             ----------  ----------  -------------  ------------
Investment income:
   Dividends                                  $   639    $   1,992     $    852       $ 34,299
                                              -------    ---------     --------       --------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (843)     (10,049)     (14,080)       (12,202)
                                              -------    ---------     --------       --------
Net investment income (loss)                     (204)      (8,057)     (13,228)        22,097
                                              -------    ---------     --------       --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    5,719       66,693       55,505         24,526
   Cost of shares sold                         (5,995)     (69,202)     (54,680)       (24,692)
                                              -------    ---------     --------       --------
Net realized gains (losses) from securities
   transactions                                  (276)      (2,509)         825           (166)
Realized gain distributions                       205       78,095       84,209              0
                                              -------    ---------     --------       --------
Net realized gains (losses)                       (71)      75,586       85,034           (166)
                                              -------    ---------     --------       --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           (256)         275        1,258            456
   End of period                                1,373     (148,344)      82,526         21,978
                                              -------    ---------     --------       --------
Change in net unrealized appreciation
   (depreciation) of investments                1,629     (148,619)      81,268         21,522
                                              -------    ---------     --------       --------
Increase (decrease) in net assets from
   operations                                 $ 1,354    $ (81,090)    $153,074       $ 43,453
                                              =======    =========     ========       ========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)

                                                                           Government
                                                 Asset        Capital         and
                                              Allocation    Appreciation  Quality Bond     Growth
                                               Portfolio     Portfolio      Portfolio     Portfolio
                                               (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                             ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  5,817,359  $  (7,250,933) $  6,705,966  $ (1,684,168)
   Net realized gains (losses)                  5,520,398      2,294,531      (622,799)   25,889,427
   Change in net unrealized appreciation
      (depreciation) of investments             2,696,940     29,008,929    (3,585,641)  (10,060,164)
                                             ------------  -------------  ------------  ------------
      Increase (decrease) in net assets
         from operations                       14,034,697     24,052,527     2,497,526    14,145,095
                                             ------------  -------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                 1,452,195      3,014,967     2,004,269     1,259,894
   Cost of units redeemed                     (47,846,608)   (93,845,595)  (47,841,372)  (39,098,573)
   Net transfers                               (8,162,662)   (20,526,607)    1,311,046   (11,478,186)
                                             ------------  -------------  ------------  ------------
      Increase (decrease) in net assets
         from capital transactions            (54,557,075)  (111,357,235)  (44,526,057)  (49,316,865)
                                             ------------  -------------  ------------  ------------
Increase (decrease) in net assets             (40,522,378)   (87,304,708)  (42,028,531)  (35,171,770)
Net assets at beginning of period             321,733,604    757,649,565   313,817,725   322,928,294
                                             ------------  -------------  ------------  ------------
Net assets at end of period                  $281,211,226  $ 670,344,857  $271,789,194  $287,756,524
                                             ============  =============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      61,895         72,970       118,456        42,047
   Units redeemed                              (2,027,009)    (2,329,448)   (2,827,306)   (1,241,911)
   Units transferred                             (348,982)      (509,110)       70,640      (372,547)
                                             ------------  -------------  ------------  ------------
Increase (decrease) in units outstanding       (2,314,096)    (2,765,588)   (2,638,210)   (1,572,411)
Beginning units                                13,938,800     19,508,840    18,471,409    10,505,079
                                             ------------  -------------  ------------  ------------
Ending units                                   11,624,704     16,743,252    15,833,199     8,932,668
                                             ============  =============  ============  ============

                                                                                       Government
                                                Natural       Asset        Capital        and
                                               Resources    Allocation  Appreciation  Quality Bond
                                               Portfolio    Portfolio     Portfolio     Portfolio
                                               (Class 1)    (Class 2)     (Class 2)     (Class 2)
                                             ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (1,007,918) $   329,687  $ (1,426,154) $  2,726,626
   Net realized gains (losses)                 21,807,322      304,450     4,301,435      (577,851)
   Change in net unrealized appreciation
      (depreciation) of investments            (5,377,007)     152,246     1,110,007    (1,125,742)
                                             ------------  -----------  ------------  ------------
      Increase (decrease) in net assets
         from operations                       15,422,397      786,383     3,985,288     1,023,033
                                             ------------  -----------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                 1,641,983      130,796     2,422,532     1,310,149
   Cost of units redeemed                     (24,778,677)  (1,137,784)  (10,455,931)  (10,767,540)
   Net transfers                                2,107,863     (166,112)     (904,764)      533,559
                                             ------------  -----------  ------------  ------------
      Increase (decrease) in net assets
         from capital transactions            (21,028,831)  (1,173,100)   (8,938,163)   (8,923,832)
                                             ------------  -----------  ------------  ------------
Increase (decrease) in net assets              (5,606,434)    (386,717)   (4,952,875)   (7,900,799)
Net assets at beginning of period             179,488,507   17,640,251   125,735,996   124,714,245
                                             ------------  -----------  ------------  ------------
Net assets at end of period                  $173,882,073  $17,253,534  $120,783,121  $116,813,446
                                             ============  ===========  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      36,981        5,373        60,424        77,781
   Units redeemed                                (551,953)     (48,707)     (258,282)     (638,245)
   Units transferred                               21,735       (6,960)      (24,597)       31,347
                                             ------------  -----------  ------------  ------------
Increase (decrease) in units outstanding         (493,237)     (50,294)     (222,455)     (529,117)
Beginning units                                 4,551,838      771,375     3,183,176     7,329,772
                                             ------------  -----------  ------------  ------------
Ending units                                    4,058,601      721,081     2,960,721     6,800,655
                                             ============  ===========  ============  ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)


                                                            Natural       Asset        Capital
                                                Growth     Resources    Allocation  Appreciation
                                              Portfolio    Portfolio    Portfolio     Portfolio
                                              (Class 2)    (Class 2)    (Class 3)     (Class 3)
                                             -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (518,777) $  (257,248) $   513,469  $ (3,694,893)
   Net realized gains (losses)                 8,331,964    3,867,025      161,722     1,518,542
   Change in net unrealized appreciation
      (depreciation) of investments           (4,418,921)    (880,413)     318,369    11,109,853
                                             -----------  -----------  -----------  ------------
      Increase (decrease) in net assets
         from operations                       3,394,266    2,729,364      993,560     8,933,502
                                             -----------  -----------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                  928,599      326,716    4,090,929    69,170,380
   Cost of units redeemed                     (5,412,234)  (2,651,674)  (1,441,162)  (13,066,144)
   Net transfers                              (1,562,844)   2,220,817    4,715,181    25,802,305
                                             -----------  -----------  -----------  ------------
      Increase (decrease) in net assets
         from capital transactions            (6,046,479)    (104,141)   7,364,948    81,906,541
                                             -----------  -----------  -----------  ------------
Increase (decrease) in net assets             (2,652,213)   2,625,223    8,358,508    90,840,043
Net assets at beginning of period             76,357,097   33,185,413   17,058,830   262,830,722
                                             -----------  -----------  -----------  ------------
Net assets at end of period                  $73,704,884  $35,810,636  $25,417,338  $353,670,765
                                             ===========  ===========  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     30,253        7,566      176,706     1,724,367
   Units redeemed                               (173,571)     (60,671)     (62,094)     (326,334)
   Units transferred                             (50,900)      48,854      205,036       643,246
                                             -----------  -----------  -----------  ------------
Increase (decrease) in units outstanding        (194,218)      (4,251)     319,648     2,041,279
Beginning units                                2,499,894      847,774      750,594     6,681,856
                                             -----------  -----------  -----------  ------------
Ending units                                   2,305,676      843,523    1,070,242     8,723,135
                                             ===========  ===========  ===========  ============

                                              Government
                                                 and                       Natural     Aggressive
                                             Quality Bond     Growth      Resources      Growth
                                               Portfolio     Portfolio    Portfolio     Portfolio
                                               (Class 3)     (Class 3)    (Class 3)     (Class 1)
                                             ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  8,461,780  $ (1,280,599) $  (549,898) $ (1,266,359)
   Net realized gains (losses)                   (404,602)   16,877,713    4,600,383    (1,791,928)
   Change in net unrealized appreciation
      (depreciation) of investments            (4,336,547)   (8,565,027)  (1,050,861)    5,911,369
                                             ------------  ------------  -----------  ------------
      Increase (decrease) in net assets
         from operations                        3,720,631     7,032,087    2,999,624     2,853,082
                                             ------------  ------------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                58,580,415    24,559,654   27,930,872       839,801
   Cost of units redeemed                     (18,701,046)   (8,139,238)  (4,082,067)  (13,931,855)
   Net transfers                               30,619,098     9,031,985   11,661,875   (13,926,577)
                                             ------------  ------------  -----------  ------------
      Increase (decrease) in net assets
         from capital transactions             70,498,467    25,452,401   35,510,680   (27,018,631)
                                             ------------  ------------  -----------  ------------
Increase (decrease) in net assets              74,219,098    32,484,488   38,510,304   (24,165,549)
Net assets at beginning of period             292,427,365   146,367,054   57,999,175   121,925,535
                                             ------------  ------------  -----------  ------------
Net assets at end of period                  $366,646,463  $178,851,542  $96,509,479  $ 97,759,986
                                             ============  ============  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   3,502,671       786,406      636,422        52,781
   Units redeemed                              (1,120,078)     (260,932)     (91,443)     (861,659)
   Units transferred                            1,822,393       288,779      256,769      (859,565)
                                             ------------  ------------  -----------  ------------
Increase (decrease) in units outstanding        4,204,986       814,253      801,748    (1,668,443)
Beginning units                                17,250,525     4,809,610    1,488,282     7,756,045
                                             ------------  ------------  -----------  ------------
Ending units                                   21,455,511     5,623,863    2,290,030     6,087,602
                                             ============  ============  ===========  ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)


                                                Alliance     Blue Chip       Cash        Corporate
                                                Growth         Growth     Management       Bond
                                               Portfolio     Portfolio     Portfolio     Portfolio
                                               (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                             -------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (6,860,307) $  (225,392) $ (1,733,868) $ (1,877,242)
   Net realized gains (losses)                 (27,953,397)      86,684     2,194,982       557,296
   Change in net unrealized appreciation
      (depreciation) of investments              7,901,814      345,247     2,897,134     5,804,949
                                             -------------  -----------  ------------  ------------
      Increase (decrease) in net assets
         from operations                       (26,911,890)     206,539     3,358,248     4,485,003
                                             -------------  -----------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                  3,149,311      108,529     2,529,371     1,244,489
   Cost of units redeemed                      (83,735,361)  (2,192,814)  (78,136,961)  (24,132,779)
   Net transfers                               (40,361,510)  (4,877,093)  104,990,853     3,584,745
                                             -------------  -----------  ------------  ------------
      Increase (decrease) in net assets
         from capital transactions            (120,947,560)  (6,961,378)   29,383,263   (19,303,545)
                                             -------------  -----------  ------------  ------------
Increase (decrease) in net assets             (147,859,450)  (6,754,839)   32,741,511   (14,818,542)
Net assets at beginning of period              677,466,507   24,055,659   121,430,235   174,651,502
                                             -------------  -----------  ------------  ------------
Net assets at end of period                  $ 529,607,057  $17,300,820  $154,171,746  $159,832,960
                                             =============  ===========  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       98,421       17,024       193,040        71,874
   Units redeemed                               (2,586,557)    (362,197)   (5,961,808)   (1,395,951)
   Units transferred                            (1,253,505)    (792,269)    8,040,088       202,475
                                             -------------  -----------  ------------  ------------
Increase (decrease) in units outstanding        (3,741,641)  (1,137,442)    2,271,320    (1,121,602)
Beginning units                                 20,472,605    3,948,546     9,367,344    10,147,415
                                             -------------  -----------  ------------  ------------
Ending units                                    16,730,964    2,811,104    11,638,664     9,025,813
                                             =============  ===========  ============  ============

                                                  Davis                                   Federated
                                                 Venture      "Dogs" of     Emerging      American
                                                  Value      Wall Street     Markets       Leaders
                                                Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                             --------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (16,255,333) $  (603,822) $ (1,436,425) $ (1,322,951)
   Net realized gains (losses)                   61,716,368    1,489,768    13,734,238     3,647,298
   Change in net unrealized appreciation
      (depreciation) of investments              32,901,184    5,374,394    (1,032,133)    5,034,824
                                             --------------  -----------  ------------  ------------
      Increase (decrease) in net assets
         from operations                         78,362,219    6,260,340    11,265,680     7,359,171
                                             --------------  -----------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                   5,360,506      366,440       500,676       405,622
   Cost of units redeemed                      (198,750,121)  (9,068,361)  (16,105,442)  (18,018,594)
   Net transfers                                (34,602,126)   1,698,558    (5,814,555)   (8,034,170)
                                             --------------  -----------  ------------  ------------
      Increase (decrease) in net assets
         from capital transactions             (227,991,741)  (7,003,363)  (21,419,321)  (25,647,142)
                                             --------------  -----------  ------------  ------------
Increase (decrease) in net assets              (149,629,522)    (743,023)  (10,153,641)  (18,287,971)
Net assets at beginning of period             1,496,562,341   55,512,513   121,396,530   125,937,063
                                             --------------  -----------  ------------  ------------
Net assets at end of period                  $1,346,932,819  $54,769,490  $111,242,889  $107,649,092
                                             ==============  ===========  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       152,922       32,193        31,034        22,317
   Units redeemed                                (5,652,960)    (789,275)     (991,077)     (970,695)
   Units transferred                               (982,559)     128,022      (428,092)     (434,603)
                                             --------------  -----------  ------------  ------------
Increase (decrease) in units outstanding         (6,482,597)    (629,060)   (1,388,135)   (1,382,981)
Beginning units                                  43,943,760    5,091,088     8,139,591     6,941,211
                                             --------------  -----------  ------------  ------------
Ending units                                     37,461,163    4,462,028     6,751,456     5,558,230
                                             ==============  ===========  ============  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                                           Goldman
                                                Global        Global        Sachs        Growth-
                                                 Bond        Equities     Research        Income
                                               Portfolio     Portfolio    Portfolio     Portfolio
                                               (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                             ------------  ------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (837,381) $ (2,025,388) $  (160,462) $  (5,815,571)
   Net realized gains (losses)                    767,507     3,232,510      317,519      7,553,108
   Change in net unrealized appreciation
      (depreciation) of investments               795,997    17,089,902    1,005,783      1,182,793
                                             ------------  ------------  -----------  -------------
      Increase (decrease) in net assets
         from operations                          726,123    18,297,024    1,162,840      2,920,330
                                             ------------  ------------  -----------  -------------
From capital transactions:
   Net proceeds from units sold                   364,054       650,477       44,490      2,272,586
   Cost of units redeemed                     (10,824,380)  (24,561,037)  (1,650,282)   (73,071,528)
   Net transfers                                1,153,204    (1,618,688)  (1,241,622)   (31,809,676)
                                             ------------  ------------  -----------  -------------
      Increase (decrease) in net assets
         from capital transactions             (9,307,122)  (25,529,248)  (2,847,414)  (102,608,618)
                                             ------------  ------------  -----------  -------------
Increase (decrease) in net assets              (8,580,999)   (7,232,224)  (1,684,574)   (99,688,288)
Net assets at beginning of period              77,386,541   176,433,813   14,900,856    560,747,209
                                             ------------  ------------  -----------  -------------
Net assets at end of period                  $ 68,805,542  $169,201,589  $13,216,282  $ 461,058,921
                                             ============  ============  ===========  =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      20,640        30,839        6,214         74,509
   Units redeemed                                (613,569)   (1,167,418)    (223,828)    (2,458,212)
   Units transferred                               72,827       (81,492)    (169,042)    (1,082,108)
                                             ------------  ------------  -----------  -------------
Increase (decrease) in units outstanding         (520,102)   (1,218,071)    (386,656)    (3,465,811)
Beginning units                                 4,424,400     8,990,627    2,095,442     18,999,995
                                             ------------  ------------  -----------  -------------
Ending units                                    3,904,298     7,772,556    1,708,786     15,534,184
                                             ============  ============  ===========  =============

                                                                          International  International
                                                 Growth      High-Yield    Diversified       Growth
                                             Opportunities      Bond         Equities       & Income
                                               Portfolio      Portfolio     Portfolio      Portfolio
                                               (Class 1)      (Class 1)     (Class 1)      (Class 1)
                                             -------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (232,275)  $ (2,092,159) $ (1,695,453)  $ (2,491,613)
   Net realized gains (losses)                    473,804      3,796,176     4,452,663      9,580,983
   Change in net unrealized appreciation
      (depreciation) of investments              (109,141)    14,517,363    12,375,715     20,344,314
                                              -----------   ------------  ------------   ------------
      Increase (decrease) in net assets
         from operations                          132,388     16,221,380    15,132,925     27,433,684
                                              -----------   ------------  ------------   ------------
From capital transactions:
   Net proceeds from units sold                   175,072      1,159,085       834,920        874,779
   Cost of units redeemed                      (2,563,123)   (30,247,262)  (19,289,439)   (29,291,378)
   Net transfers                                8,175,615      1,202,078     3,585,341      7,398,714
                                              -----------   ------------  ------------   ------------
      Increase (decrease) in net assets
         from capital transactions              5,787,564    (27,886,099)  (14,869,178)   (21,017,885)
                                              -----------   ------------  ------------   ------------
Increase (decrease) in net assets               5,919,952    (11,664,719)      263,747      6,415,799
Net assets at beginning of period              14,730,534    194,304,447   143,352,493    209,984,834
                                              -----------   ------------  ------------   ------------
Net assets at end of period                   $20,650,486   $182,639,728  $143,616,240   $216,400,633
                                              ===========   ============  ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      31,499         59,306        62,317         53,636
   Units redeemed                                (466,276)    (1,553,135)   (1,492,078)    (1,781,891)
   Units transferred                            1,378,244         43,863       267,986        422,746
                                              -----------   ------------  ------------   ------------
Increase (decrease) in units outstanding          943,467     (1,449,966)   (1,161,775)    (1,305,509)
Beginning units                                 2,903,895     10,415,282    11,973,066     13,993,625
                                              -----------   ------------  ------------   ------------
Ending units                                    3,847,362      8,965,316    10,811,291     12,688,116
                                              ===========   ============  ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                                MFS
                                                           Massachusetts       MFS
                                                Marsico      Investors       Mid-Cap         MFS
                                                Growth         Trust         Growth     Total Return
                                               Portfolio     Portfolio      Portfolio     Portfolio
                                               (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                             ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (765,565)  $ (1,779,848)  $ (1,283,384) $ (5,245,280)
   Net realized gains (losses)                 3,064,601         41,852     (6,421,265)   10,629,379
   Change in net unrealized appreciation
      (depreciation) of investments           (3,499,384)    11,346,812      1,505,821    18,436,945
                                             -----------   ------------   ------------  ------------
      Increase (decrease) in net assets
         from operations                      (1,200,348)     9,608,816     (6,198,828)   23,821,044
                                             -----------   ------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                  627,954        764,290        572,640     1,714,359
   Cost of units redeemed                     (7,452,819)   (21,872,058)   (12,276,731)  (60,732,432)
   Net transfers                               1,408,021     (7,817,399)    (5,958,683)  (20,844,969)
                                             -----------   ------------   ------------  ------------
      Increase (decrease) in net assets
         from capital transactions            (5,416,844)   (28,925,167)   (17,662,774)  (79,863,042)
                                             -----------   ------------   ------------  ------------
Increase (decrease) in net assets             (6,617,192)   (19,316,351)   (23,861,602)  (56,041,998)
Net assets at beginning of period             68,345,854    166,238,426    120,741,874   488,726,740
                                             -----------   ------------   ------------  ------------
Net assets at end of period                  $61,728,662   $146,922,075   $ 96,880,272  $432,684,742
                                             ===========   ============   ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     54,133         35,474         53,683        68,142
   Units redeemed                               (651,953)    (1,016,199)    (1,154,681)   (2,346,464)
   Units transferred                             101,966       (359,940)      (573,879)     (801,969)
                                             -----------   ------------   ------------  ------------
Increase (decrease) in units outstanding        (495,854)    (1,340,665)    (1,674,877)   (3,080,291)
Beginning units                                5,993,627      7,919,315     11,316,233    19,397,126
                                             -----------   ------------   ------------  ------------
Ending units                                   5,497,773      6,578,650      9,641,356    16,316,835
                                             ===========   ============   ============  ============


                                                Putnam
                                                Growth:        Real       SunAmerica
                                                Voyager       Estate       Balanced     Technology
                                               Portfolio     Portfolio     Portfolio    Portfolio
                                               (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                             ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (1,614,690) $ (1,618,502) $ (1,479,306) $  (220,986)
   Net realized gains (losses)                (10,023,533)   10,085,788    (3,764,270)    (426,961)
   Change in net unrealized appreciation
      (depreciation) of investments             7,664,512    18,222,935    10,750,384     (128,917)
                                             ------------  ------------  ------------  -----------
      Increase (decrease) in net assets
         from operations                       (3,973,711)   26,690,221     5,506,808     (776,864)
                                             ------------  ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                   602,924       492,960       639,400      184,231
   Cost of units redeemed                     (20,142,044)  (20,106,067)  (18,677,706)  (2,059,562)
   Net transfers                              (10,984,191)    2,890,563    (8,993,489)  (1,358,824)
                                             ------------  ------------  ------------  -----------
      Increase (decrease) in net assets
         from capital transactions            (30,523,311)  (16,722,544)  (27,031,795)  (3,234,155)
                                             ------------  ------------  ------------  -----------
Increase (decrease) in net assets             (34,497,022)    9,967,677   (21,524,987)  (4,011,019)
Net assets at beginning of period             159,424,404   135,771,300   140,851,928   21,113,755
                                             ------------  ------------  ------------  -----------
Net assets at end of period                  $124,927,382  $145,738,977  $119,326,941  $17,102,736
                                             ============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      34,567        18,900        42,349       81,311
   Units redeemed                              (1,127,541)     (757,293)   (1,231,141)    (864,932)
   Units transferred                             (625,555)       95,371      (599,984)    (625,365)
                                             ------------  ------------  ------------  -----------
Increase (decrease) in units outstanding       (1,718,529)     (643,022)   (1,788,776)  (1,408,986)
Beginning units                                 8,783,260     5,696,302     9,426,437    8,755,032
                                             ------------  ------------  ------------  -----------
Ending units                                    7,064,731     5,053,280     7,637,661    7,346,046
                                             ============  ============  ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)


                                               Telecom      Worldwide    Aggressive    Alliance
                                               Utility     High Income     Growth       Growth
                                              Portfolio     Portfolio    Portfolio     Portfolio
                                              (Class 1)     (Class 1)    (Class 2)     (Class 2)
                                             -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (382,229) $   (644,134) $  (147,143) $   (800,680)
   Net realized gains (losses)                  (423,153)   (1,162,651)     689,106     2,048,094
   Change in net unrealized appreciation
      (depreciation) of investments            5,091,103     3,839,577     (263,258)   (4,367,486)
                                             -----------  ------------  -----------  ------------
      Increase (decrease) in net assets
         from operations                       4,285,721     2,032,792      278,705    (3,120,072)
                                             -----------  ------------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                   86,931       275,956      123,887       848,336
   Cost of units redeemed                     (4,824,547)   (8,139,318)  (1,197,714)   (5,785,659)
   Net transfers                               3,000,993    (1,014,991)    (876,744)   (3,000,167)
                                             -----------  ------------  -----------  ------------
      Increase (decrease) in net assets
         from capital transactions            (1,736,623)   (8,878,353)  (1,950,571)   (7,937,490)
                                             -----------  ------------  -----------  ------------
Increase (decrease) in net assets              2,549,098    (6,845,561)  (1,671,866)  (11,057,562)
Net assets at beginning of period             34,000,852    60,077,709   13,205,800    74,076,893
                                             -----------  ------------  -----------  ------------
Net assets at end of period                  $36,549,950  $ 53,232,148  $11,533,934  $ 63,019,331
                                             ===========  ============  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      6,769        13,514        7,462        27,117
   Units redeemed                               (376,776)     (404,978)     (74,375)     (179,888)
   Units transferred                             223,841       (51,645)     (55,057)      (95,531)
                                             -----------  ------------  -----------  ------------
Increase (decrease) in units outstanding        (146,166)     (443,109)    (121,970)     (248,302)
Beginning units                                2,789,284     3,031,147      844,654     2,245,783
                                             -----------  ------------  -----------  ------------
Ending units                                   2,643,118     2,588,038      722,684     1,997,481
                                             ===========  ============  ===========  ============

                                                                                         Davis
                                              Blue Chip       Cash       Corporate      Venture
                                                Growth     Management       Bond         Value
                                              Portfolio     Portfolio    Portfolio    Portfolio
                                              (Class 2)     (Class 2)    (Class 2)     (Class 2)
                                             -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (117,398) $   (569,298) $  (602,772) $ (2,331,774)
   Net realized gains (losses)                   223,202       561,251      143,103     6,626,136
   Change in net unrealized appreciation
      (depreciation) of investments              (40,136)      994,555    1,820,256     6,425,646
                                             -----------  ------------  -----------  ------------
      Increase (decrease) in net assets
         from operations                          65,668       986,508    1,360,587    10,720,008
                                             -----------  ------------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                  125,595       778,826      524,755     2,190,547
   Cost of units redeemed                       (859,192)  (12,608,691)  (6,251,976)  (16,567,475)
   Net transfers                                (447,631)   17,687,486      882,032    (1,890,606)
                                             -----------  ------------  -----------  ------------
      Increase (decrease) in net assets
         from capital transactions            (1,181,228)    5,857,621   (4,845,189)  (16,267,534)
                                             -----------  ------------  -----------  ------------
Increase (decrease) in net assets             (1,115,560)    6,844,129   (3,484,602)   (5,547,526)
Net assets at beginning of period             10,793,351    42,210,412   53,570,302   202,665,477
                                             -----------  ------------  -----------  ------------
Net assets at end of period                  $ 9,677,791  $ 49,054,541  $50,085,700  $197,117,951
                                             ===========  ============  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     20,612        59,774       30,685        62,796
   Units redeemed                               (143,749)     (969,371)    (363,838)     (474,612)
   Units transferred                             (72,562)    1,363,850       50,672       (56,423)
                                             -----------  ------------  -----------  ------------
Increase (decrease) in units outstanding        (195,699)      454,253     (282,481)     (468,239)
Beginning units                                1,793,058     3,274,033    3,136,037     5,951,410
                                             -----------  ------------  -----------  ------------
Ending units                                   1,597,359     3,728,286    2,853,556     5,483,171
                                             ===========  ============  ===========  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                                         Federated
                                              "Dogs" of     Emerging      American      Foreign
                                             Wall Street     Markets      Leaders        Value
                                              Portfolio     Portfolio    Portfolio     Portfolio
                                              (Class 2)     (Class 2)    (Class 2)     (Class 2)
                                             -----------  -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (200,268) $  (272,242)  $  (211,892) $  (799,813)
   Net realized gains (losses)                   497,047    1,864,968       554,026    2,136,465
   Change in net unrealized appreciation
      (depreciation) of investments            1,712,204      312,430       793,867    7,095,252
                                             -----------  -----------   -----------  -----------
      Increase (decrease) in net assets
         from operations                       2,008,983    1,905,156     1,136,001    8,431,904
                                             -----------  -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                  320,588      182,137       123,828      965,100
   Cost of units redeemed                     (1,430,595)  (1,469,664)   (1,825,191)  (4,786,578)
   Net transfers                              (1,439,719)   1,434,804      (902,548)   1,414,920
                                             -----------  -----------   -----------  -----------
      Increase (decrease) in net assets
         from capital transactions            (2,549,726)     147,277    (2,603,911)  (2,406,558)
                                             -----------  -----------   -----------  -----------
Increase (decrease) in net assets               (540,743)   2,052,433    (1,467,910)   6,025,346
Net assets at beginning of period             18,073,453   19,388,777    19,019,597   65,728,196
                                             -----------  -----------   -----------  -----------
Net assets at end of period                  $17,532,710  $21,441,210   $17,551,687  $71,753,542
                                             ===========  ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     28,284       10,470         6,773       55,999
   Units redeemed                               (125,345)     (91,081)      (99,699)    (279,861)
   Units transferred                            (131,596)      84,145       (49,024)      80,242
                                             -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding        (228,657)       3,534      (141,950)    (143,620)
Beginning units                                1,669,202    1,312,679     1,056,981    4,123,859
                                             -----------  -----------   -----------  -----------
Ending units                                   1,440,545    1,316,213       915,031    3,980,239
                                             ===========  ===========   ===========  ===========

                                                                         Goldman
                                                Global       Global       Sachs      Growth-
                                                 Bond       Equities    Research      Income
                                              Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 2)    (Class 2)    (Class 2)   (Class 2)
                                             -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (191,030) $  (185,442) $  (64,023) $  (405,598)
   Net realized gains (losses)                    97,888      791,238     158,160      957,084
   Change in net unrealized appreciation
      (depreciation) of investments              234,523      929,158     361,350     (368,876)
                                             -----------  -----------  ----------  -----------
      Increase (decrease) in net assets
         from operations                         141,381    1,534,954     455,487      182,610
                                             -----------  -----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                   93,817      319,355      30,349      193,381
   Cost of units redeemed                     (1,479,780)  (1,511,650)   (338,895)  (2,544,208)
   Net transfers                                 611,275    1,659,393     (48,555)  (1,532,560)
                                             -----------  -----------  ----------  -----------
      Increase (decrease) in net assets
         from capital transactions              (774,688)     467,098    (357,101)  (3,883,387)
                                             -----------  -----------  ----------  -----------
Increase (decrease) in net assets               (633,307)   2,002,052      98,386   (3,700,777)
Net assets at beginning of period             16,870,464   14,236,176   5,477,982   36,371,175
                                             -----------  -----------  ----------  -----------
Net assets at end of period                  $16,237,157  $16,238,228  $5,576,368  $32,670,398
                                             ===========  ===========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      5,327       16,254       4,163        6,453
   Units redeemed                                (84,415)     (72,400)    (46,486)     (86,055)
   Units transferred                              34,757       77,149      (6,295)     (51,212)
                                             -----------  -----------  ----------  -----------
Increase (decrease) in units outstanding         (44,331)      21,003     (48,618)    (130,814)
Beginning units                                  966,703      728,068     775,921    1,227,675
                                             -----------  -----------  ----------  -----------
Ending units                                     922,372      749,071     727,303    1,096,861
                                             ===========  ===========  ==========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)


                                                                         International  International
                                                 Growth      High-Yield   Diversified       Growth
                                             Opportunities      Bond        Equities       & Income
                                               Portfolio      Portfolio    Portfolio      Portfolio
                                               (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                             -------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (90,671)   $  (431,224)  $  (645,328)   $  (411,863)
   Net realized gains (losses)                   282,953        942,381     1,837,513      2,009,674
   Change in net unrealized appreciation
      (depreciation) of investments               31,180      2,680,658     4,328,780      2,775,379
                                              ----------    -----------   -----------    -----------
      Increase (decrease) in net assets
         from operations                         223,462      3,191,815     5,520,965      4,373,190
                                              ----------    -----------   -----------    -----------
From capital transactions:
   Net proceeds from units sold                   49,578        362,974       655,686        742,961
   Cost of units redeemed                       (589,332)    (5,112,234)   (4,347,029)    (3,196,829)
   Net transfers                               2,503,345      2,019,626       642,031        364,958
                                              ----------    -----------   -----------    -----------
      Increase (decrease) in net assets
         from capital transactions             1,963,591     (2,729,634)   (3,049,312)    (2,088,910)
                                              ----------    -----------   -----------    -----------
Increase (decrease) in net assets              2,187,053        462,181     2,471,653      2,284,280
Net assets at beginning of period              6,012,922     37,619,765    52,774,309     33,475,092
                                              ----------    -----------   -----------    -----------
Net assets at end of period                   $8,199,975    $38,081,946   $55,245,962    $35,759,372
                                              ==========    ===========   ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      8,641         18,370        55,348         44,346
   Units redeemed                               (108,023)      (264,475)     (342,085)      (197,045)
   Units transferred                             447,737        100,353        41,512         21,213
                                              ----------    -----------   -----------    -----------
Increase (decrease) in units outstanding         348,355       (145,752)     (245,225)      (131,486)
Beginning units                                1,192,495      2,033,766     4,438,672      2,229,312
                                              ----------    -----------   -----------    -----------
Ending units                                   1,540,850      1,888,014     4,193,447      2,097,826
                                              ==========    ===========   ===========    ===========

                                                               MFS
                                                          Massachusetts      MFS
                                               Marsico      Investors      Mid-Cap     MFS Total
                                                Growth        Trust         Growth       Return
                                              Portfolio     Portfolio     Portfolio     Portfolio
                                              (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                             -----------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (523,615)  $  (308,540)  $  (525,959) $ (1,586,284)
   Net realized gains (losses)                 1,525,270       893,405     1,303,824     2,237,988
   Change in net unrealized appreciation
      (depreciation) of investments           (1,739,090)    1,014,443    (3,318,413)    6,329,091
                                             -----------   -----------   -----------  ------------
      Increase (decrease) in net assets
         from operations                        (737,435)    1,599,308    (2,540,548)    6,980,795
                                             -----------   -----------   -----------  ------------
From capital transactions:
   Net proceeds from units sold                  247,638       146,209       730,252       817,034
   Cost of units redeemed                     (3,109,558)   (2,081,647)   (3,988,610)   (9,393,787)
   Net transfers                                (936,033)   (1,503,736)   (2,032,794)   (6,914,963)
                                             -----------   -----------   -----------  ------------
      Increase (decrease) in net assets
         from capital transactions            (3,797,953)   (3,439,174)   (5,291,152)  (15,491,716)
                                             -----------   -----------   -----------  ------------
Increase (decrease) in net assets             (4,535,388)   (1,839,866)   (7,831,700)   (8,510,921)
Net assets at beginning of period             46,464,676    27,344,095    48,180,986   141,431,354
                                             -----------   -----------   -----------  ------------
Net assets at end of period                  $41,929,288   $25,504,229   $40,349,286  $132,920,433
                                             ===========   ===========   ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     21,564         6,744        69,201        31,606
   Units redeemed                               (275,553)      (97,217)     (376,561)     (365,777)
   Units transferred                             (85,129)      (70,157)     (191,711)     (266,943)
                                             -----------   -----------   -----------  ------------
Increase (decrease) in units outstanding        (339,118)     (160,630)     (499,071)     (601,114)
Beginning units                                4,104,780     1,306,956     4,509,492     5,597,294
                                             -----------   -----------   -----------  ------------
Ending units                                   3,765,662     1,146,326     4,010,421     4,996,180
                                             ===========   ===========   ===========  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                Putnam
                                               Growth:        Real     Small & Mid   SunAmerica
                                               Voyager       Estate     Cap Value     Balanced
                                              Portfolio    Portfolio    Portfolio    Portfolio
                                              (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (97,581) $  (399,585) $  (560,768) $  (218,350)
   Net realized gains (losses)                   200,774    1,438,927    1,876,599      238,122
   Change in net unrealized appreciation
      (depreciation) of investments             (352,780)   5,226,318      654,625      756,375
                                             -----------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from operations                        (249,587)   6,265,660    1,970,456      776,147
                                             -----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                   69,452      162,415      511,556      188,571
   Cost of units redeemed                       (919,321)  (2,550,909)  (3,780,391)  (1,767,391)
   Net transfers                                (706,556)   1,268,646      407,803     (740,195)
                                             -----------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from capital transactions            (1,556,425)  (1,119,848)  (2,861,032)  (2,319,015)
                                             -----------  -----------  -----------  -----------
Increase (decrease) in net assets             (1,806,012)   5,145,812     (890,576)  (1,542,868)
Net assets at beginning of period              8,933,244   30,902,945   47,874,716   19,333,865
                                             -----------  -----------  -----------  -----------
Net assets at end of period                  $ 7,127,232  $36,048,757  $46,984,140  $17,790,997
                                             ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      3,958        6,320       30,334       12,397
   Units redeemed                                (52,534)     (97,527)    (220,098)    (117,204)
   Units transferred                             (39,987)      46,381       20,443      (48,721)
                                             -----------  -----------  -----------  -----------
Increase (decrease) in units outstanding         (88,563)     (44,826)    (169,321)    (153,528)
Beginning units                                  494,045    1,307,417    2,909,687    1,299,119
                                             -----------  -----------  -----------  -----------
Ending units                                     405,482    1,262,591    2,740,366    1,145,591
                                             ===========  ===========  ===========  ===========


                                                            Telecom    Worldwide    Aggressive
                                              Technology    Utility   High Income     Growth
                                              Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 2)    (Class 2)   (Class 2)    (Class 3)
                                             -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (106,250) $  (47,535) $  (84,435)  $  (136,438)
   Net realized gains (losses)                    31,593      69,095      75,828       277,466
   Change in net unrealized appreciation
      (depreciation) of investments             (308,618)    481,082     256,095        83,257
                                             -----------  ----------  -----------  -----------
      Increase (decrease) in net assets
         from operations                        (383,275)    502,642     247,488       224,285
                                             -----------  ----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                  140,457      38,948      31,536     2,435,050
   Cost of units redeemed                       (590,094)   (282,764)   (482,245)     (612,328)
   Net transfers                                (871,664)    518,729    (398,291)     (323,046)
                                             -----------  ----------  -----------  -----------
      Increase (decrease) in net assets
         from capital transactions            (1,321,301)    274,913    (849,000)    1,499,676
                                             -----------  ----------  -----------  -----------
Increase (decrease) in net assets             (1,704,576)    777,555    (601,512)    1,723,961
Net assets at beginning of period              9,658,176   3,755,001   7,502,640    10,678,069
                                             -----------  ----------  -----------  -----------
Net assets at end of period                  $ 7,953,600  $4,532,556  $6,901,128   $12,402,030
                                             ===========  ==========  ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     60,180       2,966       1,547       153,276
   Units redeemed                               (249,103)    (22,419)    (24,210)      (38,323)
   Units transferred                            (402,147)     39,655     (20,225)      (19,744)
                                             -----------  ----------  -----------  -----------
Increase (decrease) in units outstanding        (591,070)     20,202     (42,888)       95,209
Beginning units                                4,040,880     310,837     381,621       687,004
                                             -----------  ----------  -----------  -----------
Ending units                                   3,449,810     331,039     338,733       782,213
                                             ===========  ==========  ==========   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                              American       American       American
                                                            Funds Asset    Funds Global      Funds
                                               Alliance      Allocation       Growth         Growth
                                                Growth          SAST           SAST           SAST
                                               Portfolio     Portfolio      Portfolio      Portfolio
                                               (Class 3)   (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                             ------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (1,518,295)    $   (39)      $    (76)      $    (70)
   Net realized gains (losses)                    437,337          (3)             4             (4)
   Change in net unrealized appreciation
      (depreciation) of investments            (3,646,801)        489          1,449            969
                                             ------------     -------       --------       --------
      Increase (decrease) in net assets
         from operations                       (4,727,759)        447          1,377            895
                                             ------------     -------       --------       --------
From capital transactions:
   Net proceeds from units sold                43,173,093      65,207        159,056        136,049
   Cost of units redeemed                      (5,707,354)          0              0              0
   Net transfers                               15,573,965           0              0              0
                                             ------------     -------       --------       --------
      Increase (decrease) in net assets
         from capital transactions             53,039,704      65,207        159,056        136,049
                                             ------------     -------       --------       --------
Increase (decrease) in net assets              48,311,945      65,654        160,433        136,944
Net assets at beginning of period             109,639,085           0              0              0
                                             ------------     -------       --------       --------
Net assets at end of period                  $157,951,030     $65,654       $160,433       $136,944
                                             ============     =======       ========       ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   1,383,354       6,582         15,928         13,763
   Units redeemed                                (179,302)          0              0              0
   Units transferred                              497,734           0              0              0
                                             ------------     -------       --------       --------
Increase (decrease) in units outstanding        1,701,786       6,582         15,928         13,763
Beginning units                                 3,334,903           0              0              0
                                             ------------     -------       --------       --------
Ending units                                    5,036,689       6,582         15,928         13,763
                                             ============     =======       ========       ========

                                                American
                                                 Funds
                                             Growth-Income   Blue Chip       Cash       Corporate
                                                  SAST         Growth     Management       Bond
                                               Portfolio     Portfolio     Portfolio     Portfolio
                                             (Class 3) (1)   (Class 3)     (Class 3)     (Class 3)
                                             -------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    (75)    $  (121,261) $ (1,718,212) $ (1,896,683)
   Net realized gains (losses)                        6         151,283     1,269,914      (111,253)
   Change in net unrealized appreciation
      (depreciation) of investments               2,002          33,878     3,282,320     6,932,988
                                               --------     -----------  ------------  ------------
      Increase (decrease) in net assets
         from operations                          1,933          63,900     2,834,022     4,925,052
                                               --------     -----------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                 120,444       1,470,601    53,314,793    42,616,290
   Cost of units redeemed                             0        (619,841)  (27,920,064)   (8,184,062)
   Net transfers                                      0        (943,018)   28,506,934    19,570,868
                                               --------     -----------  ------------  ------------
      Increase (decrease) in net assets
         from capital transactions              120,444         (92,258)   53,901,663    54,003,096
                                               --------     -----------  ------------  ------------
Increase (decrease) in net assets               122,377         (28,358)   56,735,685    58,928,148
Net assets at beginning of period                     0      10,050,320   116,342,721   134,772,323
                                               --------     -----------  ------------  ------------
Net assets at end of period                    $122,377     $10,021,962  $173,078,406  $193,700,471
                                               ========     ===========  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    12,023         249,121     4,113,711     2,514,962
   Units redeemed                                     0        (103,540)   (2,156,228)     (481,142)
   Units transferred                                  0        (160,876)    2,205,756     1,149,598
                                               --------     -----------  ------------  ------------
Increase (decrease) in units outstanding         12,023         (15,295)    4,163,239     3,183,418
Beginning units                                       0       1,679,003     9,053,081     7,942,153
                                               --------     -----------  ------------  ------------
Ending units                                     12,023       1,663,708    13,216,320    11,125,571
                                               ========     ===========  ============  ============

(1)  For the period from September 1, 2006 (inception) to September 30, 2006.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                 Davis                                Federated
                                                Venture     "Dogs" of     Emerging     American
                                                 Value     Wall Street    Markets      Leaders
                                               Portfolio    Portfolio    Portfolio    Portfolio
                                               (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                             ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (4,852,393) $  (168,906) $  (511,288) $  (622,628)
   Net realized gains (losses)                    828,137      149,959    1,029,877      282,208
   Change in net unrealized appreciation
      (depreciation) of investments            25,911,873    1,668,629    2,256,670    3,642,664
                                             ------------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from operations                       21,887,617    1,649,682    2,775,259    3,302,244
                                             ------------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                98,266,759    1,562,214   20,499,384    7,019,250
   Cost of units redeemed                     (17,277,060)    (975,515)  (1,848,157)  (2,665,019)
   Net transfers                               39,131,846    2,740,904    6,534,140    2,934,793
                                             ------------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from capital transactions            120,121,545    3,327,603   25,185,367    7,289,024
                                             ------------  -----------  -----------  -----------
Increase (decrease) in net assets             142,009,162    4,977,285   27,960,626   10,591,268
Net assets at beginning of period             340,438,300   12,046,258   27,245,093   45,910,950
                                             ------------  -----------  -----------  -----------
Net assets at end of period                  $482,447,462  $17,023,543  $55,205,719  $56,502,218
                                             ============  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   2,835,978      137,115    1,282,948      384,565
   Units redeemed                                (497,374)     (86,224)    (114,138)    (145,728)
   Units transferred                            1,122,857      237,902      389,721      160,511
                                             ------------  -----------  -----------  -----------
Increase (decrease) in units outstanding        3,461,461      288,793    1,558,531      399,348
Beginning units                                10,031,357    1,118,148    1,855,986    2,563,558
                                             ------------  -----------  -----------  -----------
Ending units                                   13,492,818    1,406,941    3,414,517    2,962,906
                                             ============  ===========  ===========  ===========

                                                                                       Goldman
                                                Foreign       Global       Global       Sachs
                                                 Value         Bond       Equities    Research
                                               Portfolio    Portfolio    Portfolio    Portfolio
                                               (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                             ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (3,900,961) $  (403,565) $  (226,286) $  (24,312)
   Net realized gains (losses)                  3,582,972       33,690      314,657      24,684
   Change in net unrealized appreciation
      (depreciation) of investments            38,570,307      635,065    1,622,833     160,600
                                             ------------  -----------  -----------  ----------
      Increase (decrease) in net assets
         from operations                       38,252,318      265,190    1,711,204     160,972
                                             ------------  -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                43,128,890    7,166,821    4,759,646     791,202
   Cost of units redeemed                     (17,744,368)  (1,999,121)    (918,996)    (81,180)
   Net transfers                               20,968,943    8,157,610    3,800,988      24,711
                                             ------------  -----------  -----------  ----------
      Increase (decrease) in net assets
         from capital transactions             46,353,465   13,325,310    7,641,638     734,733
                                             ------------  -----------  -----------  ----------
Increase (decrease) in net assets              84,605,783   13,590,500    9,352,842     895,705
Net assets at beginning of period             276,138,381   27,672,258   13,743,678   1,517,038
                                             ------------  -----------  -----------  ----------
Net assets at end of period                  $360,744,164  $41,262,758  $23,096,520  $2,412,743
                                             ============  ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   2,539,937      413,367      229,810     108,711
   Units redeemed                              (1,037,451)    (114,842)     (44,152)    (11,065)
   Units transferred                            1,218,244      468,599      181,313       3,332
                                             ------------  -----------  -----------  ----------
Increase (decrease) in units outstanding        2,720,730      767,124      366,971     100,978
Beginning units                                17,387,531    1,592,915      707,607     216,548
                                             ------------  -----------  -----------  ----------
Ending units                                   20,108,261    2,360,039    1,074,578     317,526
                                             ============  ===========  ===========  ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)


                                                                                      International
                                               Growth-        Growth      High-Yield   Diversified
                                                Income    Opportunities      Bond        Equities
                                              Portfolio     Portfolio     Portfolio     Portfolio
                                              (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                             -----------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (236,386)  $  (139,398)  $  (722,892) $ (2,303,121)
   Net realized gains (losses)                   685,232        76,895       793,937     1,473,178
   Change in net unrealized appreciation
      (depreciation) of investments             (322,853)      (27,988)    5,198,871    18,722,722
                                             -----------   -----------   -----------  ------------
      Increase (decrease) in net assets
         from operations                         125,993       (90,491)    5,269,916    17,892,779
                                             -----------   -----------   -----------  ------------
From capital transactions:
   Net proceeds from units sold                2,952,274     8,978,752    10,228,562    41,786,328
   Cost of units redeemed                     (1,831,592)     (532,753)   (3,837,100)   (8,475,492)
   Net transfers                              (1,860,154)    7,743,606     8,761,291    12,793,573
                                             -----------   -----------   -----------  ------------
      Increase (decrease) in net assets
         from capital transactions              (739,472)   16,189,605    15,152,753    46,104,409
                                             -----------   -----------   -----------  ------------
Increase (decrease) in net assets               (613,479)   16,099,114    20,422,669    63,997,188
Net assets at beginning of period             20,628,849     4,716,663    52,826,902   156,308,756
                                             -----------   -----------   -----------  ------------
Net assets at end of period                  $20,015,370   $20,815,777   $73,249,571  $220,305,944
                                             ===========   ===========   ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     99,900     1,692,837       531,913     3,274,608
   Units redeemed                                (62,157)      (99,782)     (198,557)     (665,338)
   Units transferred                             (61,612)    1,398,830       450,716       996,270
                                             -----------   -----------   -----------  ------------
Increase (decrease) in units outstanding         (23,869)    2,991,885       784,072     3,605,540
Beginning units                                  698,613       941,986     2,866,342    13,189,193
                                             -----------   -----------   -----------  ------------
Ending units                                     674,744     3,933,871     3,650,414    16,794,733
                                             ===========   ===========   ===========  ============

                                                                              MFS
                                             International               Massachusetts      MFS
                                                 Growth       Marsico      Investors      Mid-Cap
                                                & Income       Growth        Trust         Growth
                                               Portfolio     Portfolio     Portfolio     Portfolio
                                               (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                             -------------  -----------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (734,180)  $  (365,287)  $  (588,707)  $  (855,329)
   Net realized gains (losses)                  1,093,992       321,386       402,349       458,956
   Change in net unrealized appreciation
      (depreciation) of investments             7,136,241      (508,316)    3,152,492    (4,268,168)
                                              -----------   -----------   -----------   -----------
      Increase (decrease) in net assets
         from operations                        7,496,053      (552,217)    2,966,134    (4,664,541)
                                              -----------   -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                24,229,624     4,172,036     4,934,278     9,187,024
   Cost of units redeemed                      (3,798,868)   (1,255,048)   (2,738,442)   (3,696,637)
   Net transfers                               11,442,325     2,027,258     1,933,397     2,585,344
                                              -----------   -----------   -----------   -----------
      Increase (decrease) in net assets
         from capital transactions             31,873,081     4,944,246     4,129,233     8,075,731
                                              -----------   -----------   -----------   -----------
Increase (decrease) in net assets              39,369,134     4,392,029     7,095,367     3,411,190
Net assets at beginning of period              46,777,214    28,756,731    45,036,510    67,407,060
                                              -----------   -----------   -----------   -----------
Net assets at end of period                   $86,146,348   $33,148,760   $52,131,877   $70,818,250
                                              ===========   ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   1,494,101       368,847       232,219       852,175
   Units redeemed                                (234,493)     (112,047)     (128,561)     (348,280)
   Units transferred                              703,126       183,781        90,673       236,490
                                              -----------   -----------   -----------   -----------
Increase (decrease) in units outstanding        1,962,734       440,581       194,331       740,385
Beginning units                                 3,137,910     2,549,066     2,160,255     6,332,686
                                              -----------   -----------   -----------   -----------
Ending units                                    5,100,644     2,989,647     2,354,586     7,073,071
                                              ===========   ===========   ===========   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                             Putnam
                                               MFS Total     Growth:       Real      Small & Mid
                                                Return       Voyager      Estate      Cap Value
                                               Portfolio    Portfolio   Portfolio     Portfolio
                                               (Class 3)    (Class 3)   (Class 3)     (Class 3)
                                             ------------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (2,589,092) $  (54,298) $  (746,194) $ (2,422,188)
   Net realized gains (losses)                    476,476     117,003    1,084,237     2,238,665
   Change in net unrealized appreciation
      (depreciation) of investments            13,632,080    (169,183)  11,167,379     7,192,260
                                             ------------  ----------  -----------  ------------
      Increase (decrease) in net assets
         from operations                       11,519,464    (106,478)  11,505,422     7,008,737
                                             ------------  ----------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                37,188,056     489,026   22,074,751    36,763,337
   Cost of units redeemed                     (10,801,729)   (183,091)  (3,955,163)  (12,048,138)
   Net transfers                               19,190,188    (621,277)   7,091,155    12,958,924
                                             ------------  ----------  -----------  ------------
      Increase (decrease) in net assets
         from capital transactions             45,576,515    (315,342)  25,210,743    37,674,123
                                             ------------  ----------  -----------  ------------
Increase (decrease) in net assets              57,095,979    (421,820)  36,716,165    44,682,860
Net assets at beginning of period             191,580,360   5,060,848   47,113,256   176,591,419
                                             ------------  ----------  -----------  ------------
Net assets at end of period                  $248,676,339  $4,639,028  $83,829,421  $221,274,279
                                             ============  ==========  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   1,459,705      28,234      839,485     2,153,170
   Units redeemed                                (428,094)    (10,385)    (150,299)     (705,490)
   Units transferred                              750,531     (33,790)     264,033       748,899
                                             ------------  ----------  -----------  ------------
Increase (decrease) in units outstanding        1,782,142     (15,941)     953,219     2,196,579
Beginning units                                 7,613,011     281,414    2,000,207    10,775,018
                                             ------------  ----------  -----------  ------------
Ending units                                    9,395,153     265,473    2,953,426    12,971,597
                                             ============  ==========  ===========  ============


                                             Small Company   SunAmerica                Telecom
                                                 Value        Balanced    Technology   Utility
                                               Portfolio     Portfolio    Portfolio   Portfolio
                                             (Class 3) (2)   (Class 3)    (Class 3)   (Class 3)
                                             -------------  -----------  -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   (30,303)  $  (160,221) $  (128,037) $ (3,373)
   Net realized gains (losses)                     (1,618)      125,594       11,127     4,348
   Change in net unrealized appreciation
      (depreciation) of investments                75,148       612,341     (283,871)   35,819
                                              -----------   -----------  -----------  --------
      Increase (decrease) in net assets
         from operations                           43,227       577,714     (400,781)   36,794
                                              -----------   -----------  -----------  --------
From capital transactions:
   Net proceeds from units sold                 7,510,835     1,636,382    2,043,333    96,647
   Cost of units redeemed                         (46,855)     (855,993)    (833,170)  (34,006)
   Net transfers                                3,321,081       424,151      434,893   354,760
                                              -----------   -----------  -----------  --------
      Increase (decrease) in net assets
         from capital transactions             10,785,061     1,204,540    1,645,056   417,401
                                              -----------   -----------  -----------  --------
Increase (decrease) in net assets              10,828,288     1,782,254    1,244,275   454,195
Net assets at beginning of period                       0    12,437,658   10,392,541   191,838
                                              -----------   -----------  -----------  --------
Net assets at end of period                   $10,828,288   $14,219,912  $11,636,816  $646,033
                                              ===========   ===========  ===========  ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     805,356       109,547      876,139     7,632
   Units redeemed                                  (5,028)      (57,118)    (353,165)   (2,587)
   Units transferred                              356,653        28,424      187,013    26,408
                                              -----------   -----------  -----------  --------
Increase (decrease) in units outstanding        1,156,981        80,853      709,987    31,453
Beginning units                                         0       839,731    4,362,535    16,011
                                              -----------   -----------  -----------  --------
Ending units                                    1,156,981       920,584    5,072,522    47,464
                                              ===========   ===========  ===========  ========

(2)  For the period from May 1, 2006 (inception) to September 30, 2006.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                              Worldwide                    Strategic     Growth and
                                             High Income     Comstock        Growth        Income
                                              Portfolio      Portfolio     Portfolio      Portfolio
                                              (Class 3)     (Class II)     (Class II)    (Class II)
                                             -----------   ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (17,011)   $    416,971   $  (343,073)  $   (914,247)
   Net realized gains (losses)                    3,892      27,722,119       729,957     30,365,428
   Change in net unrealized appreciation
      (depreciation) of investments              64,893        (576,614)   (1,637,758)     1,288,767
                                             ----------    ------------   -----------   ------------
      Increase (decrease) in net assets
         from operations                         51,774      27,562,476    (1,250,874)    30,739,948
                                             ----------    ------------   -----------   ------------
From capital transactions:
   Net proceeds from units sold                 255,936      21,071,048     2,047,338     50,189,799
   Cost of units redeemed                       (20,002)    (29,337,234)   (1,982,571)   (27,928,759)
   Net transfers                                 16,008      (9,077,263)   (2,371,991)    13,989,234
                                             ----------    ------------   -----------   ------------
      Increase (decrease) in net assets
         from capital transactions              251,942     (17,343,449)   (2,307,224)    36,250,274
                                             ----------    ------------   -----------   ------------
Increase (decrease) in net assets               303,716      10,219,027    (3,558,098)    66,990,222
Net assets at beginning of period             1,276,519     346,133,517    29,815,391    379,469,347
                                             ----------    ------------   -----------   ------------
Net assets at end of period                  $1,580,235    $356,352,544   $26,257,293   $446,459,569
                                             ==========    ============   ===========   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    12,993       1,654,984       211,631      3,637,894
   Units redeemed                                  (915)     (2,295,630)     (206,537)    (2,012,475)
   Units transferred                                801        (726,490)     (258,112)       997,616
                                             ----------    ------------   -----------   ------------
Increase (decrease) in units outstanding         12,879      (1,367,136)     (253,018)     2,623,035
Beginning units                                  65,141      27,979,899     3,095,493     28,184,146
                                             ----------    ------------   -----------   ------------
Ending units                                     78,020      26,612,763     2,842,475     30,807,181
                                             ==========    ============   ===========   ============

                                                            Conservative   Conservative     Equity
                                               Balanced       Balanced        Growth         Income
                                               Portfolio      Portfolio      Portfolio       Fund
                                               (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                             ------------   ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  1,731,157   $   270,508    $   359,040    $   286,308
   Net realized gains (losses)                  1,892,382       283,504      1,807,912      2,402,669
   Change in net unrealized appreciation
      (depreciation) of investments             3,256,382        32,516      1,164,900        992,813
                                             ------------   -----------    -----------    -----------
      Increase (decrease) in net assets
         from operations                        6,879,921       586,528      3,331,852      3,681,790
                                             ------------   -----------    -----------    -----------
From capital transactions:
   Net proceeds from units sold                 4,878,116       448,067      3,095,837      8,174,160
   Cost of units redeemed                     (11,638,851)   (1,377,517)    (6,075,531)    (1,790,735)
   Net transfers                               12,662,683       496,261      1,259,653      9,784,905
                                             ------------   -----------    -----------    -----------
      Increase (decrease) in net assets
         from capital transactions              5,901,948      (433,189)    (1,720,041)    16,168,330
                                             ------------   -----------    -----------    -----------
Increase (decrease) in net assets              12,781,869       153,339      1,611,811     19,850,120
Net assets at beginning of period             164,214,822    16,746,150     75,537,055     31,983,343
                                             ------------   -----------    -----------    -----------
Net assets at end of period                  $176,996,691   $16,899,489    $77,148,866    $51,833,463
                                             ============   ===========    ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     516,110        65,433        309,002        862,144
   Units redeemed                              (1,232,684)     (200,092)      (609,917)      (190,675)
   Units transferred                            1,333,399        70,697        123,786      1,029,592
                                             ------------   -----------    -----------    -----------
Increase (decrease) in units outstanding          616,825       (63,962)      (177,129)     1,701,061
Beginning units                                17,690,846     2,473,645      7,747,501      3,551,907
                                             ------------   -----------    -----------    -----------
Ending units                                   18,307,671     2,409,683      7,570,372      5,252,968
                                             ============   ===========    ===========    ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                             Flexible Income     Growth     Growth & Income      Income
                                                Portfolio         Fund            Fund            Fund
                                                (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                             ---------------   ----------   ---------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ 1,002,824     $  (15,483)    $   27,973      $   541,878
   Net realized gains (losses)                     413,501         33,742         70,497           (8,096)
   Change in net unrealized appreciation
      (depreciation) of investments               (486,442)       (28,961)       265,142         (228,063)
                                               -----------     ----------     ----------      -----------
      Increase (decrease) in net assets
         from operations                           929,883        (10,702)       363,612          305,719
                                               -----------     ----------     ----------      -----------
From capital transactions:
   Net proceeds from units sold                    422,210         66,054        153,259        2,044,669
   Cost of units redeemed                       (3,226,993)      (240,258)      (442,770)        (594,650)
   Net transfers                                (2,461,765)       109,634        364,953        1,431,656
                                               -----------     ----------     ----------      -----------
      Increase (decrease) in net assets
         from capital transactions              (5,266,548)       (64,570)        75,442        2,881,675
                                               -----------     ----------     ----------      -----------
Increase (decrease) in net assets               (4,336,665)       (75,272)       439,054        3,187,394
Net assets at beginning of period               36,966,967      1,588,145      8,231,857       10,574,852
                                               -----------     ----------     ----------      -----------
Net assets at end of period                    $32,630,302     $1,512,873     $8,670,911      $13,762,246
                                               ===========     ==========     ==========      ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       53,332          9,697         23,218          291,862
   Units redeemed                                 (408,821)       (35,176)       (68,775)         (84,740)
   Units transferred                              (311,516)        16,122         56,134          204,265
                                               -----------     ----------     ----------      -----------
Increase (decrease) in units outstanding          (667,005)        (9,357)        10,577          411,387
Beginning units                                  4,714,925        227,881      1,284,847        1,506,206
                                               -----------     ----------     ----------      -----------
Ending units                                     4,047,920        218,524      1,295,424        1,917,593
                                               ===========     ==========     ==========      ===========

                                             International     Mid Cap       Money
                                                 Growth         Stock        Market        REIT
                                                  Fund          Fund          Fund         Fund
                                               (Class 1)      (Class 1)    (Class 1)     (Class 1)
                                             -------------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $    9,451     $   38,389   $    75,860   $   20,141
   Net realized gains (losses)                     8,895        766,872             1      132,711
   Change in net unrealized appreciation
      (depreciation) of investments              108,212       (440,235)            0       64,743
                                              ----------     ----------   -----------   ----------
      Increase (decrease) in net assets
         from operations                         126,558        365,026        75,861      217,595
                                              ----------     ----------   -----------   ----------
From capital transactions:
   Net proceeds from units sold                  702,232        377,583     2,409,931      256,616
   Cost of units redeemed                        (42,971)      (291,109)   (2,395,820)     (40,183)
   Net transfers                                 944,175        563,744    (1,051,311)     217,443
                                              ----------     ----------   -----------   ----------
      Increase (decrease) in net assets
         from capital transactions             1,603,436        650,218    (1,037,200)     433,876
                                              ----------     ----------   -----------   ----------
Increase (decrease) in net assets              1,729,994      1,015,244      (961,339)     651,471
Net assets at beginning of period                955,377      5,615,742     4,747,631      953,068
                                              ----------     ----------   -----------   ----------
Net assets at end of period                   $2,685,371     $6,630,986   $ 3,786,292   $1,604,539
                                              ==========     ==========   ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    102,283         38,462       414,027       14,523
   Units redeemed                                 (6,237)       (29,818)     (413,033)      (2,212)
   Units transferred                             135,578         58,276      (180,382)      11,895
                                              ----------     ----------   -----------   ----------
Increase (decrease) in units outstanding         231,624         66,920      (179,388)      24,206
Beginning units                                  145,387        600,391       821,513       59,048
                                              ----------     ----------   -----------   ----------
Ending units                                     377,011        667,311       642,125       83,254
                                              ==========     ==========   ===========   ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                             Short Term      Small       Small      Strategic
                                               Income     Cap Growth   Cap Value      Growth
                                                Fund         Fund         Fund      Portfolio
                                              (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             ----------   ----------   ---------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  122,721   $  (20,492)  $    310    $   (10,781)
   Net realized gains (losses)                  (20,018)      18,840     12,367        385,476
   Change in net unrealized appreciation
      (depreciation) of investments             (30,773)     (65,782)   (11,989)       647,540
                                             ----------   ----------   --------    -----------
      Increase (decrease) in net assets
         from operations                         71,930      (67,434)       688      1,022,235
                                             ----------   ----------   --------    -----------
From capital transactions:
   Net proceeds from units sold                  95,677       33,140     42,658        389,470
   Cost of units redeemed                      (212,868)     (73,266)      (751)    (1,134,665)
   Net transfers                                682,888       77,405     71,592      1,164,605
                                             ----------   ----------   --------    -----------
      Increase (decrease) in net assets
         from capital transactions              565,697       37,279    113,499        419,410
                                             ----------   ----------   --------    -----------
Increase (decrease) in net assets               637,627      (30,155)   114,187      1,441,645
Net assets at beginning of period             2,847,813    1,725,811     54,025     21,337,914
                                             ----------   ----------   --------    -----------
Net assets at end of period                  $3,485,440   $1,695,656   $168,212    $22,779,559
                                             ==========   ==========   ========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    14,672        4,694      4,193         34,051
   Units redeemed                               (32,476)     (10,596)       (57)      (103,355)
   Units transferred                            106,838       10,889      6,984        107,173
                                             ----------   ----------   --------    -----------
Increase (decrease) in units outstanding         89,034        4,987     11,120         37,869
Beginning units                                 439,013      264,931      5,392      2,003,751
                                             ----------   ----------   --------    -----------
Ending units                                    528,047      269,918     16,512      2,041,620
                                             ==========   ==========   ========    ===========

                                                   U.S.        West Coast                  Conservative
                                               Government        Equity       Balanced       Balanced
                                               Securities         Fund        Portfolio      Portfolio
                                             Fund (Class 1)    (Class 1)      (Class 2)      (Class 2)
                                             --------------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   433,782     $  (124,844)  $  1,230,792   $   330,978
   Net realized gains (losses)                    (67,959)        617,381      2,252,097       350,984
   Change in net unrealized appreciation
      (depreciation) of investments              (115,142)        284,484      2,438,039        70,562
                                              -----------     -----------   ------------   -----------
      Increase (decrease) in net assets
         from operations                          250,681         777,021      5,920,928       752,524
                                              -----------     -----------   ------------   -----------
From capital transactions:
   Net proceeds from units sold                   513,315       5,742,110     12,398,180       342,337
   Cost of units redeemed                      (1,006,397)     (1,099,759)   (22,852,466)   (3,958,281)
   Net transfers                                 (462,674)      3,350,881     17,744,093     3,923,906
                                              -----------     -----------   ------------   -----------
      Increase (decrease) in net assets
         from capital transactions               (955,756)      7,993,232      7,289,807       307,962
                                              -----------     -----------   ------------   -----------
Increase (decrease) in net assets                (705,075)      8,770,253     13,210,735     1,060,486
Net assets at beginning of period              12,863,553      17,615,587    151,793,970    22,668,556
                                              -----------     -----------   ------------   -----------
Net assets at end of period                   $12,158,478     $26,385,840   $165,004,705   $23,729,042
                                              ===========     ===========   ============   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      78,640         490,986      1,322,850        50,174
   Units redeemed                                (154,963)        (95,124)    (2,448,514)     (583,129)
   Units transferred                              (70,967)        284,904      1,900,049       579,922
                                              -----------     -----------   ------------   -----------
Increase (decrease) in units outstanding         (147,290)        680,766        774,385        46,967
Beginning units                                 1,977,696       1,548,615     16,561,610     3,386,456
                                              -----------     -----------   ------------   -----------
Ending units                                    1,830,406       2,229,381     17,335,995     3,433,423
                                              ===========     ===========   ============   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                             Conservative
                                                Growth      Equity Income   Flexible Income     Growth
                                               Portfolio        Fund           Portfolio         Fund
                                               (Class 2)      (Class 2)        (Class 2)       (Class 2)
                                             ------------   -------------   ---------------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   155,901     $   171,998     $  1,691,721     $  (12,466)
   Net realized gains (losses)                 1,084,462       2,546,282          746,378         32,411
   Change in net unrealized appreciation
      (depreciation) of investments            1,612,130         589,280         (875,075)       (32,728)
                                             -----------     -----------     ------------     ----------
      Increase (decrease) in net assets
         from operations                       2,852,493       3,307,560        1,563,024        (12,783)
                                             -----------     -----------     ------------     ----------
From capital transactions:
   Net proceeds from units sold               13,857,583       4,410,975        1,175,462         48,700
   Cost of units redeemed                     (7,452,124)     (4,414,372)     (11,824,352)      (240,951)
   Net transfers                               4,060,244      10,784,287       (4,965,505)        96,359
                                             -----------     -----------     ------------     ----------
      Increase (decrease) in net assets
         from capital transactions            10,465,703      10,780,890      (15,614,395)       (95,892)
                                             -----------     -----------     ------------     ----------
Increase (decrease) in net assets             13,318,196      14,088,450      (14,051,371)      (108,675)
Net assets at beginning of period             60,112,261      31,798,289       72,158,552      1,092,368
                                             -----------     -----------     ------------     ----------
Net assets at end of period                  $73,430,457     $45,886,739     $ 58,107,181     $  983,693
                                             ===========     ===========     ============     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  1,419,870         471,770          142,137          7,160
   Units redeemed                               (761,218)       (474,485)      (1,511,148)       (35,849)
   Units transferred                             416,321       1,159,253         (637,024)        14,332
                                             -----------     -----------     ------------     ----------
Increase (decrease) in units outstanding       1,074,973       1,156,538       (2,006,035)       (14,357)
Beginning units                                6,262,591       3,594,472        9,335,143        158,725
                                             -----------     -----------     ------------     ----------
Ending units                                   7,337,564       4,751,010        7,329,108        144,368
                                             ===========     ===========     ============     ==========

                                                                             International     Mid Cap
                                             Growth & Income      Income         Growth         Stock
                                                  Fund             Fund           Fund          Fund
                                                (Class 2)       (Class 2)      (Class 2)      (Class 2)
                                             ---------------   -----------   -------------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $      340      $   722,708    $   16,967     $   12,236
   Net realized gains (losses)                     97,784         (198,342)       (3,417)       418,883
   Change in net unrealized appreciation
      (depreciation) of investments                48,386         (221,543)       79,325       (255,317)
                                               ----------      -----------    ----------     ----------
      Increase (decrease) in net assets
         from operations                          146,510          302,823        92,875        175,802
                                               ----------      -----------    ----------     ----------
From capital transactions:
   Net proceeds from units sold                   587,551        1,203,572       275,495        338,184
   Cost of units redeemed                        (735,701)      (4,830,234)     (117,516)      (538,621)
   Net transfers                                  191,940         (304,333)    2,727,091        439,802
                                               ----------      -----------    ----------     ----------
      Increase (decrease) in net assets
         from capital transactions                 43,790       (3,930,995)    2,885,070        239,365
                                               ----------      -----------    ----------     ----------
Increase (decrease) in net assets                 190,300       (3,628,172)    2,977,945        415,167
Net assets at beginning of period               3,310,365       19,976,647       900,848      3,013,085
                                               ----------      -----------    ----------     ----------
Net assets at end of period                    $3,500,665      $16,348,475    $3,878,793     $3,428,252
                                               ==========      ===========    ==========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      92,433          174,224        40,890         34,785
   Units redeemed                                (115,373)        (694,993)      (17,423)       (56,273)
   Units transferred                               30,366          (44,523)      391,325         46,133
                                               ----------      -----------    ----------     ----------
Increase (decrease) in units outstanding            7,426         (565,292)      414,792         24,645
Beginning units                                   526,805        2,876,751       139,057        328,177
                                               ----------      -----------    ----------     ----------
Ending units                                      534,231        2,311,459       553,849        352,822
                                               ==========      ===========    ==========     ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                Money                  Short Term     Small
                                                Market       REIT        Income    Cap Growth
                                                 Fund        Fund         Fund        Fund
                                              (Class 2)    (Class 2)   (Class 2)    (Class 2)
                                             -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    69,762  $   15,098  $   125,682  $  (13,278)
   Net realized gains (losses)                         0     112,046      (86,032)     23,282
   Change in net unrealized appreciation
      (depreciation) of investments                    0      86,308       28,650     (54,369)
                                             -----------  ----------  -----------  ----------
      Increase (decrease) in net assets
         from operations                          69,762     213,452       68,300     (44,365)
                                             -----------  ----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                4,824,545     300,701            0     104,589
   Cost of units redeemed                     (3,534,979)    (45,361)  (1,699,306)   (205,209)
   Net transfers                              (1,639,253)    484,398      (38,096)     92,540
                                             -----------  ----------  -----------  ----------
      Increase (decrease) in net assets
         from capital transactions              (349,687)    739,738   (1,737,402)     (8,080)
                                             -----------  ----------  -----------  ----------
Increase (decrease) in net assets               (279,925)    953,190   (1,669,102)    (52,445)
Net assets at beginning of period              3,261,968     953,457    5,083,545   1,067,052
                                             -----------  ----------  -----------  ----------
Net assets at end of period                  $ 2,982,043  $1,906,647  $ 3,414,443  $1,014,607
                                             ===========  ==========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    841,098      15,947            0      14,983
   Units redeemed                               (615,549)     (2,506)    (263,758)    (31,066)
   Units transferred                            (282,756)     26,482       (6,204)     14,292
                                             -----------  ----------  -----------  ----------
Increase (decrease) in units outstanding         (57,207)     39,923     (269,962)     (1,791)
Beginning units                                  573,706      58,819      792,896     166,608
                                             -----------  ----------  -----------  ----------
Ending units                                     516,499      98,742      522,934     164,817
                                             ===========  ==========  ===========  ==========

                                                                         U.S.
                                               Small     Strategic    Government   West Coast
                                             Cap Value     Growth     Securities     Equity
                                               Fund      Portfolio       Fund        Fund
                                             (Class 2)   (Class 2)    (Class 2)    (Class 2)
                                             ---------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    240   $   (65,742) $   208,034  $   (98,205)
   Net realized gains (losses)                 10,051       327,235     (182,042)     525,855
   Change in net unrealized appreciation
      (depreciation) of investments           (11,218)      748,562       49,087      (29,832)
                                             ---------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from operations                         (927)    1,010,055       75,079      397,818
                                             ---------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold               151,491     6,211,297      140,018    1,451,629
   Cost of units redeemed                      (3,918)   (1,821,464)  (3,450,493)  (1,443,190)
   Net transfers                               64,976       999,002     (280,906)   2,406,995
                                             ---------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from capital transactions            212,549     5,388,835   (3,591,381)   2,415,434
                                             ---------  -----------  -----------  -----------
Increase (decrease) in net assets             211,622     6,398,890   (3,516,302)   2,813,252
Net assets at beginning of period              14,625    20,280,840    8,703,199   10,079,033
                                             ---------  -----------  -----------  -----------
Net assets at end of period                  $226,247   $26,679,730  $ 5,186,897  $12,892,285
                                             =========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  14,809       579,076       22,041      127,219
   Units redeemed                                (391)     (168,940)    (543,203)    (125,664)
   Units transferred                            6,382        91,073      (44,184)     209,555
                                             ---------  -----------  -----------  -----------
Increase (decrease) in units outstanding       20,800       501,209     (565,346)     211,110
Beginning units                                 1,465     1,933,183    1,364,116      904,287
                                             ---------  -----------  -----------  -----------
Ending units                                   22,265     2,434,392      798,770    1,115,397
                                             =========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                              Columbia    Columbia     Columbia
                                               Asset        Large        Small      Columbia
                                             Allocation   Cap Value     Company     High Yield
                                                Fund,       Fund,    Growth Fund,     Fund,
                                              Variable    Variable     Variable      Variable
                                               Series      Series       Series        Series
                                             (Class A)    (Class A)    (Class A)    (Class A)
                                             ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   88,121  $  602,566   $  225,499   $   379,925
   Net realized gains (losses)                  129,470     293,515      628,556       575,537
   Change in net unrealized appreciation
      (depreciation) of investments            (189,236)   (347,735)    (699,006)      370,306
                                             ----------  ----------   ----------   -----------
      Increase (decrease) in net assets
         from operations                         28,355     548,346      155,049     1,325,768
                                             ----------  ----------   ----------   -----------
From capital transactions:
   Net proceeds from units sold                       0     498,827       86,962     2,333,313
   Cost of units redeemed                       (54,635)   (524,252)    (209,931)   (2,557,644)
   Net transfers                                (10,926)   (190,625)    (234,463)   (1,507,823)
                                             ----------  ----------   ----------   -----------
      Increase (decrease) in net assets
         from capital transactions              (65,561)   (216,050)    (357,432)   (1,732,154)
                                             ----------  ----------   ----------   -----------
Increase (decrease) in net assets               (37,206)    332,296     (202,383)     (406,386)
Net assets at beginning of period             1,389,269   6,780,888    3,985,116    29,412,528
                                             ----------  ----------   ----------   -----------
Net assets at end of period                  $1,352,063  $7,113,184   $3,782,733   $29,006,142
                                             ==========  ==========   ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         0      42,130        7,337       158,067
   Units redeemed                                (5,097)    (44,500)     (17,823)     (173,518)
   Units transferred                             (1,114)    (15,546)     (20,219)     (100,601)
                                             ----------  ----------   ----------   -----------
Increase (decrease) in units outstanding         (6,211)    (17,916)     (30,705)     (116,052)
Beginning units                                 132,012     599,870      366,653     2,033,900
                                             ----------  ----------   ----------   -----------
Ending units                                    125,801     581,954      335,948     1,917,848
                                             ==========  ==========   ==========   ===========

                                                                                         Columbia
                                                Columbia      Columbia     Columbia       Marsico
                                                 Marsico       Marsico      Marsico    International
                                                 Focused       Growth    21st Century  Opportunities
                                             Equities Fund,     Fund,        Fund,         Fund,
                                                Variable      Variable     Variable      Variable
                                                 Series        Series       Series        Series
                                                (Class A)     (Class A)    (Class A)     (Class B)
                                             --------------  ----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (798,975)   $  (75,176)  $  (17,059)   $  (62,480)
   Net realized gains (losses)                  1,138,558       116,779       83,796       481,338
   Change in net unrealized appreciation
      (depreciation) of investments            (1,542,399)     (167,513)      20,343       220,588
                                              -----------    ----------   ----------    ----------
      Increase (decrease) in net assets
         from operations                       (1,202,816)     (125,910)      87,080       639,446
                                              -----------    ----------   ----------    ----------
From capital transactions:
   Net proceeds from units sold                10,790,300       346,379       35,290       493,423
   Cost of units redeemed                      (5,335,263)     (350,878)     (19,781)     (463,708)
   Net transfers                                3,460,205      (100,964)     218,427        21,866
                                              -----------    ----------   ----------    ----------
      Increase (decrease) in net assets
         from capital transactions              8,915,242      (105,463)     233,936        51,581
                                              -----------    ----------   ----------    ----------
Increase (decrease) in net assets               7,712,426      (231,373)     321,016       691,027
Net assets at beginning of period              62,097,834     6,596,770    1,520,921     6,614,879
                                              -----------    ----------   ----------    ----------
Net assets at end of period                   $69,810,260    $6,365,397   $1,841,937    $7,305,906
                                              ===========    ==========   ==========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     969,355        34,242        2,536        28,750
   Units redeemed                                (475,999)      (34,815)      (1,367)      (27,196)
   Units transferred                              313,331       (10,188)      14,546         1,089
                                              -----------    ----------   ----------    ----------
Increase (decrease) in units outstanding          806,687       (10,761)      15,715         2,643
Beginning units                                 5,556,354       651,793      111,169       411,931
                                              -----------    ----------   ----------    ----------
Ending units                                    6,363,041       641,032      126,884       414,574
                                              ===========    ==========   ==========    ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                              Columbia
                                               Mid Cap
                                               Growth
                                                Fund,        Asset        Global
                                              Variable    Allocation      Growth        Growth
                                               Series        Fund          Fund          Fund
                                             (Class A)     (Class 2)     (Class 2)     (Class 2)
                                             ----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (24,519) $ (1,085,917) $   (995,519) $ (6,990,977)
   Net realized gains (losses)                  134,667     3,366,922     3,337,081    12,217,305
   Change in net unrealized appreciation
      (depreciation) of investments              43,368     7,302,368    33,393,571     5,190,938
                                             ----------  ------------  ------------  ------------
      Increase (decrease) in net assets
         from operations                        153,516     9,583,373    35,735,133    10,417,266
                                             ----------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                   6,079     1,400,751    65,165,849    89,452,627
   Cost of units redeemed                       (87,877)  (14,661,463)  (24,918,054)  (44,690,032)
   Net transfers                                 92,910    16,522,935    61,942,998    55,583,698
                                             ----------  ------------  ------------  ------------
      Increase (decrease) in net assets
         from capital transactions               11,112     3,262,223   102,190,793   100,346,293
                                             ----------  ------------  ------------  ------------
Increase (decrease) in net assets               164,628    12,845,596   137,925,926   110,763,559
Net assets at beginning of period             1,906,504   129,113,737   312,995,114   605,616,325
                                             ----------  ------------  ------------  ------------
Net assets at end of period                  $2,071,132  $141,959,333  $450,921,040  $716,379,884
                                             ==========  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       629        93,681     3,372,656     4,734,811
   Units redeemed                                (9,731)     (979,523)   (1,286,164)   (2,359,447)
   Units transferred                             10,576     1,103,463     3,188,701     2,917,292
                                             ----------  ------------  ------------  ------------
Increase (decrease) in units outstanding          1,474       217,621     5,275,193     5,292,656
Beginning units                                 228,270     9,064,421    17,105,037    32,609,118
                                             ----------  ------------  ------------  ------------
Ending units                                    229,744     9,282,042    22,380,230    37,901,774
                                             ==========  ============  ============  ============




                                                Growth         Asset        Cash
                                                Income      Allocation   Management     Growth
                                                 Fund          Fund         Fund         Fund
                                               (Class 2)    (Class 3)    (Class 3)     (Class 3)
                                             ------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (5,847,831) $  (472,178) $   207,296  $ (4,053,280)
   Net realized gains (losses)                 22,011,445    1,285,913      199,392     3,437,584
   Change in net unrealized appreciation
      (depreciation) of investments            32,558,551    4,807,277        5,703    10,496,333
                                             ------------  -----------  -----------  ------------
      Increase (decrease) in net assets
         from operations                       48,722,165    5,621,012      412,391     9,880,637
                                             ------------  -----------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                69,784,815      561,065      128,550     2,085,788
   Cost of units redeemed                     (49,521,879)  (8,188,607)  (7,294,263)  (54,686,225)
   Net transfers                               43,660,584    1,438,565    8,254,827    (8,437,287)
                                             ------------  -----------  -----------  ------------
      Increase (decrease) in net assets
         from capital transactions             63,923,520   (6,188,977)   1,089,114   (61,037,724)
                                             ------------  -----------  -----------  ------------
Increase (decrease) in net assets             112,645,685     (567,965)   1,501,505   (51,157,087)
Net assets at beginning of period             601,415,194   75,989,381   15,694,797   496,145,405
                                             ------------  -----------  -----------  ------------
Net assets at end of period                  $714,060,879  $75,421,416  $17,196,302  $444,988,318
                                             ============  ===========  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   4,217,170       12,858        6,049        12,286
   Units redeemed                              (2,988,138)    (186,282)    (342,167)     (320,962)
   Units transferred                            2,632,604       33,161      388,495       (50,596)
                                             ------------  -----------  -----------  ------------
Increase (decrease) in units outstanding        3,861,636     (140,263)      52,377      (359,272)
Beginning units                                37,438,659    1,812,146      745,114     2,965,878
                                             ------------  -----------  -----------  ------------
Ending units                                   41,300,295    1,671,883      797,491     2,606,606
                                             ============  ===========  ===========  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                                                           U.S.
                                                                                       Government/
                                                Growth-    High-Income                  AAA-Rated
                                                Income         Bond     International   Securities
                                                 Fund          Fund          Fund          Fund
                                               (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                             ------------  -----------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (3,230,611) $ 1,703,652  $   (876,567)  $   912,315
   Net realized gains (losses)                  8,654,523     (938,356)    2,333,051      (910,983)
   Change in net unrealized appreciation
      (depreciation) of investments            29,409,675    1,160,627     9,250,422       492,708
                                             ------------  -----------  ------------   -----------
      Increase (decrease) in net assets
         from operations                       34,833,587    1,925,923    10,706,906       494,040
                                             ------------  -----------  ------------   -----------
From capital transactions:
   Net proceeds from units sold                 2,234,085      123,775       543,654        94,598
   Cost of units redeemed                     (51,759,873)  (4,968,679)  (11,309,046)   (4,995,382)
   Net transfers                               (2,839,223)   1,052,909     2,199,305    (2,835,377)
                                             ------------  -----------  ------------   -----------
      Increase (decrease) in net assets
         from capital transactions            (52,365,011)  (3,791,995)   (8,566,087)   (7,736,161)
                                             ------------  -----------  ------------   -----------
Increase (decrease) in net assets             (17,531,424)  (1,866,072)    2,140,819    (7,242,121)
Net assets at beginning of period             469,155,690   36,815,196   113,464,916    38,870,364
                                             ------------  -----------  ------------   -----------
Net assets at end of period                  $451,624,266  $34,949,124  $115,605,735   $31,628,243
                                             ============  ===========  ============   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      18,679        1,935        12,333         3,123
   Units redeemed                                (429,963)     (77,427)     (252,851)     (160,548)
   Units transferred                              (23,964)      16,172        45,792       (91,398)
                                             ------------  -----------  ------------   -----------
Increase (decrease) in units outstanding         (435,248)     (59,320)     (194,726)     (248,823)
Beginning units                                 4,017,990      587,965     2,663,104     1,242,128
                                             ------------  -----------  ------------   -----------
Ending units                                    3,582,742      528,645     2,468,378       993,305
                                             ============  ===========  ============   ===========


                                                                            BB&T
                                                Growth        Mid Cap      Capital      BB&T
                                              and Income       Value       Manager      Large
                                               Portfolio     Portfolio   Equity VIF    Cap VIF
                                              (Class VC)    (Class VC)    Portfolio   Portfolio
                                             ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (2,399,402) $ (1,227,542) $    7,414  $    3,105
   Net realized gains (losses)                  2,090,201     3,240,831      78,751          61
   Change in net unrealized appreciation
      (depreciation) of investments            20,230,364      (239,332)    (13,965)     54,631
                                             ------------  ------------  ----------  ----------
      Increase (decrease) in net assets
         from operations                       19,921,163     1,773,957      72,200      57,797
                                             ------------  ------------  ----------  ----------
From capital transactions:
   Net proceeds from units sold                12,994,866       772,639   2,136,385     479,763
   Cost of units redeemed                     (13,420,747)  (11,296,045)    (12,496)     (4,404)
   Net transfers                               17,686,003    (8,262,794)    656,474     477,271
                                             ------------  ------------  ----------  ----------
      Increase (decrease) in net assets
         from capital transactions             17,260,122   (18,786,200)  2,780,363     952,630
                                             ------------  ------------  ----------  ----------
Increase (decrease) in net assets              37,181,285   (17,012,243)  2,852,563   1,010,427
Net assets at beginning of period             188,203,284   113,685,375      35,013     138,082
                                             ------------  ------------  ----------  ----------
Net assets at end of period                  $225,384,569  $ 96,673,132  $2,887,576  $1,148,509
                                             ============  ============  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   1,038,403        55,941     196,322      43,312
   Units redeemed                              (1,068,408)     (819,853)     (1,149)       (394)
   Units transferred                            1,411,749      (616,822)     60,295      42,724
                                             ------------  ------------  ----------  ----------
Increase (decrease) in units outstanding        1,381,744    (1,380,734)    255,468      85,642
Beginning units                                15,827,941     8,338,434       3,383      13,166
                                             ------------  ------------  ----------  ----------
Ending units                                   17,209,685     6,957,700     258,851      98,808
                                             ============  ============  ==========  ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (continued)

                                                                          BB&T
                                                BB&T        BB&T        Special         BB&T
                                              Large Cap    Mid Cap   Opportunities  Total Return
                                             Growth VIF  Growth VIF    Equity VIF     Bond VIF
                                              Portfolio   Portfolio    Portfolio      Portfolio
                                             ----------  ----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   (204)  $   (8,057)  $  (13,228)    $   22,097
   Net realized gains (losses)                     (71)      75,586       85,034           (166)
   Change in net unrealized appreciation
      (depreciation) of investments              1,629     (148,619)      81,268         21,522
                                              --------   ----------   ----------     ----------
      Increase (decrease) in net assets
         from operations                         1,354      (81,090)     153,074         43,453
                                              --------   ----------   ----------     ----------
From capital transactions:
   Net proceeds from units sold                161,188      754,235      904,410        840,024
   Cost of units redeemed                         (363)     (25,430)     (34,380)        (9,038)
   Net transfers                                17,899      842,240    1,075,966      1,111,823
                                              --------   ----------   ----------     ----------
      Increase (decrease) in net assets
         from capital transactions             178,724    1,571,045    1,945,996      1,942,809
                                              --------   ----------   ----------     ----------
Increase (decrease) in net assets              180,078    1,489,955    2,099,070      1,986,262
Net assets at beginning of period               17,602      237,746      248,845        268,549
                                              --------   ----------   ----------     ----------
Net assets at end of period                   $197,680   $1,727,701   $2,347,915     $2,254,811
                                              ========   ==========   ==========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   16,030       69,737       82,451         84,325
   Units redeemed                                  (36)      (2,343)      (3,070)          (903)
   Units transferred                             1,759       78,633       96,840        111,598
                                              --------   ----------   ----------     ----------
Increase (decrease) in units outstanding        17,753      146,027      176,221        195,020
Beginning units                                  1,703       22,213       24,009         26,825
                                              --------   ----------   ----------     ----------
Ending units                                    19,456      168,240      200,230        221,845
                                              ========   ==========   ==========     ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.    ORGANIZATION

      Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following variable annuity products:
      Pathway, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II, Polaris Advisor, Polaris Choice III and Polaris Preferred Solution.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of a total of 172 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), (5) the three currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class A and Class B investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (8) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), or (9) the six currently available investment portfolios of the BB&T Variable Insurance Fund (the "BB&T Fund"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.    ORGANIZATION (continued)

      Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the WM Trust and the American Series, the Class B shares in the Columbia Trust I, the Class II shares in the Van Kampen Trust, and the Class 3 shares of the Anchor Series Trust and SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the BB&T Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, the Columbia Trust, the Columbia Trust I, the American Series, the Lord Abbett Fund, and the BB&T fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

      On May 1, 2006, three portfolios of the Nations Separate Account Trust (the "Nations Trust") became three portfolios of the Columbia Trust. The changes included merging the three portfolios of the Nations Trust into three Liberty portfolios of the Stein Roe Variable Insurance Trust (the "Stein Roe Trust") and renaming the portfolios and the Trust. On that date, all assets and liabilities of the three portfolios of the Nations Trust were transferred to the three Liberty portfolios of the Stein Roe Trust in exchange for shares of the three Liberty portfolios with the same net asset value as the net assets transferred. These changes did not result in tax consequences and the unit value of each Variable Account remained the same. The predecessor and current portfolios before and after the changes are listed below.

      Predecessor Nations Trust Portfolio      Current Columbia Trust Portfolio
      -----------------------------------      --------------------------------
      Nations Value                            Columbia Large Cap Value, VS
      Nations Asset Allocation                 Columbia Asset Allocation, VS
      Nations Small Company                    Columbia Small Company Growth, VS

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.    ORGANIZATION (continued)

      On May 1, 2006, the following portfolios and Trust were renamed. The predecessor and current portfolios and trusts before and after the change are listed below.

      Predecessor Nations Trust Portfolio              Current Columbia Trust I Portfolio
      -----------------------------------              ----------------------------------
      Nations Marsico 21st Century                     Columbia Marsico 21st Century, VS
      Nations Marsico Focused Equities                 Columbia Marsico Focused Equities, VS
      Nations Marsico Growth                           Columbia Marsico Growth, VS
      Nations High Yield Bond                          Columbia High Yield, VS
      Nations Marsico MidCap Growth                    Columbia Marsico Mid Cap Growth, VS
      Nations Marsico International Opportunities      Columbia Marsico International Opportunities, VS


      On December 9, 2005, the Nations Trust liquidated the Nations International Value Portfolio (Class B) and the portfolio was no longer an available investment portfolio for the Separate Account. As a result, on that date, the Nations International Value Portfolio (Class B) Variable Account was substituted with the International Growth and Income Portfolio (Class 1) Variable Account and the International Diversified Equities Portfolio (Class 2) Variable Account. Also on that date, the portfolio in which the Nations International Value Portfolio (Class B) Variable Account was invested, liquidated its investments and distributed the resulting cash to the Nations International Value Portfolio (Class B) Variable Account. Thereafter, the Nations International Value Portfolio (Class B) Variable Account transferred the cash to the International Growth and Income Portfolio (Class 1) Variable Account and the International Diversified Equities Portfolio (Class 2) Variable Account to buy shares in the underlying portfolios.

      Prior to March 14, 2006, the BB&T Large Cap VIF Portfolio was named BB&T Large Cap Value VIF Portfolio and the BB&T Large Cap Growth VIF Portfolio was named BB&T Large Company Growth VIF Portfolio. Prior to August 15, 2006, the Van Kampen Strategic Growth Portfolio was named Van Kampen Emerging Growth Portfolio.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      These unaudited condensed financial statements do not include certain financial information required by U.S. generally accepted accounting principles ("GAAP") for complete financial statements and should be read in conjunction with the audited financial statements and the related notes for the year ended December 31, 2005. In the opinion of management, all normal recurring adjustments have been made for a fair statement of the results presented herein.


3.    SUBSEQUENT EVENTS

      Prior to October 2, 2006, the Columbia Mid Cap Growth Fund Variable Series was named Columbia Marsico Mid Cap Growth Fund Variable Series.

      Effective October 2, 2006, the Columbia Trust replaced the unnamed class of shares of Columbia Marsico Focused Equities, VS, Columbia Marsico Growth, VS, Columbia Marsico 21st Century, VS and Columbia Mid Cap Growth, VS portfolios, which were subject to 12b-1 distribution fees that were waived, with Class A shares which are not subject to 12b-1 distribution fees. On the same date, the Columbia Trust I replaced the unnamed class of shares of Columbia Marsico International Opportunities, VS portfolio, which was subject to 12b-1 distribution fees, with Class B shares which remain subject to 12b-1 distribution fees. The classes of shares in these financial statements reflect the changes made as of October 2, 2006.

      Effective January 5, 2007, the portfolios of the WM Trust were reorganized into the Principal Investors Variable Contract Funds (the "Principal Fund"). On that date, the Variable Accounts that invested in portfolios of the WM Trust, exchanged their shares in the portfolios of the WM Trust, for shares with an equal value in similar portfolios of the Principal Fund.

      Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase(decrease) in net assets from operations.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:



Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 and financial statements of Variable Separate Account at December 31, 2005, and for each of the two years in the period ended December 31, 2005 are incorporated by reference to Form N-4, Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.



Consolidated financial statements (unaudited) of AIG SunAmerica Life Assurance Company at September 30, 2006 and December 31, 2005, and for the nine months ended September 30, 2006 and 2005, and financial statements (unaudited) for Variable Separate Account at September 30, 2006 and for the nine months ended September 30, 2006, are included herein.


(b) Exhibits


(1)   Resolution Establishing Separate Account.........................  1
(2)   Form of Custody Agreements.......................................  Not Applicable
(3)   (a)  Form of Distribution Contract...............................  1
      (b)  Selling Agreement...........................................  1
(4)   Variable Annuity Contract
      (a)  Polaris Choice III Individual Variable Annuity Contract.....  13
      (b)  Maximum Anniversary Value Optional Death Benefit
           Endorsement.................................................  9
      (c)  Purchase Payment Accumulation Optional Death Benefit
           Endorsement.................................................  9
      (d)  Optional Death Benefit Enhancement Endorsement
           (EstatePlus)................................................  3
      (e)  Guaranteed Minimum Account Value Endorsement................  8
      (f)  Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up
           Options.....................................................  9
      (g)  Standard Death Benefit Endorsement..........................  9
      (h)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement (GMWB for Life)...............  12
      (i)  Optional Guaranteed Minimum Withdrawal Benefit For One
           Life/For Two Lives Endorsement (GMWB for Joint Lives).......  12
      (j)  Nursing Home Rider..........................................  13
      (k)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement
           (GMWB with Bonus)...........................................  Filed Herewith
(5)   Application for Contract.........................................  3
      (a)  Participant Enrollment Form.................................  3
      (b)  Annuity Application.........................................  3
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation dated
           December 19, 2001...........................................  5
      (b)  Articles of Amendment to the Amended and Restated Articles
           of Incorporation Dated September 30, 2002...................  7
      (c)  Amended and Restated By-Laws dated December 19, 2001........  5
(7)   Reinsurance Contract.............................................  Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement....  1
      (b)  Form of SunAmerica Series Trust Fund Participation
           Agreement...................................................  1
      (c)  Form of American Funds Form of Fund Participation
           Agreement...................................................  6
      (d)  Form of Lord Abbett Form of Fund Participation Agreement....  6
      (e)  Form of Van Kampen Form of Fund Participation Agreement.....  4
      (f)  Form of Nations Annuity Trust Fund Participation
           Agreement...................................................  2
      (g)  Form of BB&T Variable Insurance Fund Participation
           Agreement...................................................  11
      (h)  Form of Principal Variable Contracts Fund Participation
           Agreement...................................................  15
(9)   Opinion and Consent of Counsel of Depositor......................  15
(10)  Consent of Independent Registered Public Accounting Firm.........  Filed Herewith
(11)  Financial Statements Omitted from Item 23........................  Not Applicable

(12)  Initial Capitalization Agreement.................................  Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company the Depositor of Registrant..........  12
      (b)  Power of Attorney -- AIG SunAmerica Life Assurance
           Company.....................................................  14
      (c)  Support Agreement of American International Group, Inc. ....  10

---------------


1             Incorporated by reference to Initial Registration Statement,
              File Nos. 333-25473 and 811-03859, filed on April 18, 1997,
              Accession No. 0000950148-97-000989.
2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-55740 and 811-03859, filed on April 26, 2001, Accession No. 0000950148-01-500444.
3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No.
              0000950148-01-501929.
4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No.
              0000950148-01-502065.
5 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-65118 and 811-03859, filed on April 15, 2002, Accession No. 0000950148-02-001017.
6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No.
              0000898430-02-003844.
7 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 17, File Nos. 033-86642 and 811-08874, filed on April 7, 2003, Accession No. 0000950148-03-000786.
8 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 10, File Nos. 333-65118 and 811-03859, filed on September 25, 2003, Accession No.
              0000950148-03-002354.
9 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004, Accession No. 0000950129-04-002082.
10 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 20 to File Nos. 333-65118 and 811-03859, filed on August 12, 2005, Accession No.
              0000950129-05-008177.
11 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22 to File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No.
              0000950129-05-009343.
12 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 22, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.
13 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment No. 26, File Nos. 333-65118 and 811-03859, filed on September 21, 2006, Accession No.
              0000950124-06-005435.
14            Incorporated by reference to Initial Registration Statement,
              File Nos. 333-137892 and 811-03859, filed on October 6,
              2006, Accession No. 0000950124-06-005824.
15 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-137892 and 811-03859, filed December 18, 2006, Accession No. 0000950124-06-007650.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
Marc H. Gamsin                              Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Gregory M. Outcalt                          Senior Vice President
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
Rodney A. Haviland(1)                       Vice President
Stephen Stone(1)                            Vice President
Monica Suryapranata(1)                      Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-06-003276 filed March 16, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of January 29, 2007, the number of Polaris Choice III contracts funded by Variable Separate Account was 265 of which 161 were qualified contracts and 104 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the

Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    James T. Nichols      President & Chief Executive Officer
    Debbie Potash-Turner  Senior Vice President, Chief Financial Officer & Controller
    John T. Genoy         Vice President
    Mallary L. Reznik**   Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary

---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 1 and Amendment No. 2 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 13th day of February, 2007.


                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director         February 13, 2007
------------------------------------------------            (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                          Senior Vice President & Director          February 13, 2007
------------------------------------------------
MICHAEL J. AKERS


*MARC H. GAMSIN                                            Senior Vice President & Director          February 13, 2007
------------------------------------------------
MARC H. GAMSIN


*N. SCOTT GILLIS                                                Senior Vice President,               February 13, 2007
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                             (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                February 13, 2007
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                      February 13, 2007
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller         February 13, 2007
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                              Attorney-in-Fact                  February 13, 2007
------------------------------------------------
*MALLARY L. REZNIK

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
 (4)(k)        Optional Guaranteed Minimum Withdrawal Benefit Endorsement
               (GMWB with Bonus)
(10)           Consent of Independent Registered Public Accounting Firm